UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9

Address of principal executive offices:	655 Broad Street, 6th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 6th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2024

Date of reporting period:	4/30/2024

Item 1 – Reports to Stockholders

PGIM ABSOLUTE RETURN BOND FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Absolute Return Bond Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Absolute Return Bond Fund

June 14, 2024

PGIM Absolute Return Bond Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24	Average Annual Total Returns as of 4/30/24

	(without sales charges)	(with sales charges)

	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)

Class A	5.40	6.11	2.39	2.58

Class C	5.09	7.92	2.28	2.15

Class Z	5.52	10.07	3.31	3.19

Class R6	5.68	10.17	3.40	3.23

ICE BofA US 3-Month Treasury Bill Index

	2.66	5.36	2.07	1.42

Bloomberg US Aggregate Bond Index

	4.97	-1.47	-0.16	1.20

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

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	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	3.25% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $500,000 or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1.00%	None	None

Benchmark Definitions

ICE BofA US 3-Month Treasury Bill Index—The ICE BofA US 3-Month Treasury Bill Index is an unmanaged index which is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

Bloomberg US Aggregate Bond Index—The Bloomberg US Aggregate Bond Index is unmanaged and represents securities that are taxable and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Absolute Return Bond Fund 5

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 4/30/24 (%)

AAA	47.6

AA	6.7

A	11.6

BBB	20.0

BB	7.7

B	2.1

CCC	0.7

Not Rated	0.9

Cash/Cash Equivalents	2.7

Total	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Distributions and Yields as of 4/30/24

	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)

Class A	0.26	5.16	5.16

Class C	0.23	4.54	4.54

Class Z	0.28	5.60	5.60

Class R6	0.28	5.66	5.66

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Absolute Return Bond Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Absolute Return Bond Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,054.00	0.96%	$4.90

	Hypothetical	$1,000.00	$1,020.09	0.96%	$4.82

Class C	Actual	$1,000.00	$1,050.90	1.77%	$9.03

	Hypothetical	$1,000.00	$1,016.06	1.77%	$8.87

Class Z	Actual	$1,000.00	$1,055.20	0.70%	$3.58

	Hypothetical	$1,000.00	$1,021.38	0.70%	$3.52

Class R6	Actual	$1,000.00	$1,056.80	0.64%	$3.27

	Hypothetical	$1,000.00	$1,021.68	0.64%	$3.22

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments  (unaudited)

as of April 30, 2024

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 93.3%

ASSET-BACKED SECURITIES 25.0%

Automobiles 1.3%

Avis Budget Rental Car Funding AESOP LLC,
Series 2022-05A, Class C, 144A	6.240%		04/20/27	1,100	$1,091,895
Series 2023-02A, Class C, 144A	6.180		10/20/27	800	790,543
Series 2023-05A, Class C, 144A	6.850		04/20/28	500	502,366
Series 2023-08A, Class C, 144A	7.340		02/20/30	2,700	2,774,909
Series 2024-01A, Class C, 144A	6.480		06/20/30	2,200	2,186,604
Bayview Opportunity Master Fund VII LLC,
Series 2024-CAR01, Class E, 144A, 30 Day Average SOFR + 3.600% (Cap N/A, Floor 0.000%)	8.930	(c)	12/26/31	1,448	1,448,461
Bayview Opportunity Master Fund VII Trust,
Series 2024-CAR1F, Class A, 144A	6.971		07/29/32	845	851,582
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A	5.560		04/22/30	2,391	2,386,230
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A	6.600		02/15/36	1,200	1,201,043
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A	4.920		05/15/28	2,600	2,567,957
Hertz Vehicle Financing III LP,
Series 2021-02A, Class B, 144A	2.120		12/27/27	200	180,377
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950		11/14/28	1,700	1,642,665
Series 2021-01A, Class D, 144A	1.620		11/14/30	200	181,476
Series 2022-01A, Class D, 144A	5.900		12/16/30	2,900	2,839,426
Series 2023-01A, Class D, 144A	7.070		02/14/33	3,700	3,688,129
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A	7.375		05/15/32	195	195,291
Series 2022-C, Class E, 144A	11.366		12/15/32	123	125,999
Series 2023-A, Class E, 144A	10.068		06/15/33	400	407,009
Series 2023-B, Class G, 144A	17.128		12/15/33	900	957,375
Santander Drive Auto Receivables Trust,
Series 2023-02, Class C	5.470		12/16/30	1,250	1,242,021

					27,261,358

Collateralized Loan Obligations 22.0%

AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.855	(c)	04/20/37	19,500	19,510,277

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 9

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

AlbaCore EURO CLO DAC (Ireland),
Series 02A, Class B, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.590%(c)	06/15/34	EUR	1,000	$1,051,028
Series 02X, Class B, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.590(c)	06/15/34	EUR	4,000	4,204,113
Anchorage Capital Europe CLO DAC (Ireland),
Series 06A, Class B1R, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.647(c)	01/22/38	EUR	5,000	5,396,990
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)	6.816(c)	10/20/34		5,000	4,996,313
Arbour CLO DAC (Ireland),
Series 04A, Class BRR, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	5.206(c)	04/15/34	EUR	5,000	5,251,163
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	5.156(c)	04/15/30	EUR	2,500	2,635,364
Atlas Static Senior Loan Fund Ltd. (Cayman Islands),
Series 2022-01A, Class AR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.079(c)	07/15/30		6,291	6,324,669
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679(c)	10/17/32		8,500	8,503,239
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	6.647(c)	04/18/35		1,500	1,497,539
Barings Euro CLO DAC (Ireland),
Series 2020-01A, Class AR, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.877(c)	10/21/34	EUR	3,000	3,168,292
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 0.800% (Cap N/A, Floor 0.800%)	4.691(c)	04/24/34	EUR	2,800	2,951,892
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		19,500	19,510,296
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.755(c)	01/25/35		4,740	4,753,622
Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	6.846(c)	03/09/34		2,450	2,452,887
BlueMountain CLO Ltd. (Cayman Islands),
Series 2019-24A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	04/20/34		4,280	4,274,988

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Carlyle Euro CLO DAC (Ireland),
Series 2019-01A, Class A1R, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.690%(c)	03/15/32	EUR	1,733	$1,836,624
Series 2019-01A, Class A2RB, 144A	2.100	03/15/32	EUR	6,500	6,297,013
Series 2022-05A, Class A2R, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)	6.082(c)	04/25/37	EUR	6,000	6,399,998
CIFC Funding Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.696(c)	01/22/31		5,078	5,084,749
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)	6.854(c)	04/20/37		15,000	15,007,830
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2020-29A, Class BR, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 0.000%)	7.286(c)	10/20/34		11,335	11,348,293
Crown City CLO (Cayman Islands),
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	6.665(c)	04/20/35		2,750	2,740,263
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29		101	101,405
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37		10,000	10,000,000
Series 2023-17A, Class A1, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.195(c)	10/20/36		10,000	10,018,604
Ellington CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.962% (Cap N/A, Floor 1.700%)	7.269(c)	02/15/29		323	322,690
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/22/31		2,112	2,112,267
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.919(c)	04/22/37		5,050	5,053,400
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)	5.652(c)	01/26/38	EUR	6,000	6,444,037
Series 2023-02A, Class B1, 144A, 3 Month EURIBOR + 2.750% (Cap N/A, Floor 2.750%)	6.672(c)	01/26/38	EUR	5,000	5,410,859
Invesco Euro CLO (Ireland),
Series 06A, Class B1, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.556(c)	07/15/34	EUR	9,250	9,729,408

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 11

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Jubilee CLO DAC (Ireland),
Series 2018-21A, Class BR, 144A, 3 Month EURIBOR + 1.400% (Cap N/A, Floor 1.400%)	5.306%(c)	04/15/35	EUR	10,000	$10,469,520
KKR CLO Ltd. (Cayman Islands),
Series 32A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.910(c)	01/15/32		4,779	4,780,290
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)	6.841(c)	04/20/37		10,000	10,000,000
Series 2021-01A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.321(c)	04/20/37		10,000	10,000,000
Madison Park Funding Ltd. (Cayman Islands),
Series 2019-33A, Class AR, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 1.290%)	6.619(c)	10/15/32		5,500	5,503,834
Series 2021-59A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.729(c)	01/18/34		9,500	9,514,041
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class BR, 144A, 3 Month SOFR + 2.062% (Cap N/A, Floor 1.800%)	7.386(c)	04/21/31		18,000	18,031,903
Oak Hill European Credit Partners (Ireland),
Series 2021-08A, Class B1, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	5.254(c)	04/18/35	EUR	12,000	12,522,495
Oaktree CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/34		6,195	6,203,769
OFSI BSL Ltd. (Cayman Islands),
Series 2022-11A, Class A1R, 144A, 3 Month SOFR + 2.050% (Cap N/A, Floor 2.050%)	7.377(c)	10/18/35		10,000	10,081,751
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A2AS, 144A, 3 Month SOFR + 2.012% (Cap N/A, Floor 0.000%)	7.329(c)	04/17/31		4,000	4,006,000
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.506(c)	01/15/38	EUR	10,000	10,732,574
Penta CLO DAC (Ireland),
Series 2018-05A, Class B1R, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	5.447(c)	04/20/35	EUR	10,000	10,525,688
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.325(c)	04/20/35		7,000	7,022,350
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A	0.000(cc)	04/17/37		18,000	18,009,720

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)	7.175%(c)	10/20/35		11,500	$11,605,516
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.760(c)	07/25/31		3,952	3,957,768
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/20/31		1,219	1,221,977
Silver Rock CLO Ltd. (Cayman Islands),
Series 2021-02A, Class A, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.776(c)	01/20/35		10,000	10,005,906
Sona Fios CLO DAC (Ireland),
Series 01A, Class A1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	5.714(c)	07/15/36	EUR	13,250	14,193,302
St. Pauls CLO DAC (Ireland),
Series 02A, Class AR4, 144A, 3 Month EURIBOR + 0.980% (Cap N/A, Floor 0.980%)	4.862(c)	10/25/35	EUR	8,000	8,446,604
Tikehau US CLO Ltd. (Bermuda),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.311(c)	01/15/36		13,250	13,281,858
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	5.544(c)	04/15/37	EUR	9,000	9,625,988
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class B, 144A, 3 Month SOFR + 2.500% (Cap N/A, Floor 2.500%)	7.825(c)	01/20/35		3,750	3,776,049
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.878(c)	04/25/37		6,000	6,000,385
Venture CLO Ltd. (Cayman Islands),
Series 2021-43A, Class A1, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 1.240%)	6.830(c)	04/15/34		3,500	3,493,325
Warwick Capital CLO Ltd. (United Kingdom),
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	7.279(c)	01/15/37		12,500	12,551,876

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 13

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.729%(c)	01/17/31	5,810	$5,813,729
Zais CLO Ltd. (Cayman Islands),
Series 2015-03A, Class A2R, 144A, 3 Month SOFR + 2.452% (Cap N/A, Floor 0.000%)	7.780(c)	07/15/31	11,300	11,309,102

				457,077,432

Consumer Loans 0.4%

OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A	5.500	06/14/38	4,800	4,780,247
Series 2023-01A, Class D, 144A	7.490	06/14/38	200	201,302
Series 2023-02A, Class D, 144A	7.520	09/15/36	2,500	2,522,100

				7,503,649

Equipment 0.1%

Auxilior Term Funding LLC,

Series 2023-01A, Class D, 144A	7.270	12/16/30	1,500	1,490,790

Home Equity Loans 0.4%

Accredited Mortgage Loan Trust,
Series 2004-03, Class 2A2, 1 Month SOFR + 1.314% (Cap 13.000%, Floor 1.200%)	6.631(c)	10/25/34	616	600,577
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE06, Class A2, 1 Month SOFR + 0.794% (Cap N/A, Floor 0.680%)	6.111(c)	11/25/33	589	596,770
Series 2003-HE06, Class A3B, 1 Month SOFR + 1.074% (Cap N/A, Floor 0.960%)	6.391(c)	11/25/33	3,267	3,119,476
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A1, 1 Month SOFR + 0.774% (Cap 11.000%, Floor 0.660%)	6.091(c)	10/25/32	11	11,115
Series 2003-03, Class A2, 1 Month SOFR + 1.294% (Cap 11.000%, Floor 1.180%)	6.611(c)	06/25/43	58	57,831
Series 2003-HE01, Class M1, 1 Month SOFR + 1.209% (Cap N/A, Floor 1.095%)	5.592(c)	01/25/34	1,440	1,401,964
Home Equity Asset Trust,
Series 2004-07, Class A2, 1 Month SOFR + 0.954% (Cap N/A, Floor 0.840%)	6.271(c)	01/25/35	876	850,433

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)

JPMorgan Mortgage Trust,
Series 2023-HE03, Class M1, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430%(c)	05/25/54	1,019	$1,026,629
MASTR Asset-Backed Securities Trust,
Series 2003-WMC02, Class M2, 1 Month SOFR + 2.589% (Cap N/A, Floor 2.475%)	4.179(c)	08/25/33	471	485,529
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.451(c)	10/25/33	118	117,404
Series 2003-NC08, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	09/25/33	203	199,771
Series 2003-NC10, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)	6.451(c)	10/25/33	162	159,561
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	674	668,040

				9,295,100

Other 0.1%

Goodleap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A	6.500	07/20/55	469	469,995
Series 2023-04C, Class A, 144A	6.480	03/20/57	968	966,665
Sierra Timeshare Receivables Funding LLC,
Series 2023-02A, Class D, 144A	9.720	04/20/40	1,127	1,136,433

				2,573,093

Residential Mortgage-Backed Securities 0.5%

Chase Funding Trust,
Series 2002-03, Class 2A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)	6.071(c)	08/25/32	229	220,291
Series 2003-04, Class 1A5	4.920	05/25/33	284	268,461
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT01, Class M1, 1 Month SOFR + 0.744% (Cap N/A, Floor 0.630%)	6.061(c)	02/25/35	160	145,650
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	07/25/33	223	219,539
Countrywide Asset-Backed Certificates Trust,
Series 2004-01, Class M1, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	03/25/34	15	15,150

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 15

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#			Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)

Countrywide Asset-Backed Certificates Trust, (cont’d.)
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481%(c)	11/25/34		52		$51,421
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB03, Class AF1	3.379	12/25/32		63		58,630
Finance America Mortgage Loan Trust,
Series 2003-01, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)	6.481(c)	09/25/33		965		937,047
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A2, 1 Month SOFR + 0.874% (Cap N/A, Floor 0.760%)	6.191(c)	08/25/34		357		317,518
Fremont Home Loan Trust,
Series 2004-04, Class M1, 1 Month SOFR + 0.909% (Cap N/A, Floor 0.795%)	6.226(c)	03/25/35		1,413		1,302,385
Long Beach Mortgage Loan Trust,
Series 2004-02, Class A1, 1 Month SOFR + 0.554% (Cap N/A, Floor 0.440%)	5.871(c)	06/25/34		493		475,478
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month SOFR + 1.014% (Cap N/A, Floor 0.900%)	6.331(c)	05/25/34		148		140,125
Rathlin Residential DAC (Ireland),
Series 2021-01A, Class A, 144A, 1 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	5.862(c)	09/27/75	EUR	838		878,587
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A2, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.444(c)	09/25/34		1,727		1,693,124
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r	)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	7.109(c)	03/15/26	EUR	4,271		3,874,591

						10,597,998

Student Loans 0.2%

Bayview Opportunity Master Fund VII LLC,
Series 2024-EDU01, Class D, 144A, 30 Day Average SOFR + 2.750% (Cap N/A, Floor 2.750%)	8.080(c)	06/25/47		1,011		1,011,404

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Student Loans (cont’d.)

Laurel Road Prime Student Loan Trust,
Series 2018-D, Class A, 144A	0.000%(cc)	11/25/43	2,074	$1,903,439
Series 2019-A, Class R, 144A	0.000	10/25/48	1,612	363,196

				3,278,039

TOTAL ASSET-BACKED SECURITIES (cost $523,044,628)				519,077,459

COMMERCIAL MORTGAGE-BACKED SECURITIES 3.5%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A (original cost $2,454,600; purchased 05/09/18)(f)	3.203(cc)	05/15/35	2,700	1,995,241
Series 2018-20TS, Class H, 144A (original cost $2,389,640; purchased 05/09/18)(f)	3.203(cc)	05/15/35	2,700	1,941,241
Barclays Commercial Mortgage Securities Trust,
Series 2018-CHRS, Class B, 144A	4.409(cc)	08/05/38	2,650	2,236,492
Series 2018-CHRS, Class C, 144A	4.409(cc)	08/05/38	900	726,738
Series 2018-CHRS, Class D, 144A	4.409(cc)	08/05/38	1,490	1,143,270
Series 2020-BID, Class A, 144A, 1 Month SOFR + 2.254% (Cap N/A, Floor 2.140%)	7.575(c)	10/15/37	5,745	5,716,275
Benchmark Mortgage Trust,
Series 2023-V03, Class XA, IO	1.053(cc)	07/15/56	50,601	1,510,149
BPR Trust,
Series 2021-TY, Class C, 144A, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)	7.135(c)	09/15/38	2,024	1,973,400
Series 2023-BRK02, Class C, 144A	8.630(cc)	11/05/28	4,300	4,346,143
BX Trust,
Series 2024-PAT, Class A, 144A, 1 Month SOFR + 2.090% (Cap N/A, Floor 2.090%)	7.411(c)	03/15/41	5,600	5,596,500
Commercial Mortgage Trust,
Series 2015-LC19, Class XB, IO, 144A	0.324(cc)	02/10/48	123,049	141,900
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.465(cc)	03/25/26	20,642	441,442
GS Mortgage Securities Corp. Trust,
Series 2021-IP, Class A, 144A, 1 Month SOFR + 1.064% (Cap N/A, Floor 0.950%)	6.385(c)	10/15/36	2,130	2,099,381
GS Mortgage Securities Trust,
Series 2013-GC10, Class XB, IO, 144A	0.403(cc)	02/10/46	26,294	173
Series 2014-GC20, Class XB, IO	0.576(cc)	04/10/47	8,234	93
Independence Plaza Trust,
Series 2018-INDP, Class E, 144A	4.996	07/10/35	3,000	2,787,679

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 17

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class XB, IO	0.464%(cc)	08/15/47		45,056	$18,477
Series 2015-C27, Class XB, IO	0.542(cc)	02/15/48		52,766	102,915
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A5	3.490	07/15/50		5,000	4,592,932
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class XB, IO	0.641(cc)	04/15/46		34,956	437
Series 2016-JP03, Class A5	2.870	08/15/49		10,495	9,727,482
Series 2018-AON, Class E, 144A	4.767(cc)	07/05/31		7,950	3,621,223
Morgan Stanley Capital I Trust,
Series 2019-MEAD, Class C, 144A	3.283(cc)	11/10/36		2,020	1,850,094
Series 2019-MEAD, Class D, 144A	3.283(cc)	11/10/36		3,000	2,699,633
Series 2019-MEAD, Class E, 144A	3.283(cc)	11/10/36		2,505	2,198,044
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	6.935(c)	03/15/36		2,350	2,197,984
Series 2021-PARK, Class E, 144A, 1 Month SOFR + 1.864% (Cap N/A, Floor 1.750%)	7.185(c)	03/15/36		1,400	1,298,062
Salus European Loan Conduit DAC (United Kingdom),
Series 33A, Class A, 144A, SONIA + 1.969% (Cap 6.850%, Floor 1.500%)	6.850(c)	01/23/29	GBP	9,500	11,544,292

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $78,339,655)					72,507,692

CORPORATE BONDS 22.8%

Aerospace & Defense 1.0%

BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	5.125	03/26/29		2,775	2,725,080
Boeing Co. (The),
Sr. Unsec’d. Notes	5.150	05/01/30		8,270	7,841,032
Sr. Unsec’d. Notes, 144A	6.528	05/01/34		2,470	2,488,239
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A(a)	7.500	02/01/29		1,000	1,022,500
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		4,084	4,053,411
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes, 144A	7.000	07/28/30		1,770	1,813,144

					19,943,406

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Agriculture 0.0%

Vector Group Ltd.,

Sr. Sec’d. Notes, 144A	5.750%	02/01/29	475	$431,943

Airlines 0.2%

American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	01/15/27	1,323	1,287,196
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates	4.000	04/29/26	60	59,177
United Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates(a)	4.300	02/15/27	1,294	1,263,533
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	645	620,742
Sr. Sec’d. Notes, 144A	4.625	04/15/29	170	156,770

				3,387,418

Apparel 0.0%

Wolverine World Wide, Inc.,

Gtd. Notes, 144A	4.000	08/15/29	825	659,178

Auto Manufacturers 0.3%

Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.375	11/13/25	2,650	2,544,639
Sr. Unsec’d. Notes	4.125	08/17/27	1,170	1,099,039
Sr. Unsec’d. Notes	6.800	05/12/28	625	637,752
Sr. Unsec’d. Notes	6.950	03/06/26	450	456,146
General Motors Co.,
Sr. Unsec’d. Notes	6.250	10/02/43	1,555	1,514,049

				6,251,625

Auto Parts & Equipment 0.2%

Adient Global Holdings Ltd.,
Gtd. Notes, 144A	4.875	08/15/26	1,900	1,830,536
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	370	366,766
Dana, Inc.,
Sr. Unsec’d. Notes	4.500	02/15/32	225	190,642
Nemak SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A	3.625	06/28/31	350	273,875

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 19

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Auto Parts & Equipment (cont’d.)

Phinia, Inc.,
Sr. Sec’d. Notes, 144A	6.750%	04/15/29	375	$376,370
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A	8.000	11/17/28	1,800	1,686,091

				4,724,280

Banks 4.5%

ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN	6.575(ff)	10/13/26	3,700	3,722,251
Banco de Credito del Peru S.A. (Peru),
Sub. Notes, 144A, MTN	3.250(ff)	09/30/31	1,055	963,677
Banco Mercantil del Norte SA (Mexico),
Jr. Sub. Notes, 144A	6.625(ff)	01/24/32(oo)	1,110	978,188
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	3,400	3,358,553
Bangkok Bank PCL (Thailand),
Sub. Notes, 144A	3.466(ff)	09/23/36	945	769,873
Bank of America Corp.,
Jr. Sub. Notes, Series JJ	5.125(ff)	06/20/24(oo)	6,850	6,843,880
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,450	1,375,323
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	7.437(ff)	11/02/33	3,810	4,096,539
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A	5.673(ff)	03/15/30	2,245	2,203,524
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	2,415	2,382,676
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,000	998,493
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.976(ff)	11/05/30	870	757,657
Sr. Unsec’d. Notes	3.200	10/21/26	1,145	1,081,046
Sr. Unsec’d. Notes	3.785(ff)	03/17/33	1,240	1,078,265
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	980	936,849
Sub. Notes	4.400	06/10/25	405	398,880
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	3,300	3,383,971
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A	12.000	10/01/28	175	187,807
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	35	32,711
Sr. Unsec’d. Notes	3.850	01/26/27	3,940	3,779,800
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	135	128,035

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)

Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	6.484%(ff)	10/24/29	3,110	$3,210,018
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF	5.000(ff)	08/01/24(oo)	1,500	1,491,205
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,325	15,132,274
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	2,370	1,965,190
M&T Bank Corp.,
Sub. Notes	4.000	07/15/24	325	323,157
Mizrahi Tefahot Bank Ltd. (Israel),
Sub. Notes, 144A	3.077(ff)	04/07/31	1,555	1,411,162
Morgan Stanley,
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	2,570	2,649,699
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	2,865	2,276,823
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	1,750	1,642,918
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	605	587,749
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	2,230	1,744,048
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A(a)	6.066(ff)	01/19/35	7,380	7,193,485
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	1,005	1,051,982
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes	3.750	03/26/25	1,200	1,178,113
Sr. Unsec’d. Notes, 144A	4.488(ff)	05/12/26	615	605,418
Sr. Unsec’d. Notes, 144A	6.537(ff)	08/12/33	1,500	1,529,337
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%	6.929(c)	05/12/26	1,925	1,939,630
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	4.808(ff)	07/25/28	6,475	6,310,242
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28	2,475	2,477,457

				94,177,905

Biotechnology 0.1%

Amgen, Inc.,
Sr. Unsec’d. Notes	5.600	03/02/43	1,675	1,615,672

Building Materials 0.3%

Cemex SAB de CV (Mexico),
Gtd. Notes, 144A	5.450	11/19/29	1,180	1,140,175
JELD-WEN, Inc.,
Gtd. Notes, 144A	4.625	12/15/25	149	145,351
Gtd. Notes, 144A	4.875	12/15/27	800	759,265

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 21

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Building Materials (cont’d.)

Masonite International Corp.,
Gtd. Notes, 144A	5.375%	02/01/28	1,335	$1,335,000
Sisecam UK PLC (Turkey),
Gtd. Notes, 144A	8.250	05/02/29	3,120	3,173,702
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A	7.250	01/15/31	500	513,583

				7,067,076

Chemicals 0.8%

Ashland, Inc.,
Sr. Unsec’d. Notes	6.875	05/15/43	4,100	4,135,300
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	8.500	01/12/31	1,422	1,445,747
Gtd. Notes, 144A	4.500	01/10/28	1,630	1,452,738
Gtd. Notes, 144A	8.500	01/12/31	1,786	1,815,826
FMC Corp.,
Sr. Unsec’d. Notes	3.450	10/01/29	3,223	2,857,152
LYB International Finance BV,
Gtd. Notes	5.250	07/15/43	175	154,893
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	6.750	05/02/34	3,610	3,556,752
Rain Carbon, Inc.,
Sr. Sec’d. Notes, 144A(a)	12.250	09/01/29	225	234,008
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26	350	329,875
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	13.000	12/16/27	907	922,670

				16,904,961

Coal 0.0%

Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A (original cost $913,500; purchased 04/04/24)(f)	13.125	05/01/28	900	906,750

Commercial Services 0.3%

Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	07/15/26	411	410,189

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Commercial Services (cont’d.)

AMN Healthcare, Inc.,
Gtd. Notes, 144A(a)	4.000%	04/15/29		1,200	$1,062,089
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A	7.500	01/15/31		200	206,277
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	601	614,930
ERAC USA Finance LLC,
Gtd. Notes, 144A	6.700	06/01/34		110	118,605
Gtd. Notes, 144A	7.000	10/15/37		1,725	1,888,465
United Rentals North America, Inc.,
Gtd. Notes	3.750	01/15/32		325	277,647
Gtd. Notes(a)	5.250	01/15/30		1,200	1,151,463
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A	9.750	08/15/26		675	675,000

					6,404,665

Computers 0.1%

CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A	5.375	10/31/26		1,625	1,537,250
McAfee Corp.,
Sr. Unsec’d. Notes, 144A	7.375	02/15/30		675	625,989
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A	9.500	04/01/29		761	808,835

					2,972,074

Distribution/Wholesale 0.1%

H&E Equipment Services, Inc.,
Gtd. Notes, 144A	3.875	12/15/28		1,150	1,017,699
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A	6.750	03/15/28		100	100,728

					1,118,427

Diversified Financial Services 0.5%

Blackstone Private Credit Fund,
Sr. Sec’d. Notes^	5.610	05/03/27		950	907,211
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A	7.200	12/12/28		1,285	1,304,620
Capital One Financial Corp.,
Sr. Unsec’d. Notes	7.624(ff)	10/30/31		935	1,006,134

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 23

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)

Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A	5.000%	08/15/28	1,025	$922,278
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	6.500	01/20/43	55	54,948
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.750	11/15/31	1,675	1,525,871
Navient Corp.,
Sr. Unsec’d. Notes	6.750	06/25/25	575	573,584
Nuveen LLC,
Sr. Unsec’d. Notes, 144A	5.550	01/15/30	1,280	1,270,530
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	1,200	1,056,657
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	7.875	12/15/29	710	724,715
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, EMTN	5.250	08/10/28	1,100	1,071,813

				10,418,361

Electric 1.5%

Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes	5.365(cc)	06/15/26	1,635	1,618,684
American Electric Power Co., Inc.,
Jr. Sub. Notes	5.699	08/15/25	2,075	2,069,676
Aydem Yenilenebilir Enerji A/S (Turkey),
Sr. Sec’d. Notes, 144A	7.750	02/02/27	630	608,541
Calpine Corp.,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	1,500	1,377,883
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	2,695	2,448,956
Clean Renewable Power Mauritius Pte Ltd. (India),
Sr. Sec’d. Notes, 144A	4.250	03/25/27	413	379,415
Duke Energy Carolinas LLC,
First Ref. Mortgage	4.000	09/30/42	50	39,696
Engie SA (France),
Sr. Unsec’d. Notes, 144A	5.250	04/10/29	2,440	2,412,421
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN(a)	6.350	08/10/28	1,131	1,068,795
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	2,145	2,131,594
Sr. Unsec’d. Notes, 144A, MTN	8.450	08/10/28	290	285,288
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	2,180	2,144,575
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	3,000	2,707,500

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Electric (cont’d.)

Mercury Chile Holdco LLC (Chile),
Sr. Sec’d. Notes	6.500%	01/24/27		1,400	$1,347,938
Mong Duong Finance Holdings BV (Vietnam),
Sr. Sec’d. Notes	5.125	05/07/29		1,194	1,139,126
NRG Energy, Inc.,
Gtd. Notes, 144A	3.625	02/15/31		1,475	1,249,941
Gtd. Notes, 144A	3.875	02/15/32		1,050	884,947
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		275	295,941
Tierra Mojada Luxembourg II Sarl (Mexico),
Sr. Sec’d. Notes, 144A	5.750	12/01/40		973	871,567
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		450	441,647
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		1,575	1,591,090
Jr. Sub. Notes, Series C, 144A(a)	8.875(ff)	01/15/29(oo)		3,250	3,354,962

					30,470,183

Engineering & Construction 0.4%

Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN	2.000	02/15/33	EUR	1,100	986,774
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN(a)	1.750	10/23/30	EUR	700	645,054
IHS Holding Ltd. (Nigeria),
Gtd. Notes, 144A	6.250	11/29/28		850	732,063
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28		2,000	1,861,875
Sr. Sec’d. Notes, 144A	4.250	10/31/26		218	209,416
Sr. Sec’d. Notes, 144A	5.500	10/31/46		415	340,430
Sr. Sec’d. Notes, 144A	5.500	07/31/47		3,395	2,780,717

					7,556,329

Entertainment 0.3%

Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A	6.500	02/15/32		655	645,226
Sr. Sec’d. Notes, 144A	7.000	02/15/30		1,450	1,460,414
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.375	05/01/26		1,525	1,519,357
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes, Cash coupon 2.000% and PIK 10.750% (original cost $761,726; purchased 04/03/19 - 10/31/22)(f)	12.750	11/30/27(d)	EUR	689	22,070

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 25

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Entertainment (cont’d.)

Codere Finance 2 Luxembourg SA (Spain), (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 8.000% and
PIK 3.000% (original cost $2,299,299; purchased 07/24/20 - 09/30/22)(f)	11.000%	09/30/26(d)	EUR 2,008	$742,668
Sr. Sec’d. Notes, 144A (original cost $354,157; purchased 09/20/23)(f)	13.000	09/30/24	EUR 330	348,944
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	6.750	02/15/29	915	866,285
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29	391	327,304
Premier Entertainment Sub LLC/Premier
Entertainment Finance Corp.,
Gtd. Notes, 144A	5.875	09/01/31	625	448,814
Wynn Resorts Finance LLC/Wynn Resorts Capital
Corp.,
Gtd. Notes, 144A(a)	7.125	02/15/31	680	689,990

				7,071,072

Environmental Control 0.0%

GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A	6.750	01/15/31	310	311,745

Foods 0.3%

Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s
LP/Albertson’s LLC,
Gtd. Notes, 144A(a)	6.500	02/15/28	450	449,531
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27	1,275	1,177,585
Bellis Finco PLC (United Kingdom),
Gtd. Notes	4.000	02/16/27	GBP 2,700	3,125,171
Ingles Markets, Inc.,
Sr. Unsec’d. Notes, 144A(a)	4.000	06/15/31	700	606,767
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A	4.125	01/31/30	175	155,965
Gtd. Notes, 144A	4.375	01/31/32	325	281,557
Post Holdings, Inc.,
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/32	660	651,907

				6,448,483

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Forest Products & Paper 0.1%

Georgia-Pacific LLC,
Sr. Unsec’d. Notes	7.375%	12/01/25	400	$409,020
Suzano Austria GmbH (Brazil),
Gtd. Notes	6.000	01/15/29	1,000	989,700

				1,398,720

Gas 0.2%

AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25	1,500	1,494,854
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes	5.850	01/15/41	700	698,525
ENN Clean Energy International Investment Ltd.
(China),
Gtd. Notes, 144A	3.375	05/12/26	1,350	1,276,594
Southern Co. Gas Capital Corp.,
Gtd. Notes	4.400	06/01/43	1,375	1,096,682

				4,566,655

Healthcare-Products 0.1%

Medline Borrower LP,
Sr. Sec’d. Notes, 144A	3.875	04/01/29	375	335,719
Sr. Unsec’d. Notes, 144A	5.250	10/01/29	25	23,279
Medline Borrower LP/Medline Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A	6.250	04/01/29	895	889,165
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR 1,250	978,896
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR 825	604,195

				2,831,254

Healthcare-Services 0.3%

Aetna, Inc.,
Sr. Unsec’d. Notes	4.500	05/15/42	530	435,977
DaVita, Inc.,
Gtd. Notes, 144A	4.625	06/01/30	2,625	2,302,127
Elevance Health, Inc.,
Sr. Unsec’d. Notes	4.101	03/01/28	700	670,346
Sr. Unsec’d. Notes	4.650	01/15/43	120	103,393
Sr. Unsec’d. Notes	5.100	01/15/44	515	466,671

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 27

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services (cont’d.)

Tenet Healthcare Corp.,
Sr. Sec’d. Notes, 144A	6.750%	05/15/31	1,425	$1,429,253
Sr. Unsec’d. Notes(a)	6.875	11/15/31	1,200	1,240,406

				6,648,173

Home Builders 0.3%

Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	150	145,537
Gtd. Notes(a)	7.250	10/15/29	3,475	3,435,228
M/I Homes, Inc.,
Gtd. Notes	4.950	02/01/28	1,000	947,102
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	2,560	2,523,191

				7,051,058

Housewares 0.0%

SWF Escrow Issuer Corp.,
Sr. Unsec’d. Notes, 144A	6.500	10/01/29	325	200,892

Insurance 0.4%

Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.950	10/15/36	215	219,453
Sr. Unsec’d. Notes	6.100	10/01/41	280	284,451
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	4.569	02/01/29	1,614	1,533,088
Lincoln National Corp.,
Sr. Unsec’d. Notes	5.852	03/15/34	985	946,432
Sr. Unsec’d. Notes	7.000	06/15/40	32	33,913
Markel Group, Inc.,
Sr. Unsec’d. Notes(a)	5.000	03/30/43	3,125	2,712,132
Principal Financial Group, Inc.,
Gtd. Notes	4.350	05/15/43	245	203,559
Teachers Insurance & Annuity Association of
America,
Sub. Notes, 144A	4.900	09/15/44	1,950	1,691,369
Sub. Notes, 144A	6.850	12/16/39	54	58,652

				7,683,049

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Internet 0.2%

Prosus NV (China),
Sr. Unsec’d. Notes, 144A	4.193%	01/19/32	1,250	$1,065,234
United Group BV (Slovenia),
Sr. Sec’d. Notes, 144A(a)	6.750	02/15/31	EUR 2,950	3,224,585

				4,289,819

Iron/Steel 0.1%

Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A	6.625	01/31/29	1,600	1,596,740
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A	9.250	10/01/28	575	601,594

				2,198,334

Leisure Time 0.4%

Carnival Corp.,
Gtd. Notes, 144A	5.750	03/01/27	2,375	2,309,165
Gtd. Notes, 144A(a)	6.000	05/01/29	875	844,922
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A	8.125	01/15/29	550	572,688
Sr. Sec’d. Notes, 144A	8.375	02/01/28	925	962,220
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A	7.250	01/15/30	150	153,996
Gtd. Notes, 144A	9.250	01/15/29	600	640,500
Sr. Unsec’d. Notes, 144A	5.500	08/31/26	950	927,266
Viking Cruises Ltd.,
Gtd. Notes, 144A	5.875	09/15/27	650	628,062
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A	5.625	02/15/29	1,100	1,050,500

				8,089,319

Lodging 0.5%

Gohl Capital Ltd. (Malaysia),
Gtd. Notes	4.250	01/24/27	1,510	1,433,084
MGM China Holdings Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.750	02/01/27	700	659,750
MGM Resorts International,
Gtd. Notes(a)	4.750	10/15/28	2,400	2,234,658
Gtd. Notes	6.500	04/15/32	2,000	1,940,044
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes	5.125	08/08/25	203	200,463

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 29

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Lodging (cont’d.)

Sands China Ltd. (Macau), (cont’d.)
Sr. Unsec’d. Notes	5.400%	08/08/28	756	$731,906
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse
HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A	5.875	05/15/25	1,198	1,192,025
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	475	461,641
Sr. Unsec’d. Notes, 144A	5.500	10/01/27	1,025	964,781

				9,818,352

Machinery-Diversified 0.1%

AGCO Corp.,
Gtd. Notes	5.450	03/21/27	850	847,188
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A	7.500	01/01/30	1,100	1,125,786
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A	11.500	09/01/28	850	900,058

				2,873,032

Media 1.1%

Altice Finco SA (Luxembourg),
Sec’d. Notes(a)	4.750	01/15/28	EUR 7,050	4,965,682
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750	03/01/30	1,300	1,081,105
Charter Communications Operating LLC/Charter
Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	1,220	1,017,841
Sr. Sec’d. Notes	6.384	10/23/35	2,640	2,492,603
Sr. Sec’d. Notes	6.484	10/23/45	585	517,616
CSC Holdings LLC,
Gtd. Notes, 144A(a)	5.375	02/01/28	1,600	1,231,289
Gtd. Notes, 144A(a)	5.500	04/15/27	1,500	1,229,597
Diamond Sports Group LLC/Diamond Sports Finance
Co.,
Gtd. Notes, 144A (original cost $2,576,156; purchased 07/18/19 - 02/27/20)(f)	6.625	08/15/27(d)	2,785	70,954
Sec’d. Notes, 144A (original cost $147,813; purchased 01/31/24)(f)	5.375	08/15/26(d)	2,150	55,055
DISH DBS Corp.,
Gtd. Notes	5.125	06/01/29	425	171,175
Gtd. Notes	7.375	07/01/28	350	156,207

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Media (cont’d.)

DISH DBS Corp., (cont’d.)
Gtd. Notes	7.750%	07/01/26		550	$345,880
DISH Network Corp.,
Sr. Sec’d. Notes, 144A	11.750	11/15/27		3,500	3,529,873
Sinclair Television Group, Inc.,
Gtd. Notes, 144A	5.125	02/15/27		275	247,303
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	8.000	08/15/28		2,185	2,186,540
Virgin Media Secured Finance PLC (United
Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	700	720,441
Sr. Sec’d. Notes	4.250	01/15/30	GBP	2,700	2,843,371
Ziggo BV (Netherlands),
Sr. Sec’d. Notes	2.875	01/15/30	EUR	370	347,638

					23,210,170

Mining 0.3%

Alcoa Nederland Holding BV,
Gtd. Notes, 144A	7.125	03/15/31		215	217,150
AngloGold Ashanti Holdings PLC (Australia),
Gtd. Notes	3.375	11/01/28		730	652,985
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.875	10/15/27		600	576,000
Sec’d. Notes, 144A	9.375	03/01/29		350	364,112
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN	5.315	04/14/32		600	567,750
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT (Indonesia),
Sr. Unsec’d. Notes	6.530	11/15/28		1,650	1,685,578
Novelis Corp.,
Gtd. Notes, 144A	3.250	11/15/26		1,425	1,332,330

					5,395,905

Multi-National 0.1%

Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	6.000	04/26/27		2,000	2,027,914

Office/Business Equipment 0.2%

CDW LLC/CDW Finance Corp.,
Gtd. Notes	4.250	04/01/28		4,010	3,780,897

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 31

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Oil & Gas 2.1%

Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A	2.000%	07/15/26		2,445	$2,253,807
Ascent Resources Utica Holdings LLC/ARU Finance
Corp.,
Gtd. Notes, 144A	7.000	11/01/26		1,225	1,226,054
Gtd. Notes, 144A	9.000	11/01/27		899	1,126,062
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.400	06/15/47		1,092	973,219
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A	7.000	06/15/25		1,325	1,323,804
Civitas Resources, Inc.,
Gtd. Notes, 144A	8.375	07/01/28		200	208,692
Gtd. Notes, 144A	8.625	11/01/30		225	240,105
Crescent Energy Finance LLC,
Gtd. Notes, 144A	9.250	02/15/28		450	475,548
Sr. Unsec’d. Notes, 144A	7.625	04/01/32		860	863,513
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	10/15/25		1,000	994,146
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		2,170	2,073,001
Sr. Unsec’d. Notes	8.625	01/19/29		2,105	2,190,516
Sr. Unsec’d. Notes	8.875	01/13/33		2,660	2,717,256
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A	4.875	03/30/26		1,135	1,067,964
Sr. Sec’d. Notes, 144A	5.375	03/30/28		857	760,587
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	689,533
Sr. Unsec’d. Notes, 144A	6.250	04/15/32		500	484,193
Leviathan Bond Ltd. (Israel),
Sr. Sec’d. Notes, 144A	6.750	06/30/30		600	534,000
Ovintiv, Inc.,
Gtd. Notes(a)	5.650	05/15/28		2,145	2,143,461
Permian Resources Operating LLC,
Gtd. Notes, 144A	8.000	04/15/27		1,025	1,053,370
Petrobras Global Finance BV (Brazil),
Gtd. Notes	5.375	10/01/29	GBP	800	930,945
Gtd. Notes	6.625	01/16/34	GBP	300	358,399
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,160	1,443,318
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	2,055	1,871,670
Gtd. Notes	5.350	02/12/28		2,000	1,749,800
Gtd. Notes	6.500	03/13/27		260	243,893

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)

Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes	6.700%	02/16/32	2,660	$2,178,806
Gtd. Notes(a)	6.840	01/23/30	500	432,450
Gtd. Notes(a)	6.875	10/16/25	1,540	1,517,862
Gtd. Notes, EMTN	2.750	04/21/27	EUR 3,510	3,236,668
Gtd. Notes, EMTN	4.875	02/21/28	EUR 1,550	1,469,101
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A	7.125	01/15/26	617	616,229
Preem Holdings AB (Sweden),
Sr. Unsec’d. Notes, 144A	12.000	06/30/27	EUR 1,760	2,007,910
Southwestern Energy Co.,
Gtd. Notes	4.750	02/01/32	650	585,327
Gtd. Notes	5.375	02/01/29	725	695,509
Transocean, Inc.,
Gtd. Notes, 144A	8.250	05/15/29	335	332,923

				43,069,641

Oil & Gas Services 0.0%

Cameron International Corp.,
Gtd. Notes	5.950	06/01/41	100	94,207

Packaging & Containers 0.1%

Ball Corp.,
Gtd. Notes	6.000	06/15/29	1,125	1,119,128
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen
Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A	4.375	10/15/28	1,300	1,198,456
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A	6.125	02/01/28	125	123,519

				2,441,103

Pharmaceuticals 0.7%

AbbVie, Inc.,
Sr. Unsec’d. Notes	4.050	11/21/39	905	766,852
Sr. Unsec’d. Notes(h)	4.550	03/15/35	4,155	3,854,840
AdaptHealth LLC,
Gtd. Notes, 144A	4.625	08/01/29	750	632,139
Gtd. Notes, 144A	6.125	08/01/28	800	749,709
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	400	183,258

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 33

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)

Bausch Health Cos., Inc., (cont’d.)
Gtd. Notes, 144A	6.250%	02/15/29	1,200	$520,500
Cigna Group (The),
Gtd. Notes	4.375	10/15/28	3,990	3,815,206
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A	4.125	04/30/28	650	592,211
Sr. Unsec’d. Notes, 144A(a)	5.125	04/30/31	650	562,194
Utah Acquisition Sub, Inc.,
Gtd. Notes	5.250	06/15/46	520	415,133
Viatris, Inc.,
Gtd. Notes	4.000	06/22/50	2,190	1,431,520

				13,523,562

Pipelines 1.4%

Antero Midstream Partners LP/Antero Midstream
Finance Corp.,
Gtd. Notes, 144A	6.625	02/01/32	580	577,660
Gtd. Notes, 144A	7.875	05/15/26	900	916,501
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes	4.600	12/15/44	125	103,098
Enbridge, Inc. (Canada),
Gtd. Notes	5.250	04/05/27	3,365	3,334,191
Energy Transfer LP,
Jr. Sub. Notes, Series G(a)	7.125(ff)	05/15/30(oo)	3,360	3,221,391
Sr. Unsec’d. Notes	5.150	03/15/45	55	47,195
Sr. Unsec’d. Notes	5.300	04/15/47	125	107,944
Sr. Unsec’d. Notes	5.400	10/01/47	60	52,595
Sr. Unsec’d. Notes	6.250	04/15/49	75	73,183
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A	6.500	07/01/27	700	702,133
MPLX LP,
Sr. Unsec’d. Notes	5.200	03/01/47	145	126,754
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A	4.875	08/15/27	500	481,675
ONEOK, Inc.,
Gtd. Notes	4.200	12/01/42	125	95,688
Gtd. Notes	4.950	07/13/47	255	212,790
Gtd. Notes	5.150	10/15/43	1,350	1,175,581
Gtd. Notes	5.650	11/01/28	3,435	3,447,324
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	775	751,711

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pipelines (cont’d.)

Rockies Express Pipeline LLC, (cont’d.)
Sr. Unsec’d. Notes, 144A	6.875%	04/15/40	1,850	$1,765,594
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp.,
Gtd. Notes, 144A	5.500	01/15/28	1,000	949,541
Targa Resources Corp.,
Gtd. Notes	6.150	03/01/29	2,914	2,967,238
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A	3.875	08/15/29	75	66,226
Sr. Sec’d. Notes, 144A	4.125	08/15/31	75	65,664
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	4,990	4,772,816
Sr. Unsec’d. Notes	5.300	03/01/48	910	758,248
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	5.150	03/15/34	1,340	1,280,864

				28,053,605

Real Estate 0.1%

Howard Hughes Corp. (The),
Gtd. Notes, 144A	5.375	08/01/28	1,375	1,298,635

Real Estate Investment Trusts (REITs) 0.4%

Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.125	05/15/29	1,441	1,332,236
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	1,000	724,095
Gtd. Notes	9.750	06/15/25	25	25,041
Sr. Unsec’d. Notes	4.750	02/15/28	25	19,665
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.300	01/15/29	2,770	2,686,393
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	3.500	03/15/31	75	50,288
Gtd. Notes(a)	5.000	10/15/27	375	307,407
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A	7.500	06/01/25	900	900,512
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A	6.500	04/01/32	975	955,960

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 35

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)

SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125%	02/01/29	1,500		$1,306,326
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	5.750	02/01/27	993		984,749

					9,292,672

Retail 0.5%

Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	500		497,404
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR 3,800		4,157,312
Sr. Sec’d. Notes, 144A	12.000	11/30/28	2,575		2,649,031
Falabella SA (Chile),
Sr. Unsec’d. Notes, 144A(a)	3.375	01/15/32	1,805		1,379,652
Fertitta Entertainment LLC/Fertitta Entertainment
Finance Co., Inc.,
Gtd. Notes, 144A	6.750	01/15/30	1,075		936,371
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes(a)	6.750	03/01/32	415		400,887

					10,020,657

Telecommunications 1.7%

AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	727		561,306
Sr. Unsec’d. Notes	3.500	09/15/53	519		341,745
Sr. Unsec’d. Notes	3.650	09/15/59	318		206,328
Sr. Unsec’d. Notes	4.500	05/15/35	695		623,830
Sr. Unsec’d. Notes	5.400	02/15/34	600		586,873
CT Trust (Guatemala),
Sr. Sec’d. Notes, 144A	5.125	02/03/32	760		659,186
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1A14, 144A (original cost
$13,897; purchased 11/14/23)^(f)	0.000	12/31/30	12		14,685
Sr. Sec’d. Notes, Series 1B14, 144A (original cost
$15; purchased 11/14/23)^(f)	0.000	12/31/30	147		—
Sr. Sec’d. Notes, Series 3A14, 144A (original cost
$898; purchased 11/14/23)^(f)	0.000	12/31/30	—(r	)	177
Sr. Sec’d. Notes, Series 3B14, 144A (original cost
$4; purchased 11/14/23)^(f)	0.000	12/31/30	45		—

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)

Digicel Intermediate Holdings Ltd./Digicel
International Finance Ltd./DIFL US LLC
(Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK
1.500% (original cost $1,073,646; purchased
01/29/24 - 01/30/24)(f)	10.500%	05/25/27	1,163	$1,132,569
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost
$493,045; purchased 01/30/24)(f)	10.500	11/25/28	764	605,381
Eutelsat SA (France),
Sr. Unsec’d. Notes, 144A(a)	9.750	04/13/29	EUR 2,900	3,141,380
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A	6.500	03/15/30	1,400	1,340,500
Level 3 Financing, Inc.,
Sec’d. Notes, 144A	4.500	04/01/30	175	101,341
Sec’d. Notes, 144A	4.875	06/15/29	100	63,277
Sr. Sec’d. Notes, 144A	10.500	04/15/29	465	465,913
Sr. Sec’d. Notes, 144A	10.500	05/15/30	275	274,762
Sr. Sec’d. Notes, 144A	11.000	11/15/29	4,222	4,305,440
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR 2,350	2,548,887
Millicom International Cellular SA (Guatemala),
Sr. Unsec’d. Notes, 144A(a)	4.500	04/27/31	515	428,632
Sprint LLC,
Gtd. Notes	7.125	06/15/24	2,000	2,002,206
Gtd. Notes	7.625	02/15/25	835	842,252
Gtd. Notes	7.625	03/01/26	315	323,150
TalkTalk Telecom Group Ltd. (United Kingdom),
Gtd. Notes	3.875	02/20/25	GBP 8,100	9,210,433
Total Play Telecomunicaciones SA de CV (Mexico),
Gtd. Notes, 144A	6.375	09/20/28	480	253,800
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	3.400	03/22/41	1,575	1,172,475
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	1,650	1,585,897
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes	4.000	01/31/29	GBP 2,250	2,421,394

				35,213,819

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 37

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Transportation 0.2%

Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	5.050%	03/01/41	295	$274,228
GN Bondco LLC,
Sr. Sec’d. Notes, 144A	9.500	10/15/31	2,500	2,400,050
Indian Railway Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	3.570	01/21/32	360	309,312
XPO, Inc.,
Gtd. Notes, 144A	7.125	06/01/31	225	226,149
Gtd. Notes, 144A	7.125	02/01/32	385	387,367

				3,597,106

Trucking & Leasing 0.3%

Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	5.350	03/30/29	5,550	5,449,060

TOTAL CORPORATE BONDS (cost $492,494,811)				472,959,163

FLOATING RATE AND OTHER LOANS 0.8%

Auto Parts & Equipment 0.0%

Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	10.169(c)	11/17/28	597	576,083

Computers 0.1%

McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.850%	9.177(c)	03/01/29	1,007	1,006,703

Diversified Financial Services 0.1%

Hudson River Trading LLC,
Term Loan, 1 Month SOFR + 3.114%	8.433(c)	03/20/28	1,168	1,163,579

Investment Companies 0.1%

Rainbow Midco Ltd. (United Kingdom),
Term Loan, 3 Month EURIBOR + 7.750%^	19.407(c)	02/22/30	EUR 2,545	2,715,637

Media 0.1%

Diamond Sports Group LLC,
Dip Term Loan	10.000	11/30/24	414	656,278

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Media (cont’d.)

Diamond Sports Group LLC, (cont’d.)
First Lien Term Loan, 1 Month SOFR + 10.100%	15.429%(c)	05/25/26	18	$16,998
Second Lien Term Loan	8.175	08/24/26	2,065	48,006

				721,282

Metal Fabricate/Hardware 0.2%

Doncasters US Finance LLC,
Initial Term Loan, 3 Month SOFR + 6.500%	11.826(c)	04/23/30	3,565	3,529,350
Tank Holding Corp.,
2023 Incremental Term Loan, 1 Month SOFR +
6.100%	11.416(c)	03/31/28	152	150,173
Delayed Draw Term Commitment, 1 Month SOFR
+ 6.100%	11.417(c)	03/31/28	30	29,126
Term Loan, 1 Month SOFR + 5.850%	11.166(c)	03/31/28	1,042	1,021,257

				4,729,906

Retail 0.2%

CD&R Dock Bidco Ltd. (United Kingdom),
Term Loan	— (p)	04/30/31	275	343,197
CD&R Firefly Bidco Ltd. (United Kingdom),
Term Loan	— (p)	03/30/29	1,450	1,808,827
Constellation Automotive Group Ltd. (United
Kingdom),
Facility 1 Loan, SONIA + 7.500%	12.715(c)	07/27/29	GBP 1,025	924,303
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%	9.180(c)	03/06/28	1,237	1,236,072

				4,312,399

Telecommunications 0.0%

Digicel International Finance, Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%	12.075(c)	05/29/27	193	182,759
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%	11.875(c)	04/15/29	90	88,046
Term B-2, 1 Month SOFR + 6.560%	11.875(c)	04/15/30	90	88,296
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	7.780(c)	04/15/29	25	17,903

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 39

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

FLOATING RATE AND OTHER LOANS (Continued)

Telecommunications (cont’d.)

Lumen Technologies, Inc., (cont’d.)
Term B-2 Loan, 1 Month SOFR + 2.464%	7.780%(c)	04/15/30	26	$17,753
Term Loan	— (p)	06/01/28	23	19,159

				413,916

TOTAL FLOATING RATE AND OTHER LOANS (cost $16,328,288)				15,639,505

MUNICIPAL BONDS 0.8%

California 0.2%

Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49	550	577,613
Los Angeles Department of Water & Power, Water
System Revenue,
Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39	1,730	1,760,774
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	625	551,191
Taxable, Revenue Bonds, Series J	4.131	05/15/45	675	586,801

				3,476,379

Colorado 0.1%

Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B	5.844	11/01/50	1,190	1,216,847

Illinois 0.0%

State of Illinois,
General Obligation Unlimited, Taxable	5.100	06/01/33	865	844,965

New Jersey 0.1%

New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	2,000	2,325,505
Rutgers The State University of New Jersey,
Taxable, Revenue Bonds, BABs, Series H	5.665	05/01/40	200	199,559

				2,525,064

Ohio 0.0%

Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	180	152,886

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)

Puerto Rico 0.4%

Commonwealth of Puerto Rico,
General Obligation, Sub-Series C	0.000%(cc)	11/01/43	8,138	$4,840,721
Puerto Rico Sales Tax Financing Corp. Sales Tax
Revenue, Revenue Bonds, Restructured, Series A-1	4.750	07/01/53	3,306	3,224,813

				8,065,534

Texas 0.0%

City of San Antonio Electric & Gas Systems Revenue, Taxable, Revenue Bonds	4.427	02/01/42	120	109,992

TOTAL MUNICIPAL BONDS (cost $17,516,560)				16,391,667

RESIDENTIAL MORTGAGE-BACKED SECURITIES 4.0%
Bayview Financing Trust,
Series 2023-01F, Class A, 144A, 30 Day Average
SOFR + 4.000% (Cap N/A, Floor 4.000%)^	9.322(c)	07/01/26	1,099	1,099,554
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A3	5.900(cc)	02/25/37	26	24,890
Citigroup Mortgage Loan Trust,
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	7,919	7,256,037
Series 2024-RP02, Class A2, 144A	4.187(cc)	02/25/63	593	486,323
Series 2024-RP02, Class B1, 144A	4.176(cc)	02/25/63	180	119,228
Series 2024-RP02, Class B2, 144A	4.176(cc)	02/25/63	65	38,476
Series 2024-RP02, Class B3, 144A	0.000(cc)	02/25/63	165	19,299
Series 2024-RP02, Class B4, 144A	0.000(cc)	02/25/63	299	23,719
Series 2024-RP02, Class M1, 144A	1.789(cc)	02/25/63	399	308,630
Series 2024-RP02, Class M2, 144A	4.176(cc)	02/25/63	304	221,876
Series 2024-RP02, Class SA, 144A^	0.000(cc)	02/25/63	22	15,734
Series 2024-RP02, Class X, IO, 144A^	0.000(cc)	02/25/63	9,974	4,757
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day
Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	10/25/41	600	615,866
Series 2022-R01, Class 1B1, 144A, 30 Day
Average SOFR + 3.150% (Cap N/A, Floor 0.000%)	8.480(c)	12/25/41	318	327,721
Series 2022-R02, Class 2M2, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	01/25/42	1,900	1,948,559

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 41

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R03, Class 1B1, 144A, 30 Day
Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	11.580%(c)	03/25/42	1,000	$1,111,726
Series 2022-R04, Class 1B1, 144A, 30 Day
Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	10.580(c)	03/25/42	290	315,111
Series 2022-R04, Class 1M2, 144A, 30 Day
Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	8.430(c)	03/25/42	1,000	1,041,094
Series 2023-R05, Class 1M2, 144A, 30 Day
Average SOFR + 3.100% (Cap N/A, Floor 3.100%)	8.430(c)	06/25/43	1,400	1,470,524
Series 2023-R08, Class 1M2, 144A, 30 Day
Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	10/25/43	1,290	1,324,299
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day
Average SOFR + 3.450% (Cap N/A, Floor 3.450%)	8.780(c)	04/25/34	910	929,896
Series 2023-01, Class M1A, 144A, 30 Day
Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.330(c)	09/26/33	400	401,608
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA02, Class B1, 144A, 30 Day
Average SOFR + 2.614% (Cap N/A, Floor 0.000%)	7.945(c)	02/25/50	500	521,553
Series 2021-DNA01, Class B1, 144A, 30 Day
Average SOFR + 2.650% (Cap N/A, Floor 0.000%)	7.980(c)	01/25/51	835	885,740
Series 2021-DNA02, Class B1, 144A, 30 Day
Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	8.730(c)	08/25/33	3,460	3,798,423
Series 2021-DNA02, Class M2, 144A, 30 Day
Average SOFR + 2.300% (Cap N/A, Floor 0.000%)	7.630(c)	08/25/33	1,668	1,706,316
Series 2021-DNA03, Class B1, 144A, 30 Day
Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	10/25/33	200	221,626
Series 2021-DNA03, Class M2, 144A, 30 Day
Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	10/25/33	200	204,313
Series 2021-DNA06, Class M2, 144A, 30 Day
Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830(c)	10/25/41	1,520	1,524,271

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA07, Class M2, 144A, 30 Day
Average SOFR + 1.800% (Cap N/A, Floor 0.000%)	7.130%(c)	11/25/41	100	$100,703
Series 2021-HQA01, Class B1, 144A, 30 Day
Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	8.330(c)	08/25/33	200	215,438
Series 2021-HQA03, Class M2, 144A, 30 Day
Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	09/25/41	100	100,188
Series 2021-HQA04, Class M2, 144A, 30 Day
Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	7.680(c)	12/25/41	100	100,772
Series 2022-DNA01, Class M1B, 144A, 30 Day
Average SOFR + 1.850% (Cap N/A, Floor 0.000%)	7.180(c)	01/25/42	500	504,087
Series 2022-DNA01, Class M2, 144A, 30 Day
Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	7.830(c)	01/25/42	70	71,126
Series 2022-DNA02, Class M1B, 144A, 30 Day
Average SOFR + 2.400% (Cap N/A, Floor 0.000%)	7.730(c)	02/25/42	1,400	1,430,602
Series 2022-DNA03, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	8.230(c)	04/25/42	2,020	2,093,225
Series 2022-DNA04, Class M1B, 144A, 30 Day
Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.680(c)	05/25/42	200	209,425
Series 2022-HQA03, Class M2, 144A, 30 Day
Average SOFR + 5.350% (Cap N/A, Floor 0.000%)	10.680(c)	08/25/42	600	654,000
GSMSC Resecuritization Trust,
Series 2015-03R, Class 2A2, 144A, 1 Month
SOFR + 0.254% (Cap N/A, Floor 0.140%)	5.571(c)	10/26/36	74	73,976
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1	5.668(cc)	07/25/35	8	7,942
Legacy Mortgage Asset Trust,
Series 2021-SL02, Class A, 144A	1.875	10/25/68	148	142,245
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month
SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	01/25/48	986	955,762
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day
Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	8.230(c)	04/25/34	1,000	1,016,306

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 43

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
PMT Credit Risk Transfer Trust,
Series 2019-02R, Class A, 144A, 1 Month SOFR +
3.864% (Cap N/A, Floor 2.750%)	9.183%(c)	05/30/25		2,448	$2,449,163
Series 2024-01R, Class A, 144A, 30 Day Average
SOFR + 3.500% (Cap N/A, Floor 0.000%)	8.830(c)	05/25/33		33,347	33,479,829
Series 2024-02R, Class A, 144A, 30 Day Average
SOFR + 3.350% (Cap N/A, Floor 0.000%)	8.678(c)	03/29/27		8,905	8,910,593
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day
Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	9.030(c)	11/25/31		1,000	1,024,099
Series 2023-01, Class M1A, 144A, 30 Day
Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	8.030(c)	07/25/33		750	759,795
Structured Asset Securities Corp. Mortgage
Pass-Through Certificates,
Series 2003-37A, Class 3A7	7.124(cc)	12/25/33		190	179,388

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $81,021,582)					82,445,833

SOVEREIGN BONDS 4.9%
Bermuda Government International Bond
(Bermuda),
Sr. Unsec’d. Notes, 144A	2.375	08/20/30		685	564,697
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes	5.333	02/15/28		1,316	1,296,260
Colombia Government International Bond
(Colombia),
Sr. Unsec’d. Notes	7.500	02/02/34		1,375	1,346,812
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.500	02/22/29		261	248,358
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		1,915	1,822,242
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		1,570	1,540,170
Sr. Unsec’d. Notes, 144A	6.875	01/29/26		550	550,825
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	1,800	1,534,367
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	5,485	6,341,365
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	2,000	2,337,211
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	1.100	03/12/33	EUR	410	344,435

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

SOVEREIGN BONDS (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	1.450%	09/18/26	EUR	805	$809,698
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	2,655	2,807,915
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A	7.625	01/30/33		3,025	2,892,656
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes	2.375	12/15/27		30,000	26,310,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		4,860	4,746,094
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	20,000	20,677,000
Romanian Government International Bond
(Romania),
Sr. Unsec’d. Notes, 144A	6.375	01/30/34		2,132	2,081,365
Sr. Unsec’d. Notes, 144A, MTN	5.000	09/27/26	EUR	4,200	4,578,384
Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	4,500	5,158,618
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	366	326,635
Sr. Unsec’d. Notes	1.650	03/03/33	EUR	400	315,187
Sr. Unsec’d. Notes	3.125	05/15/27	EUR	2,544	2,597,128
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	1,660	1,481,460
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	139	109,527
Sr. Unsec’d. Notes, 144A	6.250	05/26/28		520	520,325
Sr. Unsec’d. Notes, 144A	6.500	09/26/33		915	912,713
Sr. Unsec’d. Notes, EMTN	1.000	09/23/28	EUR	2,890	2,591,699
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes(a)	7.625	05/15/34		3,135	3,100,711
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	4.375	01/27/32(d)	EUR	1,866	464,991
Sr. Unsec’d. Notes	8.994	02/01/26(d)		350	110,250
Sr. Unsec’d. Notes, 144A	4.375	01/27/32(d)	EUR	1,265	315,227
Sr. Unsec’d. Notes, 144A	7.750	09/01/24(d)		1,560	488,280
Sr. Unsec’d. Notes, 144A	8.994	02/01/26(d)		800	252,000

TOTAL SOVEREIGN BONDS (cost $106,362,659)					101,574,605

U.S. GOVERNMENT AGENCY OBLIGATIONS 6.7%

Federal Home Loan Mortgage Corp.	2.000	11/01/50		2,322	1,767,789
Federal Home Loan Mortgage Corp.	2.500	09/01/46		1,413	1,140,394
Federal Home Loan Mortgage Corp.	2.500	03/01/51		2,842	2,268,386
Federal Home Loan Mortgage Corp.	2.500	04/01/51		4,391	3,497,729
Federal Home Loan Mortgage Corp.	2.500	07/01/51		501	398,684

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 45

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.	3.000%	07/01/46	4,109	$3,533,935
Federal Home Loan Mortgage Corp.	3.000	11/01/51	2,050	1,697,576
Federal Home Loan Mortgage Corp.	3.000	02/01/52	2,837	2,346,939
Federal Home Loan Mortgage Corp.	3.000	03/01/52	571	479,897
Federal Home Loan Mortgage Corp.	3.500	10/01/45	2,750	2,465,456
Federal Home Loan Mortgage Corp.	3.500	09/01/46	6,992	6,268,421
Federal Home Loan Mortgage Corp.	3.500	01/01/52	8,641	7,498,153
Federal Home Loan Mortgage Corp.	4.500	09/01/42	11,908	11,317,255
Federal Home Loan Mortgage Corp.	4.500	06/01/52	876	807,791
Federal Home Loan Mortgage Corp.	4.500	07/01/52	1,407	1,296,746
Federal Home Loan Mortgage Corp.	5.000	07/01/52	4,802	4,555,132
Federal Home Loan Mortgage Corp.	5.000	09/01/52	10,816	10,256,500
Federal Home Loan Mortgage Corp.	5.500	11/01/52	483	470,755
Federal National Mortgage Assoc.	2.000	11/01/50	5,574	4,245,715
Federal National Mortgage Assoc.	2.000	12/01/50	6,246	4,754,243
Federal National Mortgage Assoc.	2.500	02/01/51	1,533	1,222,225
Federal National Mortgage Assoc.	2.500	03/01/51	1,694	1,350,724
Federal National Mortgage Assoc.	3.000	08/01/43	395	339,452
Federal National Mortgage Assoc.	3.000	04/01/48	5,564	4,774,880
Federal National Mortgage Assoc.	3.000	07/01/51	526	437,362
Federal National Mortgage Assoc.	3.000	02/01/52	506	418,669
Federal National Mortgage Assoc.	3.000	04/01/52	5,982	4,948,221
Federal National Mortgage Assoc.	4.500	06/01/52	3,001	2,766,748
Federal National Mortgage Assoc.	4.500	07/01/52	2,798	2,579,186
Federal National Mortgage Assoc.	4.500	08/01/52	4,299	3,963,369
Federal National Mortgage Assoc.	5.000	07/01/52	2,301	2,182,557
Federal National Mortgage Assoc.	5.000	09/01/52	4,669	4,428,231
Federal National Mortgage Assoc.	5.500	10/01/52	879	855,732
Federal National Mortgage Assoc.(k)	5.500	11/01/52	22,575	21,983,482
Federal National Mortgage Assoc.	5.500	12/01/52	2,356	2,292,498
Federal National Mortgage Assoc.	6.000	TBA	11,000	10,897,735
Federal National Mortgage Assoc.	6.000	11/01/52	1,027	1,021,491
Federal National Mortgage Assoc.	6.000	12/01/52	1,370	1,361,612

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $142,955,803)				138,891,670

U.S. TREASURY OBLIGATIONS 24.5%
U.S. Treasury Bonds(k)	2.250	05/15/41	26,700	18,602,391
U.S. Treasury Bonds(h)	3.375	11/15/48	35,125	27,496,289
U.S. Treasury Bonds	3.625	02/15/53	22,665	18,518,013
U.S. Treasury Bonds	4.750	11/15/53	530	527,184
U.S. Treasury Notes	0.375	04/30/25	52,500	50,034,961
U.S. Treasury Notes	0.750	04/30/26	15,105	13,885,389
U.S. Treasury Notes	2.625	04/15/25	30,000	29,271,094

See Notes to Financial Statements.

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Notes	3.875%	09/30/29	4,110	$3,943,995
U.S. Treasury Notes	3.875	12/31/29	11,595	11,108,554
U.S. Treasury Notes	4.000	12/15/25	130,845	128,524,546
U.S. Treasury Notes	4.250	05/31/25	110,500	109,330,254
U.S. Treasury Notes	4.625	06/30/25	63,250	62,817,627
U.S. Treasury Notes	4.625	09/30/30	23,860	23,742,564
U.S. Treasury Strips Coupon	2.415(s)	11/15/40	1,035	448,891
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	870	500,556
U.S. Treasury Strips Coupon(h)	3.507(s)	11/15/41	24,000	9,870,000
U.S. Treasury Strips Coupon	3.575(s)	08/15/41	165	68,797

TOTAL U.S. TREASURY OBLIGATIONS (cost $519,205,943)				508,691,105

			Shares

COMMON STOCKS 0.3%

Chemicals 0.1%
TPC Group, Inc.*^			56,219	1,967,665

Gas Utilities 0.1%
Ferrellgas Partners LP (Class B Stock) (original cost $1,794,337; purchased 10/25/19)(f)			6,534	1,087,953

Oil, Gas & Consumable Fuels 0.1%
Chesapeake Energy Corp.			12,570	1,129,792

Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $178,523; purchased 01/29/24 - 01/30/24)*^(f)			147,816	317,805
Intelsat Emergence SA (Luxembourg)*			19,703	721,632

				1,039,437

TOTAL COMMON STOCKS (cost $1,984,998)				5,224,847

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 47

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

PREFERRED STOCK 0.0%

Wireless Telecommunication Services
Digicel International Finance Ltd. (Jamaica) (original cost $207,590; purchased 01/26/24 - 01/29/24)*^(f) (cost $207,590)	26,978	$277,916

TOTAL LONG-TERM INVESTMENTS (cost $1,979,462,517)		1,933,681,462

SHORT-TERM INVESTMENTS 11.7%

AFFILIATED MUTUAL FUNDS 11.7%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	75,630,437	75,630,437
PGIM Core Short-Term Bond Fund(wb)	13,107,148	119,668,264
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $48,063,483; includes $47,883,608 of cash collateral for securities on loan)(b)(wb)	48,100,268	48,076,218

TOTAL AFFILIATED MUTUAL FUNDS (cost $243,097,781)		243,374,919

OPTION PURCHASED*~ 0.0% (cost $118,361)		33,197

TOTAL SHORT-TERM INVESTMENTS (cost $243,216,142)		243,408,116

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 105.0% (cost $2,222,678,659)		2,177,089,578

OPTIONS WRITTEN*~ (0.0)% (premiums received $142,079)		(30,304)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 105.0% (cost $2,222,536,580)		2,177,059,274
Liabilities in excess of other assets(z) (5.0)%		(104,306,672)

NET ASSETS 100.0%		$2,072,752,602

Below is a list of the abbreviation(s) used in the semiannual report:

BRL—Brazilian Real

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

See Notes to Financial Statements.

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

SGD—Singapore Dollar

THB—Thai Baht

TWD—New Taiwanese Dollar

USD—US Dollar

ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

BABs—Build America Bonds

BARC—Barclays Bank PLC

BNP—BNP Paribas S.A.

BOA—Bank of America, N.A.

CDX—Credit Derivative Index

CGM—Citigroup Global Markets, Inc.

CITI—Citibank, N.A.

CLO—Collateralized Loan Obligation

CME—Chicago Mercantile Exchange

DAC—Designated Activity Company

DB—Deutsche Bank AG

DIP—Debtor-In-Possession

EMTN—Euro Medium Term Note

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corporation

GMTN—Global Medium Term Note

GSI—Goldman Sachs International

HSBC—HSBC Bank PLC

IO—Interest Only (Principal amount represents notional)

iTraxx—International Credit Derivative Index

JPM—JPMorgan Chase Bank N.A.

LP—Limited Partnership

M—Monthly payment frequency for swaps

MASTR—Morgan Stanley Structured Asset Security

MSI—Morgan Stanley & Co International PLC

MTN—Medium Term Note

OTC—Over-the-counter

PIK—Payment-in-Kind

Q—Quarterly payment frequency for swaps

REITs—Real Estate Investment Trust

REMIC—Real Estate Mortgage Investment Conduit

SCB—Standard Chartered Bank

SOFR—Secured Overnight Financing Rate

SONIA—Sterling Overnight Index Average

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 49

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

SSB—State Street Bank & Trust Company

STRIPs—Separate Trading of Registered Interest and Principal of Securities

T—Swap payment upon termination

TBA—To Be Announced

TD—The Toronto-Dominion Bank

UAG—UBS AG

USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $11,201,149 and 0.5% of net assets.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $45,448,774; cash collateral of $47,883,608 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)

Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $15,658,846. The aggregate value of $9,519,409 is 0.5% of net assets.

(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

Unfunded loan commitments outstanding at April 30, 2024:

Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1 Month SOFR + 6.500%, 1.500%(c), Maturity Date 04/23/30 (cost $352,497)	357	$352,935	$438	$—
Tank Holding Corp., Delayed Draw Term Commitment, 1.000%, Maturity Date 03/31/28 (cost $35,843)	36	35,755	—	(88)

		$388,690	$438	$(88)

Forward Commitment Contracts:

U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	4.500%	TBA	05/13/24	$(4,000)	$(3,685,657)
Federal National Mortgage Assoc.	5.500%	TBA	06/13/24	(7,500)	(7,278,254)

TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $11,040,977)					$(10,963,911)

Option Purchased:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
iTraxx.EUR.40.V1, 12/20/28	Put	MSI	06/19/24	0.70%	iTraxx.EUR.40. V1(Q)	1.00%(Q)	EUR 87,800	$33,197

(cost $118,361)

Options Written:

OTC Swaptions

Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.41.V1, 12/20/28	Put	JPM	06/20/24	0.65%	1.00%(Q)	CDX.NA.IG.41. V1(Q)	114,120	$(30,300)
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	16,440	(4)

Total Options Written (premiums received $ 142,079)								$(30,304)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 51

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)

Long Positions:
267	3 Month CME SOFR	Jun. 2024	$63,182,213	$(522)
151	3 Month CME SOFR	Sep. 2024	35,745,475	(44,768)

				(45,290)

Short Positions:
989	2 Year U.S. Treasury Notes	Jun. 2024	200,427,031	2,127,364
259	5 Year Euro-Bobl	Jun. 2024	32,181,811	298,118
3,015	5 Year U.S. Treasury Notes	Jun. 2024	315,797,703	5,641,496
83	10 Year Euro-Bund	Jun. 2024	11,522,174	169,375
1,304	10 Year U.S. Treasury Notes	Jun. 2024	140,098,500	2,919,814
263	10 Year U.S. Ultra Treasury Notes	Jun. 2024	28,987,531	978,258
771	20 Year U.S. Treasury Bonds	Jun. 2024	87,749,438	3,153,923
88	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	10,521,500	717,706
281	Euro Schatz Index	Jun. 2024	31,520,723	122,444

				16,128,498

				$16,083,208

Forward foreign currency exchange contracts outstanding at April 30, 2024:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	37,664	$7,533,039	$7,250,676	$—	$(282,363)
Expiring 05/03/24	MSI	BRL	10,843	2,163,127	2,087,335	—	(75,792)
Expiring 06/04/24	DB	BRL	42,812	8,311,575	8,219,363	—	(92,212)
Chilean Peso,
Expiring 06/21/24	CITI	CLP	1,286,579	1,359,000	1,339,471	—	(19,529)
Expiring 06/21/24	CITI	CLP	1,280,722	1,359,000	1,333,371	—	(25,629)
Expiring 06/21/24	MSI	CLP	2,272,093	2,399,000	2,365,497	—	(33,503)
Chinese Renminbi,
Expiring 06/20/24	HSBC	CNH	32,373	4,471,000	4,474,304	3,304	—
Colombian Peso,
Expiring 06/20/24	BNP	COP	6,820,537	1,722,210	1,724,990	2,780	—
Expiring 06/20/24	CITI	COP	11,161,163	2,802,341	2,822,784	20,443	—
Expiring 06/20/24	UAG	COP	10,828,152	2,747,000	2,738,561	—	(8,439)
Czech Koruna,
Expiring 07/19/24	MSI	CZK	65,952	2,808,000	2,799,843	—	(8,157)
Euro,
Expiring 05/03/24	HSBC	EUR	267	284,601	284,548	—	(53)
Expiring 05/07/24	CITI	EUR	7,599	8,150,595	8,111,865	—	(38,730)
Expiring 07/19/24	HSBC	EUR	2,301	2,508,426	2,464,295	—	(44,131)

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/24	HSBC	EUR	1,150	$1,234,482	$1,231,584	$—	$(2,898)
Hungarian Forint,
Expiring 07/19/24	CITI	HUF	1,004,510	2,701,000	2,728,348	27,348	—
Expiring 07/19/24	JPM	HUF	952,326	2,587,000	2,586,612	—	(388)
Indian Rupee,
Expiring 06/20/24	BOA	INR	361,125	4,323,000	4,317,700	—	(5,300)
Expiring 06/20/24	BOA	INR	351,450	4,211,000	4,202,021	—	(8,979)
Expiring 06/20/24	HSBC	INR	386,510	4,620,000	4,621,208	1,208	—
Expiring 06/20/24	JPM	INR	347,791	4,164,000	4,158,278	—	(5,722)
Expiring 06/20/24	JPM	INR	103,449	1,245,191	1,236,856	—	(8,335)
Expiring 06/20/24	MSI	INR	361,554	4,333,000	4,322,829	—	(10,171)
Expiring 06/20/24	MSI	INR	327,927	3,933,628	3,920,773	—	(12,855)
Indonesian Rupiah,
Expiring 06/20/24	BOA	IDR	33,687,080	2,170,000	2,068,646	—	(101,354)
Expiring 06/20/24	JPM	IDR	17,250,708	1,102,000	1,059,326	—	(42,674)
Expiring 06/20/24	MSI	IDR	230,509,000	14,843,585	14,155,030	—	(688,555)
Mexican Peso,
Expiring 06/20/24	BOA	MXN	235,507	13,913,498	13,636,430	—	(277,068)
Expiring 06/20/24	BOA	MXN	48,411	2,861,000	2,803,140	—	(57,860)
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	133,037	4,177,000	4,080,152	—	(96,848)
Expiring 06/20/24	BOA	TWD	125,914	3,949,000	3,861,678	—	(87,322)
Expiring 06/20/24	HSBC	TWD	119,657	3,768,000	3,669,773	—	(98,227)
Expiring 06/20/24	MSI	TWD	155,771	4,919,000	4,777,386	—	(141,614)
Expiring 06/20/24	MSI	TWD	144,558	4,527,000	4,433,464	—	(93,536)
Expiring 06/20/24	SCB	TWD	135,787	4,317,000	4,164,476	—	(152,524)
Peruvian Nuevo Sol,
Expiring 06/20/24	SCB	PEN	7,749	2,096,986	2,057,062	—	(39,924)
Philippine Peso,
Expiring 06/20/24	CITI	PHP	531,262	9,590,425	9,187,933	—	(402,492)
Expiring 06/20/24	CITI	PHP	184,530	3,260,000	3,191,370	—	(68,630)
Expiring 06/20/24	CITI	PHP	115,170	2,011,711	1,991,822	—	(19,889)
Expiring 06/20/24	HSBC	PHP	115,308	2,019,289	1,994,202	—	(25,087)
Expiring 06/20/24	JPM	PHP	250,786	4,424,000	4,337,224	—	(86,776)
Expiring 06/20/24	MSI	PHP	623,655	11,269,005	10,785,834	—	(483,171)
Expiring 06/20/24	MSI	PHP	166,724	2,956,364	2,883,420	—	(72,944)
Expiring 06/20/24	SCB	PHP	279,239	4,939,000	4,829,309	—	(109,691)
Expiring 06/20/24	SCB	PHP	197,119	3,560,000	3,409,085	—	(150,915)
Polish Zloty,
Expiring 07/19/24	BARC	PLN	22,372	5,625,370	5,510,116	—	(115,254)
Singapore Dollar,
Expiring 06/20/24	BNP	SGD	498	372,000	365,756	—	(6,244)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 53

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 06/20/24	BNP	ZAR	89,079	$4,724,171	$4,713,471	$—	$(10,700)
Expiring 06/20/24	CITI	ZAR	27,012	1,401,000	1,429,291	28,291	—
Expiring 06/20/24	GSI	ZAR	78,837	4,201,144	4,171,489	—	(29,655)
South Korean Won,
Expiring 06/20/24	BOA	KRW	2,960,222	2,237,000	2,141,178	—	(95,822)
Thai Baht,
Expiring 06/20/24	MSI	THB	82,192	2,269,000	2,226,779	—	(42,221)

				$209,474,763	$205,277,954	83,374	(4,280,183)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 05/03/24	CITI	BRL	5,695	$1,141,000	$1,096,291	$44,709	$—
Expiring 05/03/24	DB	BRL	42,812	8,333,984	8,241,720	92,264	—
British Pound,
Expiring 07/19/24	CITI	GBP	2,378	3,015,202	2,972,838	42,364	—
Expiring 07/19/24	SCB	GBP	24,989	31,763,609	31,238,584	525,025	—
Chilean Peso,
Expiring 06/21/24	MSI	CLP	3,496,676	3,562,000	3,640,422	—	(78,422)
Expiring 06/21/24	MSI	CLP	973,744	997,000	1,013,774	—	(16,774)
Expiring 06/21/24	TD	CLP	4,666,041	4,919,390	4,857,859	61,531	—
Chinese Renminbi,
Expiring 06/20/24	CITI	CNH	39,180	5,410,000	5,415,083	—	(5,083)
Expiring 06/20/24	HSBC	CNH	24,926	3,444,258	3,445,067	—	(809)
Colombian Peso,
Expiring 06/20/24	BNP	COP	14,298,418	3,655,000	3,616,230	38,770	—
Expiring 06/20/24	BOA	COP	10,030,707	2,590,000	2,536,878	53,122	—
Czech Koruna,
Expiring 07/19/24	BARC	CZK	208,630	8,838,523	8,856,894	—	(18,371)
Expiring 07/19/24	BARC	CZK	63,017	2,654,000	2,675,236	—	(21,236)
Expiring 07/19/24	CITI	CZK	89,495	3,786,299	3,799,297	—	(12,998)
Expiring 07/19/24	MSI	CZK	217,099	9,119,327	9,216,445	—	(97,118)
Euro,
Expiring 07/19/24	BNP	EUR	81,144	86,702,892	86,901,101	—	(198,209)
Expiring 07/19/24	BNP	EUR	2,354	2,527,911	2,521,329	6,582	—
Expiring 07/19/24	BNP	EUR	1,421	1,530,192	1,521,754	8,438	—
Expiring 07/19/24	BOA	EUR	63,441	68,510,621	67,941,409	569,212	—
Expiring 07/19/24	DB	EUR	5,446	5,851,827	5,832,341	19,486	—

See Notes to Financial Statements.

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/24	HSBC	EUR	2,289	$2,443,130	$2,451,388	$—	$(8,258)
Expiring 07/19/24	HSBC	EUR	1,150	1,236,170	1,231,585	4,585	—
Expiring 07/19/24	HSBC	EUR	267	285,537	285,512	25	—
Expiring 07/19/24	SSB	EUR	57,479	62,685,887	61,556,298	1,129,589	—
Hungarian Forint,
Expiring 07/19/24	BARC	HUF	1,819,505	4,884,447	4,941,956	—	(57,509)
Expiring 07/19/24	GSI	HUF	2,724,627	7,536,118	7,400,355	135,763	—
Expiring 07/19/24	GSI	HUF	1,819,505	4,881,302	4,941,956	—	(60,654)
Expiring 07/19/24	HSBC	HUF	721,497	1,979,687	1,959,657	20,030	—
Indian Rupee,
Expiring 06/20/24	JPM	INR	335,436	4,035,000	4,010,549	24,451	—
Expiring 06/20/24	JPM	INR	327,597	3,940,000	3,916,831	23,169	—
Expiring 06/20/24	JPM	INR	325,344	3,894,000	3,889,887	4,113	—
Indonesian Rupiah,
Expiring 06/20/24	CITI	IDR	23,594,895	1,490,000	1,448,908	41,092	—
Expiring 06/20/24	MSI	IDR	70,367,750	4,325,000	4,321,122	3,878	—
Mexican Peso,
Expiring 06/20/24	BOA	MXN	42,521	2,455,000	2,462,099	—	(7,099)
Expiring 06/20/24	GSI	MXN	55,701	3,315,000	3,225,202	89,798	—
Expiring 06/20/24	GSI	MXN	24,783	1,482,000	1,435,024	46,976	—
Expiring 06/20/24	JPM	MXN	24,872	1,482,000	1,440,149	41,851	—
New Taiwanese Dollar,
Expiring 06/20/24	BOA	TWD	153,676	4,714,000	4,713,133	867	—
Expiring 06/20/24	BOA	TWD	63,102	1,939,442	1,935,278	4,164	—
Expiring 06/20/24	GSI	TWD	564,861	18,101,044	17,323,842	777,202	—
Expiring 06/20/24	HSBC	TWD	110,476	3,394,558	3,388,207	6,351	—
Peruvian Nuevo Sol,
Expiring 06/20/24	BARC	PEN	6,804	1,797,695	1,806,253	—	(8,558)
Expiring 06/20/24	CITI	PEN	13,030	3,478,000	3,458,946	19,054	—
Expiring 06/20/24	CITI	PEN	9,271	2,518,368	2,461,162	57,206	—
Philippine Peso,
Expiring 06/20/24	BOA	PHP	223,899	3,869,000	3,872,234	—	(3,234)
Expiring 06/20/24	CITI	PHP	205,904	3,681,000	3,561,020	119,980	—
Expiring 06/20/24	HSBC	PHP	242,198	4,203,000	4,188,704	14,296	—
Expiring 06/20/24	SCB	PHP	230,519	4,002,000	3,986,727	15,273	—
Singapore Dollar,
Expiring 06/20/24	BOA	SGD	5,662	4,206,000	4,157,678	48,322	—
Expiring 06/20/24	JPM	SGD	10,329	7,593,000	7,584,910	8,090	—
Expiring 06/20/24	MSI	SGD	7,597	5,705,268	5,578,907	126,361	—
Expiring 06/20/24	MSI	SGD	5,652	4,217,000	4,150,298	66,702	—
Expiring 06/20/24	SSB	SGD	6,591	4,892,000	4,839,624	52,376	—

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 55

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Forward foreign currency exchange contracts outstanding at April 30, 2024 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation

OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/20/24	CITI	KRW	3,620,595	$2,762,506	$2,618,838	$143,668	$—
Expiring 06/20/24	HSBC	KRW	5,810,682	4,342,000	4,202,964	139,036	—
Expiring 06/20/24	HSBC	KRW	4,858,878	3,614,000	3,514,509	99,491	—
Expiring 06/20/24	HSBC	KRW	4,426,899	3,200,000	3,202,051	—	(2,051)
Expiring 06/20/24	MSI	KRW	3,817,550	2,827,000	2,761,298	65,702	—
Expiring 06/20/24	MSI	KRW	3,030,703	2,269,000	2,192,159	76,841	—
Thai Baht,
Expiring 06/20/24	CITI	THB	111,920	3,128,000	3,032,168	95,832	—
Expiring 06/20/24	GSI	THB	154,667	4,300,000	4,190,279	109,721	—
Expiring 06/20/24	JPM	THB	100,935	2,843,000	2,734,564	108,436	—
Expiring 06/20/24	MSI	THB	293,326	8,264,456	7,946,887	317,569	—

				$486,564,650	$481,661,670	5,499,363	(596,383)

						$5,582,737	$(4,876,566)

Credit default swap agreements outstanding at April 30, 2024:

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/24	0.500	%(M)	8,497	*	$5,420	$(55)	$5,475	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Arab Republic of Egypt	06/20/30	1.000	%(Q)	1,800	$420,596	$416,697	$ 3,899	GSI
Israel Electric Corp. Ltd.	09/20/28	1.000	%(Q)	3,000	44,373	63,878	(19,505)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)	15,000	(215,362)	(144,182)	(71,180)	GSI
Kingdom of Morocco	12/20/27	1.000	%(Q)	10,000	(143,574)	—	(143,574)	BARC
Kingdom of Morocco	12/20/27	1.000	%(Q)	5,000	(71,788)	(48,061)	(23,727)	GSI
Republic of South Africa	06/20/26	1.000	%(Q)	20,000	30,067	128,566	(98,499)	GSI
Romanian Government International Bond	12/20/29	1.000	%(Q) EUR	4,500	113,989	197,095	(83,106)	BARC

See Notes to Financial Statements.

Credit default swap agreements outstanding at April 30, 2024 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
United Mexican States	12/20/24	1.000	%(Q)	1,000	$(6,525)	$(1,519)	$(5,006)	BARC
United Mexican States	12/20/24	1.000	%(Q)	440	(2,871)	396	(3,267)	CITI

					$168,905	$612,870	$(443,965)

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Bank of America Corp.	06/20/24	1.000	%(Q)	7,650	0.171%	$17,783	$510	$17,273	GSI
Boeing Co.	06/20/24	1.000	%(Q)	1,460	0.394%	2,939	277	2,662	GSI
General Motors Co.	06/20/26	5.000	%(Q)	2,230	0.307%	225,822	185,880	39,942	GSI
Halliburton Co.	12/20/26	1.000	%(Q)	910	0.223%	18,628	4,603	14,025	GSI
Host Hotels & Resorts LP	06/20/24	1.000	%(Q)	500	0.194%	1,147	266	881	GSI
Petroleos Mexicanos	12/20/24	1.000	%(Q)	1,000	1.396%	(1,330)	(6,666)	5,336	BARC
Petroleos Mexicanos	12/20/24	1.000	%(Q)	440	1.396%	(585)	(5,300)	4,715	CITI
Simon Property Group LP	06/20/26	1.000	%(Q)	1,980	0.299%	30,519	9,830	20,689	GSI
U.S. Treasury Notes	06/20/24	0.250	%(Q)	EUR 1,025	0.089%	566	(216)	782	BNP
U.S. Treasury Notes	12/20/24	0.250	%(Q)	EUR 1,000	0.153%	974	(1,505)	2,479	BNP
Verizon Communications, Inc.	06/20/26	1.000	%(Q)	680	0.421%	8,786	6,097	2,689	GSI

						$305,249	$193,776	$111,473

Reference Entity/ Obligation	Termination Date	Fixed Rate		Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000	%(Q)	75,960	3.557%	$5,152,050	$4,906,324	$(245,726)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 57

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)

If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*

When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Currency swap agreements outstanding at April 30, 2024:

Notional Amount (000)#	Fund Receives		Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,500	3.100	%(A)	EUR 4,883	1 Day SOFR(A)/ 5.320%	JPM	09/27/29	$136,322	$—	$136,322

Interest rate swap agreements outstanding at April 30, 2024:

Notional Amount (000)#	Termination Date	Fixed Rate		Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)

Centrally Cleared Interest Rate Swap Agreements:
GBP 2,090	05/08/26	1.000	%(A)	1 Day SONIA(1)(A)/ 5.200%	$(28,953)	$288,597	$317,550
GBP 3,280	05/08/27	1.050	%(A)	1 Day SONIA(1)(A)/ 5.200%	169,315	555,187	385,872
GBP 1,340	05/08/31	1.150	%(A)	1 Day SONIA(1)(A)/ 5.200%	(30,882)	359,516	390,398
95,120	08/31/24	5.384	%(T)	1 Day SOFR(2)(T)/ 5.320%	—	(64,943)	(64,943)
6,572	03/08/25	4.946	%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(25,468)	(25,468)
8,268	03/09/25	5.110	%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(18,600)	(18,600)
24,570	08/31/25	4.805	%(A)	1 Day SOFR(1)(A)/ 5.320%	—	224,939	224,939
12,090	09/25/26	4.699	%(A)	1 Day SOFR(1)(A)/ 5.320%	2,236	94,625	92,389
16,000	05/11/27	0.700	%(A)	1 Day SOFR(1)(A)/ 5.320%	1,776,548	2,544,218	767,670
10,000	12/15/27	3.709	%(A)	1 Day SOFR(1)(A)/ 5.320%	—	361,541	361,541
3,375	05/11/54	1.350	%(A)	1 Day SOFR(1)(A)/ 5.320%	1,540,576	1,676,318	135,742

					$3,428,840	$5,995,930	$2,567,090

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 59

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Total return swap agreements outstanding at April 30, 2024:

Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)

OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS - 40bps(T)/ 4.930%	GSI	09/20/24	(3,100)	$168,778	$—	$168,778
Total Return Benchmark Bond Index(T)††	1 Day USOIS - 54bps(T)/ 4.790%	JPM	09/20/24	(56,459)	2,708,186	—	2,708,186

					$2,876,964	$—	$2,876,964

(1)

On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
††	See the table below for the swap constituents. To the extent that any swap is composed of greater than 50 constituents, the Fund is only required to disclose the top 50.

The following table represents the top 50 individual positions and related values of underlying securities of Total Return Benchmark Bond Index total return swap with JPM, as of April 30, 2024, termination date 09/20/2024:

Corporate Bond:

Reference Entity	Shares	Market Value	% of Total Index Value
Sysco Corp.	4,000,000	$4,481,205	1.55%
Morgan Stanley	4,000,000	4,077,705	1.41%
Dell International LLC	4,000,000	4,051,750	1.40%
United Parcel Service, Inc.	4,000,000	3,935,581	1.36%
Northrop Grumman Corp.	4,000,000	3,923,722	1.36%
FedEx Corp.	4,000,000	3,805,483	1.32%
Conagra Brands, Inc.	4,000,000	3,801,954	1.32%
Keurig Dr Pepper, Inc.	4,000,000	3,759,869	1.30%
Telefonica Emisiones, S.A.U.	4,000,000	3,752,254	1.30%
Fox Corp.	4,000,000	3,709,004	1.28%
Wells Fargo & Co.	4,000,000	3,655,631	1.27%
HCA, Inc.	4,000,000	3,637,972	1.26%
The Walt Disney Co.	4,000,000	3,636,070	1.26%
TransCanada PipeLines Ltd.	4,000,000	3,624,139	1.25%
Cigna Corp.	4,000,000	3,597,770	1.25%
Intel Corp.	4,000,000	3,436,041	1.19%
ExxonMobil Corp.	4,000,000	3,414,034	1.18%
Bristol-Myers Squibb Co.	4,000,000	3,408,407	1.18%
T-Mobile USA, Inc.	4,000,000	3,343,446	1.16%

See Notes to Financial Statements.

Corporate Bond (continued):

Reference Entity	Shares	Market Value	% of Total Index Value
Fiserv, Inc.	4,000,000	$3,335,445	1.15%
Thermo Fisher Scientific, Inc.	4,000,000	3,323,573	1.15%
Enterprise Products Operating LLC	4,000,000	3,293,285	1.14%
Eli Lilly and Co.	4,000,000	3,271,308	1.13%
Johnson & Johnson	4,000,000	3,237,794	1.12%
McDonald’s Corp.	4,000,000	3,229,391	1.12%
Deere & Co.	4,000,000	3,197,142	1.11%
Mastercard, Inc.	4,000,000	3,194,158	1.11%
Bank of America Corp.	4,000,000	3,189,609	1.10%
Progressive Corp.	4,000,000	3,167,820	1.10%
Vodafone Group PLC	4,000,000	3,140,286	1.09%
Becton, Dickinson & Co.	4,000,000	3,081,052	1.07%
Union Electric Co.	4,000,000	3,075,413	1.06%
Global Payments, Inc.	4,000,000	3,066,085	1.06%
Equinor ASA	4,000,000	3,064,442	1.06%
NVIDIA Corp.	4,000,000	3,059,787	1.06%
Humana, Inc.	4,000,000	3,047,109	1.05%
Dollar General Corp.	4,000,000	3,020,997	1.05%
eBay, Inc.	4,000,000	2,958,277	1.02%
Oracle Corp.	4,000,000	2,949,665	1.02%
Paramount Global	4,000,000	2,928,930	1.01%
Carrier Global Corp.	4,000,000	2,916,958	1.01%
Nike, Inc.	4,000,000	2,916,740	1.01%
Rogers Communications, Inc.	4,000,000	2,905,238	1.01%
Walgreens Boots Alliance, Inc.	4,000,000	2,901,045	1.00%
Entergy Corp.	4,000,000	2,896,834	1.00%
Southern California Edison Co.	4,000,000	2,896,673	1.00%
Dow Chemical Co.	4,000,000	2,895,067	1.00%
Starbucks Corp.	4,000,000	2,891,857	1.00%
Caterpillar, Inc.	4,000,000	2,888,924	1.00%
Verizon Communications, Inc.	4,000,000	2,880,462	1.00%

		$165,873,403

Balances Reported in the Statement of Assets and Liabilities for OTC Swap Agreements:

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

OTC Swap Agreements	$1,014,095	$(207,504)	$3,134,133	$(447,864)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 61

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value

CGM	$—	$21,521,184

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3

Investments in Securities
Assets
Long-Term Investments
Asset-Backed Securities
Automobiles	$—	$27,261,358	$—
Collateralized Loan Obligations	—	457,077,432	—
Consumer Loans	—	7,503,649	—
Equipment	—	1,490,790	—
Home Equity Loans	—	9,295,100	—
Other	—	2,573,093	—
Residential Mortgage-Backed Securities	—	6,723,406	3,874,592
Student Loans	—	3,278,039	—
Commercial Mortgage-Backed Securities	—	72,507,692	—
Corporate Bonds	—	472,037,090	922,073
Floating Rate and Other Loans	—	12,923,868	2,715,637
Municipal Bonds	—	16,391,667	—
Residential Mortgage-Backed Securities	—	81,325,788	1,120,045
Sovereign Bonds	—	101,574,605	—
U.S. Government Agency Obligations	—	138,891,670	—
U.S. Treasury Obligations	—	508,691,105	—
Common Stocks	1,129,792	1,809,585	2,285,470
Preferred Stock	—	—	277,916
Short-Term Investments
Affiliated Mutual Funds	243,374,919	—	—
Option Purchased	—	33,197	—

Total	$244,504,711	$1,921,389,134	$11,195,733

See Notes to Financial Statements.

	Level 1	Level 2	Level 3

Investment in Securities (continued)
Liabilities
Options Written	$—	$(30,300)	$(4)

Other Financial Instruments*
Assets
Unfunded Loan Commitment	$—	$438	$—
Futures Contracts	16,128,498	—	—
OTC Forward Foreign Currency Exchange Contracts	—	5,582,737	—
OTC Credit Default Swap Agreements	—	916,189	5,420
OTC Currency Swap Agreement	—	136,322	—
Centrally Cleared Interest Rate Swap Agreements	—	2,676,101	—
OTC Total Return Swap Agreements	—	2,876,964	—

Total	$16,128,498	$12,188,751	$5,420

Liabilities
Unfunded Loan Commitment	$—	$(88)	$—
Forward Commitment Contracts	—	(10,963,911)	—
Futures Contracts	(45,290)	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(4,876,566)	—
Centrally Cleared Credit Default Swap Agreement	—	(245,726)	—
OTC Credit Default Swap Agreements	—	(442,035)	—
Centrally Cleared Interest Rate Swap Agreements	—	(109,011)	—

Total	$(45,290)	$(16,637,337)	$—

*

Other financial instruments are derivative instruments, with the exception of unfunded loan commitments and forward commitment contracts, and are not reflected in the Schedule of Investments. Futures, forwards, centrally cleared swap contracts and unfunded loan commitments are recorded at unrealized appreciation (depreciation) and OTC swap contracts are recorded at fair value. Forward commitment contracts are recorded at market value.

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Balance as of 10/31/23	$10,000,000	$4,219,918	$866,894	$3,048,360	$ —
Realized gain (loss)	—	(23,446)	(7,249)	(6,364)	—
Change in unrealized appreciation (depreciation)	18,604	134,140	40,373	72,751	696
Purchases/Exchanges/Issuances	—	—	75,552	—	1,170,491
Sales/Paydowns	—	(456,020)	(53,458)	(228,157)	(51,106)
Accrued discount/premium	—	—	(39)	385	(36)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 63

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

	Asset-Backed Securities- Collateralized Loan Obligations	Asset-Backed Securities- Residential Mortgage-Backed Securities	Corporate Bonds	Floating Rate and Other Loans	Residential Mortgage-Backed Securities
Transfers into Level 3*	$ —	$ —	$ —	$ —	$ —
Transfers out of Level 3*	(10,018,604)	—	—	(171,338)	—

Balance as of 04/30/24	$ —	$3,874,592	$922,073	$2,715,637	$1,120,045

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ —	$ 134,140	$ 40,373	$ 68,164	$ 696

	Common Stocks	Preferred Stocks	Rights	Options Written	Unfunded Loan Commitments	OTC Credit Default Swap Agreements
Balance as of 10/31/23	$1,236,818	$ —	$21,125	$(60)	$(1,473)	$6,651
Realized gain (loss)	—	4,472	(19,605)	—	—	1,842
Change in unrealized appreciation (depreciation)	870,129	70,327	(21,079)	56	1,473	971
Purchases/Exchanges/Issuances	178,523	412,480	19,643	—	—	—
Sales/Paydowns	—	(209,363)	(8)	—	—	(4,044)
Accrued discount/premium	—	—	(76)	—	—	—
Transfers into Level 3*	—	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—

Balance as of 04/30/24	$2,285,470	$ 277,916	$ —	$ (4)	$ —	$ 5,420

Change in unrealized appreciation (depreciation) relating to securities still held at reporting period end	$ 870,129	$ 70,327	$ —	$ 56	$ —	$ 5,420

*

It is the Fund’s policy to recognize transfers in and transfers out at the securities’ fair values as of the beginning of period. Securities transferred between Level 2 and Level 3 are due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are typically a result of a change from the use of methods used by independent pricing services (Level 2) to the use of a single broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market quotations (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market data provided by independent pricing services or other valuation techniques which utilize observable inputs. In accordance with the requirements of ASC 820, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to the Schedule of Investments of the Fund.

See Notes to Financial Statements.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Board, which contain unobservable inputs as follows:

Level 3 Securities**	Fair Value as of April 30, 2024	Valuation Approach	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities-Residential Mortgage-Backed Securities	$1	Market	Contingent Value	Property Price Appreciation Forecast
Asset-Backed Securities-Residential Mortgage-Backed Securities	3,874,591	Market	Transaction Based	Unadjusted Trade Price
Corporate Bonds	14,862	Market	Recovery Value	Recovery Rate
Floating Rate and Other Loans	2,715,637	Market	Comparable Bond	Discounted Yield Curve Spread
Residential Mortgage-Backed Securities	20,491	Market	Transaction Based	Unadjusted Purchase Price
Common Stocks	317,805	Market	Enterprise Value	Recovery Value
Preferred Stocks	277,916	Market	Enterprise Value	Implied/Recovery Value

	$7,221,303

**

The table does not include Level 3 securities and/or derivatives that are valued by independent pricing vendors or brokers. As of April 30, 2024, the aggregate value of these securities and/or derivatives was $3,979,846.

The unobservable inputs for these investments were not developed by the Fund and are not readily available (e.g. single broker quotes).

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

U.S. Treasury Obligations	24.5%

Collateralized Loan Obligations	22.0

Affiliated Mutual Funds (2.3% represents investments purchased with collateral from securities on loan)	11.7

U.S. Government Agency Obligations	6.7

Sovereign Bonds	4.9

Banks	4.5

Residential Mortgage-Backed Securities	4.5

Commercial Mortgage-Backed Securities	3.5

Oil & Gas	2.1

Telecommunications	1.7

Electric	1.5

Pipelines	1.4

Automobiles	1.3%
Media	1.2
Aerospace & Defense	1.0
Chemicals	0.9
Municipal Bonds	0.8
Retail	0.7
Pharmaceuticals	0.7
Diversified Financial Services	0.6
Lodging	0.5
Home Equity Loans	0.4
Real Estate Investment Trusts (REITs)	0.4
Leisure Time	0.4
Insurance	0.4
Engineering & Construction	0.4

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 65

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Industry Classification (continued):

Consumer Loans	0.4%
Entertainment	0.3
Building Materials	0.3
Home Builders	0.3
Healthcare-Services	0.3
Foods	0.3
Commercial Services	0.3
Auto Manufacturers	0.3
Trucking & Leasing	0.3
Mining	0.3
Auto Parts & Equipment	0.2
Metal Fabricate/Hardware	0.2
Gas	0.2
Internet	0.2
Computers	0.2
Office/Business Equipment	0.2
Transportation	0.2
Airlines	0.2
Student Loans	0.2
Machinery-Diversified	0.1
Healthcare-Products	0.1
Investment Companies	0.1
Other	0.1
Packaging & Containers	0.1
Iron/Steel	0.1

Multi-National	0.1%
Biotechnology	0.1
Equipment	0.1
Forest Products & Paper	0.1
Real Estate	0.1
Oil, Gas & Consumable Fuels	0.1
Distribution/Wholesale	0.1
Gas Utilities	0.1
Wireless Telecommunication Services	0.0	*
Coal	0.0	*
Apparel	0.0	*
Agriculture	0.0	*
Environmental Control	0.0	*
Housewares	0.0	*
Oil & Gas Services	0.0	*
Option Purchased	0.0	*

	105.0
Options Written	(0.0	)*
Liabilities in excess of other assets	(5.0)

	100.0%

*	Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, foreign exchange risk and interest rate risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts	—	$—	Due from/to broker-variation margin swaps	$245,726	*
Credit contracts	Premiums paid for OTC swap agreements	1,014,095	Premiums received for OTC swap agreements	207,504

See Notes to Financial Statements.

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Credit contracts	Unaffiliated investments	$33,197		Options written outstanding, at value	$30,304
Credit contracts	Unrealized appreciation on OTC swap agreements	120,847		Unrealized depreciation on OTC swap agreements	447,864
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	5,582,737		Unrealized depreciation on OTC forward foreign currency exchange contracts	4,876,566
Interest rate contracts	Due from/to broker-variation margin futures	16,128,498	*	Due from/to broker-variation margin futures	45,290	*
Interest rate contracts	Due from/to broker-variation margin swaps	2,676,101	*	Due from/to broker-variation margin swaps	109,011	*
Interest rate contracts	Unrealized appreciation on OTC swap agreements	3,013,286		—	—

		$28,568,761			$5,962,265

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$—	$—	$6,809,854
Foreign exchange contracts	—	1,341,776	—
Interest rate contracts	1,208,654	—	(3,824,694)

Total	$1,208,654	$1,341,776	$2,985,160

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Credit contracts	$(85,164)	$111,835	$—	$—	$(204,537)

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 67

Schedule of Investments  (unaudited) (continued)

as of April 30, 2024

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward & Cross Currency Exchange Contracts	Swaps
Foreign exchange contracts	$—	$—	$—	$307,758	$—
Interest rate contracts	—	—	838,876	—	(407,516)

Total	$(85,164)	$111,835	$838,876	$307,758	$(612,053)

(1)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Options Purchased (1)	$ 39,454
Options Written (2)	54,480,000
Futures Contracts - Long Positions (2)	196,078,968
Futures Contracts - Short Positions (2)	725,500,682
Forward Foreign Currency Exchange Contracts - Purchased (3)	148,570,298
Forward Foreign Currency Exchange Contracts - Sold (3)	359,429,340
Cross Currency Exchange Contracts (4)	529,617
Interest Rate Swap Agreements (2)	176,251,244
Credit Default Swap Agreements - Buy Protection (2)	93,928,517
Credit Default Swap Agreements - Sell Protection (2)	179,417,308
Currency Swap Agreements (2)	3,000,000
Total Return Swap Agreements (2)	57,791,287

*	Average volume is based on average quarter end balances for the six months ended April 30, 2024.
(1)	Cost.
(2)	Notional Amount in USD.
(3)	Value at Settlement Date.
(4)	Value at Trade Date.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

See Notes to Financial Statements.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount

Securities on Loan	$45,448,774	$(45,448,774)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
BARC	$ 266,309	$ (480,304)	$(213,995)	$ 213,995	$ —
BNP	59,831	(216,874)	(157,043)	157,043	—
BOA	675,687	(740,886)	(65,199)	65,199	—
CITI	645,098	(883,910)	(238,812)	238,812	—
DB	111,750	(92,212)	19,538	—	19,538
GSI	2,188,499	(476,017)	1,712,482	(1,690,000)	22,482
HSBC	288,326	(181,514)	106,812	(70,000)	36,812
JPM	3,054,618	(174,195)	2,880,423	(2,511,231)	369,192
MSI	690,250	(1,854,833)	(1,164,583)	1,164,583	—
SCB	540,298	(453,054)	87,244	—	87,244
SSB	1,181,965	—	1,181,965	(1,012,751)	169,214
TD	61,531	—	61,531	(1,906)	59,625
UAG	—	(8,439)	(8,439)	—	(8,439)

	$9,764,162	$(5,562,238)	$4,201,924	$(3,446,256)	$755,668

(1)

Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.

(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 69

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value, including securities on loan of $45,448,774:
Unaffiliated investments (cost $1,979,580,878)	$1,933,714,659
Affiliated investments (cost $243,097,781)	243,374,919
Cash	10,430
Foreign currency, at value (cost $557,211)	556,738
Receivable for Fund shares sold	34,421,429
Receivable for investments sold	22,729,522
Dividends and interest receivable	18,780,286
Unrealized appreciation on OTC forward foreign currency exchange contracts	5,582,737
Unrealized appreciation on OTC swap agreements	3,134,133
Due from broker—variation margin futures	3,085,153
Premiums paid for OTC swap agreements	1,014,095
Unrealized appreciation on unfunded loan commitment	438
Prepaid expenses and other assets	116,331

Total Assets	2,266,520,870

Liabilities

Payable for investments purchased	103,709,317
Payable to broker for collateral for securities on loan	47,883,608
Payable for Fund shares purchased	23,592,098
Forward commitment contracts, at value (proceeds receivable $11,040,977)	10,963,911
Unrealized depreciation on OTC forward foreign currency exchange contracts	4,876,566
Management fee payable	957,968
Dividends payable	604,554
Unrealized depreciation on OTC swap agreements	447,864
Accrued expenses and other liabilities	229,288
Due to broker—variation margin swaps	212,359
Premiums received for OTC swap agreements	207,504
Distribution fee payable	50,057
Options written outstanding, at value (premiums received $142,079)	30,304
Affiliated transfer agent fee payable	2,782
Unrealized depreciation on unfunded loan commitment	88

Total Liabilities	193,768,268

Net Assets	$2,072,752,602

Net assets were comprised of:
Shares of beneficial interest, at par	$227,328
Paid-in capital in excess of par	2,323,097,603
Total distributable earnings (loss)	(250,572,329)

Net assets, April 30, 2024	$2,072,752,602

See Notes to Financial Statements.

Class A

Net asset value and redemption price per share, ($ 125,920,290 ÷ 13,865,391 shares of beneficial interest issued and outstanding)	$9.08
Maximum sales charge (3.25% of offering price)	0.31

Maximum offering price to public	$9.39

Class C

Net asset value, offering price and redemption price per share, ($ 31,795,294 ÷ 3,490,321 shares of beneficial interest issued and outstanding)	$9.11

Class Z

Net asset value, offering price and redemption price per share, ($ 1,828,011,868 ÷ 200,384,642 shares of beneficial interest issued and outstanding)	$9.12

Class R6

Net asset value, offering price and redemption price per share, ($ 87,025,150 ÷ 9,588,089 shares of beneficial interest issued and outstanding)	$9.08

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 71

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Interest income	$46,084,833
Affiliated dividend income	5,502,543
Unaffiliated dividend income	429,168
Affiliated income from securities lending, net	43,813

Total income	52,060,357

Expenses
Management fee	4,834,388
Distribution fee(a)	279,248
Transfer agent’s fees and expenses (including affiliated expense of $8,934)(a)	622,030
Registration fees(a)	57,784
Custodian and accounting fees	50,516
Shareholders’ reports	42,594
Audit fee	34,388
Professional fees	22,727
Trustees’ fees	13,503
Miscellaneous	24,916

Total expenses	5,982,094

Net investment income (loss)	46,078,263

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $1,790)	(7,902,222)
Futures transactions	1,208,654
Forward and cross currency contract transactions	1,341,776
Swap agreement transactions	2,985,160
Foreign currency transactions	(789,956)

(3,156,588)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $1,790)	44,365,315
Futures	838,876
Forward and cross currency contracts	307,758
Options written	111,835
Swap agreements	(612,053)
Foreign currencies	(417,130)
Unfunded loan commitments	1,823

44,596,424

Net gain (loss) on investment and foreign currency transactions	41,439,836

Net Increase (Decrease) In Net Assets Resulting From Operations	$87,518,099

See Notes to Financial Statements.

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	140,723	138,525	—	—
Transfer agent’s fees and expenses	44,901	13,407	562,204	1,518
Registration fees	8,573	7,642	33,695	7,874

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 73

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$46,078,263	$58,108,808
Net realized gain (loss) on investment and foreign currency transactions	(3,156,588)	(17,861,388)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	44,596,424	34,623,481

Net increase (decrease) in net assets resulting from operations	87,518,099	74,870,901

Dividends and Distributions
Distributions from distributable earnings
Class A	(3,308,634)	(5,217,195)
Class C	(700,403)	(1,238,587)
Class Z	(43,529,957)	(55,015,744)
Class R6	(2,243,130)	(3,332,132)

	(49,782,124)	(64,803,658)

Tax return of capital distributions
Class A	—	(191,271)
Class C	—	(45,409)
Class Z	—	(2,016,965)
Class R6	—	(122,161)

	—	(2,375,806)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	1,067,518,701	963,435,107
Net asset value of shares issued in reinvestment of dividends and distributions	46,419,630	60,324,388
Cost of shares purchased	(390,493,185)	(1,016,865,561)

Net increase (decrease) in net assets from Fund share transactions	723,445,146	6,893,934

Total increase (decrease)	761,181,121	14,585,371

Net Assets:

Beginning of period	1,311,571,481	1,296,986,110

End of period	$2,072,752,602	$1,311,571,481

See Notes to Financial Statements.

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.87		$8.79	$9.22	$8.94	$9.73	$9.82
Income (loss) from investment operations:
Net investment income (loss)	0.24		0.41	0.22	0.21	0.30	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		0.14	(0.43)	0.30	(0.49)	0.13
Total from investment operations	0.47		0.55	(0.21)	0.51	(0.19)	0.44
Less Dividends and Distributions:
Dividends from net investment income	(0.26)		(0.45)	(0.22)	(0.22)	(0.26)	(0.53)
Tax return of capital distributions	-		(0.02)	-	(0.01)	(0.04)	-
Distributions from net realized gains	-		-	-	-	(0.30)	-
Total dividends and distributions	(0.26)		(0.47)	(0.22)	(0.23)	(0.60)	(0.53)
Net asset value, end of period	$9.08		$8.87	$8.79	$9.22	$8.94	$9.73
Total Return(b):	5.40%		6.45%	(2.30)%	5.71%	(1.96)%	4.71%

Ratios/Supplemental Data:
Net assets, end of period (000)	$125,920		$106,045	$94,351	$109,630	$93,597	$142,879
Average net assets (000)	$113,197		$100,819	$97,005	$98,531	$114,656	$147,612
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.96	%(d)	0.98%	0.98%	0.97%	0.97%	1.02%
Expenses before waivers and/or expense reimbursement	0.96	%(d)	0.98%	0.98%	0.97%	0.97%	1.02%
Net investment income (loss)	5.42	%(d)	4.64%	2.46%	2.32%	3.27%	3.24%
Portfolio turnover rate(e)	21%		156%	30%	48%	20%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 75

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.89		$8.82	$9.25	$8.97	$9.76	$9.85
Income (loss) from investment operations:
Net investment income (loss)	0.21	(b)	0.34	0.15	0.15	0.23	0.24
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24	(c)	0.13	(0.43)	0.29	(0.48)	0.13
Total from investment operations	0.45		0.47	(0.28)	0.44	(0.25)	0.37
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.38)	(0.15)	(0.15)	(0.20)	(0.46)
Tax return of capital distributions	-		(0.02)	-	(0.01)	(0.04)	-
Distributions from net realized gains	-		-	-	-	(0.30)	-
Total dividends and distributions	(0.23)		(0.40)	(0.15)	(0.16)	(0.54)	(0.46)
Net asset value, end of period	$9.11		$8.89	$8.82	$9.25	$8.97	$9.76
Total Return(d):	5.09%		5.49%	(3.04)%	5.03%	(2.70)%	3.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,795		$25,851	$31,871	$42,635	$66,396	$103,133
Average net assets (000)	$27,857		$28,227	$36,300	$52,974	$86,229	$107,605
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.77	%(f)	1.78%	1.75%	1.73%	1.73%	1.78%
Expenses before waivers and/or expense reimbursement	1.77	%(f)	1.78%	1.75%	1.73%	1.73%	1.78%
Net investment income (loss)	4.60	%(f)	3.81%	1.67%	1.64%	2.51%	2.46%
Portfolio turnover rate(g)	21%		156%	30%	48%	20%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.91		$8.83	$9.26	$8.98	$9.77	$9.86
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.43	0.25	0.24	0.32	0.34
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.23		0.15	(0.44)	0.29	(0.48)	0.13
Total from investment operations	0.49		0.58	(0.19)	0.53	(0.16)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.48)	(0.24)	(0.24)	(0.29)	(0.56)
Tax return of capital distributions	-		(0.02)	-	(0.01)	(0.04)	-
Distributions from net realized gains	-		-	-	-	(0.30)	-
Total dividends and distributions	(0.28)		(0.50)	(0.24)	(0.25)	(0.63)	(0.56)
Net asset value, end of period	$9.12		$8.91	$8.83	$9.26	$8.98	$9.77
Total Return(b):	5.52%		6.71%	(2.03)%	5.96%	(1.70)%	5.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,828,012		$1,116,816	$1,108,186	$767,056	$1,071,124	$2,040,949
Average net assets (000)	$1,433,794		$1,020,990	$914,879	$833,908	$1,499,872	$2,155,699
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.70	%(d)	0.73%	0.72%	0.73%	0.73%	0.73%
Expenses before waivers and/or expense reimbursement	0.70	%(d)	0.74%	0.72%	0.73%	0.74%	0.79%
Net investment income (loss)	5.65	%(d)	4.83%	2.81%	2.64%	3.53%	3.51%
Portfolio turnover rate(e)	21%		156%	30%	48%	20%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Absolute Return Bond Fund 77

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023	2022	2021	2020	2019

Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$8.86		$8.79	$9.21	$8.93	$9.72	$9.82
Income (loss) from investment operations:
Net investment income (loss)	0.26		0.44	0.25	0.26	0.32	0.35
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.24		0.13	(0.42)	0.28	(0.48)	0.12
Total from investment operations	0.50		0.57	(0.17)	0.54	(0.16)	0.47
Less Dividends and Distributions:
Dividends from net investment income	(0.28)		(0.48)	(0.25)	(0.25)	(0.29)	(0.57)
Tax return of capital distributions	-		(0.02)	-	(0.01)	(0.04)	-
Distributions from net realized gains	-		-	-	-	(0.30)	-
Total dividends and distributions	(0.28)		(0.50)	(0.25)	(0.26)	(0.63)	(0.57)
Net asset value, end of period	$9.08		$8.86	$8.79	$9.21	$8.93	$9.72
Total Return(b):	5.68%		6.69%	(1.87)%	6.07%	(1.66)%	4.94%

Ratios/Supplemental Data:
Net assets, end of period (000)	$87,025		$62,859	$62,579	$60,135	$127,864	$82,538
Average net assets (000)	$72,931		$60,732	$60,251	$97,518	$109,540	$88,570
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.64	%(d)	0.65%	0.65%	0.64%	0.65%	0.70%
Expenses before waivers and/or expense reimbursement	0.64	%(d)	0.65%	0.65%	0.64%	0.65%	0.71%
Net investment income (loss)	5.73	%(d)	4.95%	2.82%	2.79%	3.54%	3.59%
Portfolio turnover rate(e)	21%		156%	30%	48%	20%	50%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Absolute Return Bond Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign

PGIM Absolute Return Bond Fund 79

Notes to Financial Statements  (unaudited) (continued)

securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Floating rate and other loans are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Floating rate and other loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy. Floating rate and other loans valued based on a single broker quote or at the original transaction price in excess of five business days are classified as Level 3 in the fair value hierarchy.

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

PGIM Absolute Return Bond Fund 81

Notes to Financial Statements  (unaudited) (continued)

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Forward and Cross Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts, as defined in the prospectus, in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or depreciation on forward and cross currency contracts. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on forward and cross currency contract transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Fund purchased and/or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser of an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be

PGIM Absolute Return Bond Fund 83

Notes to Financial Statements  (unaudited) (continued)

obligated to be party to a swap agreement if an option on a swap is exercised. The Fund entered into options on swaps that are executed through a central clearing facility, such as a registered exchange. Such options pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the contract. The daily variation margin, rather than the contract market value, is recorded for financial statement purposes on the Statement of Assets and Liabilities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be “short the credit” because the higher the contract value rises, the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements where the Fund is the seller of protection as of

PGIM Absolute Return Bond Fund 85

Notes to Financial Statements  (unaudited) (continued)

period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party receives payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pays a defined amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Floating Rate and Other Loans: The Fund invested in floating rate and other loans. Floating rate and other loans include loans that are privately negotiated between a corporate borrower and one or more financial institutions, including, but not limited to, term loans, revolvers, and other instruments issued in the floating rate and other loans market. The Fund acquires interests in loans directly (by way of assignment from the selling institution) and/or indirectly (by way of the purchase of a participation interest from the selling institution). Under a floating rate and other loans assignment, the Fund generally will succeed to all the rights and obligations of an assigning lending institution and becomes a lender under the loan agreement with the relevant borrower in connection with that loan. Under a floating rate and other loans participation, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Mortgage-Backed and Asset-Backed Securities: Mortgage-backed securities are pass-through securities, meaning that principal and interest payments made by the borrower on the underlying mortgages are passed through to the Fund. Asset-backed securities directly or indirectly represent a participation interest in, or are secured by and payable from, a stream of payments generated by particular assets such as motor vehicle or credit card receivables. Asset-backed securities may be classified as pass-through certificates or collateralized obligations, such as collateralized bond obligations, collateralized loan obligations and other similarly structured securities. The value of mortgage-backed and asset-backed securities varies with changes in interest rates and may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities.

Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (“IO”) and principal (“PO”) distributions on a pool of mortgage assets. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

The RIC, on behalf of the Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements

PGIM Absolute Return Bond Fund 87

Notes to Financial Statements  (unaudited) (continued)

are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Short sales and OTC contracts, including forward foreign currency exchange contracts, swaps, forward rate agreements and written options involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities, if applicable. Such risks may be mitigated by engaging in master netting arrangements.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Payment-In-Kind: The Fund invested in the open market or received pursuant to debt restructuring securities that pay-in-kind (PIK) the interest due on such debt instruments. The PIK interest, computed at the contractual rate specified, is added to the existing principal balance of the debt when issued bonds have the same terms as the bond or recorded as a separate bond when terms are different from the existing debt, and is recorded as interest income.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Mortgage Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sell mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enter into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls. The Fund is subject to the risk that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends.

PGIM Absolute Return Bond Fund 89

Notes to Financial Statements  (unaudited) (continued)

Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Monthly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit PGIM Fixed Income, and PGIM Limited (collectively the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.590% of average daily net assets up to $2.5 billion;	0.59%
0.565% of average daily net assets from $2.5 billion to $5 billion;
0.540% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	—%
C	—
Z	0.73
R6	0.70

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and

PGIM Absolute Return Bond Fund 91

Notes to Financial Statements  (unaudited) (continued)

servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.25%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$198,094	$4,279
C	—	299

PGIM Investments, PGIM, Inc., PGIM Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s and shareholder servicing agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. The Fund may also invest in the PGIM Core Short-Term Bond Fund (together with the Core Government Fund, the “Core Funds”), a series of Prudential Investment Portfolios 2, registered under the 1940

Act and managed by PGIM Investments, pursuant to an exemptive order received from the Securities and Exchange Commission (“SEC”). PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Funds and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Funds and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$793,054,564	$327,905,864

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$ 14,738,696	$672,467,468	$611,575,727	$ —	$ —	$ 75,630,437	75,630,437	$1,965,739

PGIM Core Short-Term Bond Fund(1)(wb)
115,751,574	3,914,613	—	2,077	—	119,668,264	13,107,148	3,536,804

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
13,230,599	123,643,600	88,799,484	(287)	1,790	48,076,218	48,100,268	43,813(2)
$143,720,869	$800,025,681	$700,375,211	$1,790	$1,790	$243,374,919		$5,546,356

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Absolute Return Bond Fund 93

Notes to Financial Statements  (unaudited) (continued)

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$2,212,455,832	$44,285,345	$(68,041,861)	$(23,756,516)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$199,874,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 3.25%. Investors who purchase $500,000 or more of Class A shares and sell those shares within 12 months of purchase are subject to a CDSC of 1% on sales although these purchases are not subject to a front-end sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	28,574	0.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	—	—%
Unaffiliated	10	93.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	3,198,094	$28,816,980
Shares issued in reinvestment of dividends and distributions	323,551	2,916,262
Shares purchased	(1,858,592)	(16,711,800)
Net increase (decrease) in shares outstanding before conversion	1,663,053	15,021,442
Shares issued upon conversion from other share class(es)	356,175	3,209,545
Shares purchased upon conversion into other share class(es)	(115,486)	(1,038,005)
Net increase (decrease) in shares outstanding	1,903,742	$17,192,982

Year ended October 31, 2023:
Shares sold	3,273,563	$28,918,593
Shares issued in reinvestment of dividends and distributions	525,133	4,640,379
Shares purchased	(3,063,639)	(27,039,908)
Net increase (decrease) in shares outstanding before conversion	735,057	6,519,064
Shares issued upon conversion from other share class(es)	917,128	8,094,155
Shares purchased upon conversion into other share class(es)	(422,422)	(3,726,460)
Net increase (decrease) in shares outstanding	1,229,763	$10,886,759

PGIM Absolute Return Bond Fund 95

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class C
Six months ended April 30, 2024:
Shares sold	1,063,539	$9,617,813
Shares issued in reinvestment of dividends and distributions	74,001	669,154
Shares purchased	(352,729)	(3,177,642)
Net increase (decrease) in shares outstanding before conversion	784,811	7,109,325
Shares purchased upon conversion into other share class(es)	(201,528)	(1,822,735)
Net increase (decrease) in shares outstanding	583,283	$5,286,590

Year ended October 31, 2023:
Shares sold	585,316	$5,189,425
Shares issued in reinvestment of dividends and distributions	135,373	1,199,267
Shares purchased	(942,665)	(8,339,381)
Net increase (decrease) in shares outstanding before conversion	(221,976)	(1,950,689)
Shares purchased upon conversion into other share class(es)	(484,926)	(4,289,276)
Net increase (decrease) in shares outstanding	(706,902)	$(6,239,965)

Class Z
Six months ended April 30, 2024:
Shares sold	110,541,339	$999,117,400
Shares issued in reinvestment of dividends and distributions	4,492,055	40,690,135
Shares purchased	(39,986,449)	(360,662,137)
Net increase (decrease) in shares outstanding before conversion	75,046,945	679,145,398
Shares issued upon conversion from other share class(es)	160,236	1,448,492
Shares purchased upon conversion into other share class(es)	(232,448)	(2,104,074)
Net increase (decrease) in shares outstanding	74,974,733	$678,489,816

Year ended October 31, 2023:
Shares sold	103,099,124	$915,661,477
Shares issued in reinvestment of dividends and distributions	5,754,672	51,052,303
Shares purchased	(108,685,294)	(962,092,248)
Net increase (decrease) in shares outstanding before conversion	168,502	4,621,532
Shares issued upon conversion from other share class(es)	484,576	4,293,372
Shares purchased upon conversion into other share class(es)	(729,561)	(6,491,946)
Net increase (decrease) in shares outstanding	(76,483)	$2,422,958

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	3,324,514	$29,966,508
Shares issued in reinvestment of dividends and distributions	237,959	2,144,079
Shares purchased	(1,102,785)	(9,941,606)
Net increase (decrease) in shares outstanding before conversion	2,459,688	22,168,981
Shares issued upon conversion from other share class(es)	33,989	306,777
Net increase (decrease) in shares outstanding	2,493,677	$22,475,758

Year ended October 31, 2023:
Shares sold	1,546,836	$13,665,612
Shares issued in reinvestment of dividends and distributions	388,862	3,432,439
Shares purchased	(2,200,992)	(19,394,024)
Net increase (decrease) in shares outstanding before conversion	(265,294)	(2,295,973)
Shares issued upon conversion from other share class(es)	237,980	2,120,155
Net increase (decrease) in shares outstanding	(27,314)	$(175,818)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$ 1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

PGIM Absolute Return Bond Fund 97

Notes to Financial Statements  (unaudited) (continued)

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Collateralized Loan Obligations (“CLOs”) Risk: CLOs are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLOs may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, prices and interest rate of underlying assets.

“Covenant-Lite” Risk: Some of the loans or debt obligations in which the Fund may invest or get exposure to may be “covenant-lite”, which means the loans or obligations contain fewer financial maintenance covenants than other loans or obligations (in some cases, none) and do not include terms which allow the lender to monitor the borrower’s performance and declare a default if certain criteria are breached. An investment by the Fund in a covenant-lite loan may potentially hinder the ability to reprice credit risk associated with the issuer and reduce the ability to restructure a problematic loan and mitigate potential loss. The Fund may also experience difficulty, expenses or delays in enforcing its rights on its holdings of covenant-lite loans or obligations. As a result of these risks, the Fund’s exposure to losses may be increased, which could result in an adverse impact on the Fund’s net income and NAV.

Credit Risk: This is the risk that the issuer, the guarantor or the insurer of a fixed income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments, or to otherwise honor its obligations. Additionally, fixed income securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The lower the credit quality of a bond, the more sensitive it is to credit risk.

Currency Risk: The Fund’s net asset value could decline as a result of changes in exchange rates, which could adversely affect the Fund’s investments in currencies, or in securities that trade in, and receive revenues related to, currencies, or in derivatives that provide exposure to currencies. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Debt Obligations Risk: Debt obligations are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Fund for redemption before it matures and the Fund may not be able to reinvest at the same rate of interest and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” or may create economic leverage for the Fund and therefore may magnify or otherwise increase investment losses to the Fund. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many over-the-counter derivative instruments will not have liquidity beyond the counterparty to the instrument. Over-the-counter derivative instruments also involve the risk that the other party will not meet its obligations to the Fund. The use of derivatives also exposes the Fund to operational issues, such as documentation and settlement issues, systems failures, inadequate control and human error.

Derivatives may also involve legal risks, such as insufficient documentation, the lack of capacity or authority of a counterparty to execute or settle a transaction, and the legality and enforceability of derivatives contracts. The U.S. Government and foreign governments have adopted (and may adopt further) regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements and risk exposure limitations. Regulation of derivatives may make derivatives more costly, limit their availability or utility to the Fund, or otherwise adversely affect their performance or disrupt markets.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

PGIM Absolute Return Bond Fund 99

Notes to Financial Statements  (unaudited) (continued)

Floating Rate and Other Loans Risk: The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value loans or sell loans at an acceptable price when it wants to sell them. Loans trade in an over-the-counter market, and confirmation and settlement, which are effected through standardized procedures and documentation, may take significantly longer than seven days to complete. Extended trade settlement periods may, in unusual market conditions with a high volume of shareholder redemptions, present a risk to shareholders regarding the Fund’s ability to pay redemption proceeds in a timely manner. In some instances, loans and loan participations are not rated by independent credit rating agencies; in such instances, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower, or in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable. Loans may not be considered to be “securities” and as a result may not benefit from the protections of the federal securities laws, including anti-fraud protections and those with respect to the use of material non-public information, so that purchasers, such as the Fund, may not have the benefit of these protections. If the Fund is in possession of material non-public information about a borrower as a result of its investment in such borrower’s loan, the Fund may not be able to enter into a transaction with respect to a publicly-traded security of the borrower when it would otherwise be advantageous to do so.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Interest Rate Risk: The value of your investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration debt securities. Similarly, a rise in interest rates may also have a greater negative impact on the value of equity securities whose issuers expect earnings further out in the future. For example, a fixed income security with a duration of three years is expected to decrease in value by approximately 3% if interest rates increase by 1%. This is referred to as “duration risk.” When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” For premium bonds (bonds acquired at prices that exceed their par or principal value) purchased by the Fund, prepayment risk may be enhanced. When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.” The Fund may lose money if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Junk Bonds Risk: High-yield, high-risk bonds have predominantly speculative characteristics, including particularly high credit risk. Junk bonds tend to have lower market liquidity than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

PGIM Absolute Return Bond Fund 101

Notes to Financial Statements  (unaudited) (continued)

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Liquidity Risk: Liquidity risk is the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. The Fund may invest in instruments that trade in lower volumes and are more illiquid than other investments. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Mortgage-Backed and Asset-Backed Securities Risk: Mortgage-backed and asset-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed securities in lower-yielding investments.

Structured Products Risk: Holders of structured product securities bear risks of the underlying investments, index or reference obligation. Certain structured products may be thinly traded or have a limited trading market, and as a result may be characterized as illiquid. The possible lack of a liquid secondary market for structured securities and the resulting inability of the Fund to sell a structured security could expose the Fund to losses and could make structured securities more difficult for the Fund to value accurately, which may also result in additional costs. Structured products are also subject to credit risk; the assets backing the structured product may be insufficient to pay interest or principal. In addition to the general risks associated with investments in fixed income, structured products carry additional risks, including, but not limited to: the possibility that distributions from collateral securities will not be adequate to make interest or other payments; the quality of the collateral may decline in value or default; and the possibility that the structured products are subordinate to other classes. Structured securities are generally privately negotiated debt obligations where the principal and/or interest or value of the structured security is determined by reference to the performance of a specific asset, benchmark asset, market or interest rate (“reference instrument”), and changes in the reference instrument or security may cause significant price fluctuations, or could cause the interest rate on the structured security to be reduced to zero. Holders of structured products indirectly bear risks associated with the reference instrument, are subject to counterparty risk and typically do not have direct rights against the reference instrument. Structured products may also entail structural complexity and documentation risk and there is no

PGIM Absolute Return Bond Fund 103

Notes to Financial Statements  (unaudited) (continued)

guarantee that the courts or administrators will interpret the priority of principal and interest payments as expected.

U.S. Government and Agency Securities Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Further, the U.S. Government and its agencies, authorities, instrumentalities and enterprises do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate. This may be the case especially when there is any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling. Such controversy or uncertainty could, among other things, result in the credit quality rating of the U.S. Government being downgraded and reduced prices of U.S. Treasury securities. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. Government may default on payments on certain U.S. Government securities, including those held by the Fund, which could have a negative impact on the Fund. An increase in demand for U.S. Government securities resulting from an increase in demand for government money market funds may lead to lower yields on such securities.

Liquidity Risk Management Program  (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Absolute Return Bond Fund 105

⬛ MAIL 655 Broad Street Newark, NJ 07102	⬛ TELEPHONE (800) 225-1852	⬛ WEBSITE pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES Ellen S. Alberding ● Kevin J. Bannon ● Scott E. Benjamin ● Linda W. Bynoe ● Barry H. Evans ● Keith F. Hartstein ● Laurie Simon Hodrick ● Stuart S. Parker ● Brian K. Reid ● Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer ● Scott E. Benjamin, Vice President ● Christian J. Kelly, Chief Financial Officer ● Claudia DiGiacomo, Chief Legal Officer ● Andrew Donohue, Chief Compliance Officer ● Russ Shupak, Treasurer and Principal Accounting Officer ● Kelly Florio, Anti-Money Laundering Compliance Officer ● Andrew R. French, Secretary ● Melissa Gonzalez, Assistant Secretary ● Kelly A. Coyne, Assistant Secretary ● Patrick E. McGuinness, Assistant Secretary ● Debra Rubano, Assistant Secretary ● George Hoyt, Assistant Secretary ● Devan Goolsby, Assistant Secretary ● Lana Lomuti, Assistant Treasurer ● Elyse M. McLaughlin, Assistant Treasurer ● Deborah Conway, Assistant Treasurer ● Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

SUB-SUBADVISER	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Absolute Return Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM ABSOLUTE RETURN BOND FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PADAX	PADCX	PADZX	PADQX

CUSIP	74441J852	74441J845	74441J829	74441J837

MF213E2

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Quantitative Solutions LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), is a registered investment adviser. © 2024 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Quant Solutions Large-Cap Core Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Quant Solutions Large-Cap Core Fund

June 14, 2024

PGIM Quant Solutions Large-Cap Core Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)

Class A	22.97	19.40	10.92	10.70	—

Class C	22.52	24.50	11.38	10.52	—

Class Z	23.16	26.71	12.48	11.61	—

Class R6	23.21	26.82	12.61	N/A	12.86 (12/28/2016)

S&P 500 Index

	20.98	22.66	13.19	12.41	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)
Class R6
(12/28/2016)

S&P 500 Index	13.67

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

4	Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright © 2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com. S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Quant Solutions Large-Cap Core Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Line of Business	% of Net Assets

Microsoft Corp.	Software	7.3%

Apple, Inc.	Technology Hardware, Storage & Peripherals	5.8%

NVIDIA Corp.	Semiconductors & Semiconductor Equipment	5.6%

Amazon.com, Inc.	Broadline Retail	4.2%

Meta Platforms, Inc. (Class A Stock)	Interactive Media & Services	2.6%

Alphabet, Inc. (Class A Stock)	Interactive Media & Services	2.4%

Alphabet, Inc. (Class C Stock)	Interactive Media & Services	2.0%

Johnson & Johnson	Pharmaceuticals	1.4%

Merck & Co., Inc.	Pharmaceuticals	1.3%

Exxon Mobil Corp.	Oil, Gas & Consumable Fuels	1.3%

Holdings reflect only long-term investments and are subject to change.

6	Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Quant Solutions Large-Cap Core Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Quant Solutions Large-Cap Core Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,229.70	0.72%	$3.99
	Hypothetical	$1,000.00	$1,021.28	0.72%	$3.62

Class C	Actual	$1,000.00	$1,225.20	1.44%	$7.97
	Hypothetical	$1,000.00	$1,017.70	1.44%	$7.22

Class Z	Actual	$1,000.00	$1,231.60	0.45%	$2.50
	Hypothetical	$1,000.00	$1,022.63	0.45%	$2.26

Class R6	Actual	$1,000.00	$1,232.10	0.35%	$1.94
	Hypothetical	$1,000.00	$1,023.12	0.35%	$1.76

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8	Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS

Aerospace & Defense 2.4%
Boeing Co. (The)*	15,700	$2,635,088
Curtiss-Wright Corp.	10,200	2,584,884
General Dynamics Corp.	4,900	1,406,741
General Electric Co.	3,100	501,642
Howmet Aerospace, Inc.	58,600	3,911,550
L3Harris Technologies, Inc.	8,200	1,755,210
Lockheed Martin Corp.	2,500	1,162,325
Northrop Grumman Corp.	11,900	5,771,857

		19,729,297

Air Freight & Logistics 0.6%

FedEx Corp.	19,600	5,130,888

Automobile Components 0.2%

Aptiv PLC*	26,400	1,874,400

Automobiles 1.7%

Ford Motor Co.	395,300	4,802,895

General Motors Co.	75,800	3,375,374
Tesla, Inc.*	32,700	5,993,256

		14,171,525

Banks 2.6%

Bank of America Corp.	82,100	3,038,521
BankUnited, Inc.	62,500	1,670,625
Citizens Financial Group, Inc.	52,000	1,773,720
JPMorgan Chase & Co.	51,381	9,851,793
Popular, Inc. (Puerto Rico)	6,200	526,938
Truist Financial Corp.	56,400	2,117,820
Wells Fargo & Co.	38,200	2,266,024

		21,245,441

Beverages 2.2%

Coca-Cola Co. (The)	148,600	9,179,022
Keurig Dr. Pepper, Inc.	142,800	4,812,360
PepsiCo, Inc.	22,000	3,870,020

		17,861,402

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Biotechnology 1.1%
AbbVie, Inc.	41,551	$6,757,855
ACADIA Pharmaceuticals, Inc.*	53,900	900,669
Alkermes PLC*	29,000	711,660
Vertex Pharmaceuticals, Inc.*	1,400	549,934

		8,920,118

Broadline Retail 4.4%
Amazon.com, Inc.*	196,140	34,324,500
eBay, Inc.	24,600	1,267,884

		35,592,384

Building Products 0.8%
AZEK Co., Inc. (The)*	55,800	2,546,712
Owens Corning	23,900	4,020,219
Resideo Technologies, Inc.*	13,600	265,608

		6,832,539

Capital Markets 3.4%
Bank of New York Mellon Corp. (The)	86,800	4,903,332
BGC Group, Inc. (Class A Stock)	240,900	1,886,247
BlackRock, Inc.	6,800	5,131,552
Goldman Sachs Group, Inc. (The)	14,000	5,973,940
Intercontinental Exchange, Inc.	11,100	1,429,236
Janus Henderson Group PLC	12,500	390,250
MSCI, Inc.	2,700	1,257,633
S&P Global, Inc.	15,900	6,611,697
T. Rowe Price Group, Inc.	2,200	241,054

		27,824,941

Chemicals 1.5%
Ecolab, Inc.	13,700	3,098,255
PPG Industries, Inc.	32,200	4,153,800
Sherwin-Williams Co. (The)	17,400	5,213,214

		12,465,269

Communications Equipment 0.5%

Arista Networks, Inc.*	9,100	2,334,696
Cisco Systems, Inc.	38,482	1,807,884

		4,142,580

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Construction Materials 0.6%
Summit Materials, Inc. (Class A Stock)*	15,000	$583,500
Vulcan Materials Co.	18,100	4,663,103

		5,246,603

Consumer Finance 0.0%
LendingClub Corp.*	31,000	233,120

Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	2,800	2,024,120
Dollar Tree, Inc.*	6,300	744,975
Target Corp.	33,400	5,376,732
United Natural Foods, Inc.*	136,300	1,217,159
Walmart, Inc.	61,900	3,673,765

		13,036,751

Diversified Consumer Services 0.1%
Frontdoor, Inc.*	32,900	1,009,701

Diversified Telecommunication Services 1.3%
AT&T, Inc.	281,635	4,756,815
Verizon Communications, Inc.	143,800	5,678,662

		10,435,477

Electric Utilities 0.8%
ALLETE, Inc.	13,600	805,392
Duke Energy Corp.	2,900	284,954
NRG Energy, Inc.	37,200	2,703,324
PNM Resources, Inc.	57,200	2,119,832
Portland General Electric Co.	6,000	259,380
Xcel Energy, Inc.	4,800	257,904

		6,430,786

Electrical Equipment 1.5%
Acuity Brands, Inc.	1,000	248,300
Eaton Corp. PLC	20,400	6,492,504
Emerson Electric Co.	10,900	1,174,802
Vertiv Holdings Co. (Class A Stock)	49,200	4,575,600

		12,491,206

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Energy Equipment & Services 0.1%
Schlumberger NV	7,800	$370,344

Entertainment 1.0%
Electronic Arts, Inc.	1,900	240,958
Netflix, Inc.*	7,800	4,294,992
Walt Disney Co. (The)	30,800	3,421,880

		7,957,830

Financial Services 3.5%
Berkshire Hathaway, Inc. (Class B Stock)*	23,674	9,392,186
Mastercard, Inc. (Class A Stock)	17,000	7,670,400
PayPal Holdings, Inc.*	54,400	3,694,848
Visa, Inc. (Class A Stock)	27,725	7,447,212

		28,204,646

Food Products 0.3%
Archer-Daniels-Midland Co.	30,200	1,771,532
Hain Celestial Group, Inc. (The)*	47,100	289,194
Ingredion, Inc.	3,500	401,065
Vital Farms, Inc.*	12,000	321,120

		2,782,911

Ground Transportation 1.8%
CSX Corp.	39,200	1,302,224
Saia, Inc.*	500	198,415
Uber Technologies, Inc.*	98,000	6,494,460
Union Pacific Corp.	27,500	6,521,900

		14,516,999

Health Care Equipment & Supplies 3.3%
Abbott Laboratories	67,600	7,163,572
Becton, Dickinson & Co.	22,900	5,372,340
Boston Scientific Corp.*	41,000	2,946,670
IDEXX Laboratories, Inc.*	500	246,380
Intuitive Surgical, Inc.*	7,100	2,631,402
Medtronic PLC	76,100	6,106,264
Stryker Corp.	5,900	1,985,350

		26,451,978

See Notes to Financial Statements.

12

Description	Shares	Value

COMMON STOCKS (Continued)

Health Care Providers & Services 2.5%
Cardinal Health, Inc.	30,900	$3,183,936
Centene Corp.*	64,800	4,734,288
Elevance Health, Inc.	9,100	4,810,078
Laboratory Corp. of America Holdings	18,200	3,664,934
UnitedHealth Group, Inc.	8,400	4,063,080

		20,456,316

Hotels, Restaurants & Leisure 2.0%
Chipotle Mexican Grill, Inc.*	2,000	6,319,200
Dave & Buster’s Entertainment, Inc.*	6,800	363,120
Hilton Worldwide Holdings, Inc.	19,800	3,906,144
McDonald’s Corp.	20,000	5,460,800

		16,049,264

Household Durables 0.3%
Lennar Corp. (Class A Stock)	13,800	2,092,356

Household Products 1.3%
Colgate-Palmolive Co.	68,000	6,250,560
Energizer Holdings, Inc.	50,200	1,441,744
Procter & Gamble Co. (The)	19,386	3,163,795

		10,856,099

Industrial Conglomerates 0.8%
3M Co.	55,200	5,327,352
Honeywell International, Inc.	6,200	1,194,926

		6,522,278

Industrial REITs 0.3%
LXP Industrial Trust	224,800	1,877,080
Prologis, Inc.	2,400	244,920

		2,122,000

Insurance 2.6%
Allstate Corp. (The)	34,200	5,816,052
Assurant, Inc.	23,900	4,168,160
Genworth Financial, Inc. (Class A Stock)*	65,300	387,229
Marsh & McLennan Cos., Inc.	7,000	1,396,010
MetLife, Inc.	66,200	4,705,496
Oscar Health, Inc. (Class A Stock)*	81,800	1,420,866

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Insurance (cont’d.)
Progressive Corp. (The)	8,100	$1,686,825
Travelers Cos., Inc. (The)	9,000	1,909,440

		21,490,078

Interactive Media & Services 7.0%
Alphabet, Inc. (Class A Stock)*	120,580	19,628,013
Alphabet, Inc. (Class C Stock)*	98,260	16,177,526
Meta Platforms, Inc. (Class A Stock)	49,980	21,499,897

		57,305,436

IT Services 1.1%
Cognizant Technology Solutions Corp. (Class A Stock)	64,800	4,256,064
International Business Machines Corp.	28,330	4,708,446

		8,964,510

Life Sciences Tools & Services 1.0%
Medpace Holdings, Inc.*	4,300	1,669,905
Thermo Fisher Scientific, Inc.	8,114	4,614,594
West Pharmaceutical Services, Inc.	6,200	2,216,376

		8,500,875

Machinery 1.0%
Allison Transmission Holdings, Inc.	33,600	2,471,280
Blue Bird Corp.*	9,200	303,186
Deere & Co.	1,400	547,974
Flowserve Corp.	26,400	1,245,024
John Bean Technologies Corp.	3,200	285,088
Tennant Co.	9,300	1,083,264
Terex Corp.	44,100	2,471,805

		8,407,621

Media 0.4%
Comcast Corp. (Class A Stock)	85,000	3,239,350

Metals & Mining 0.7%
Commercial Metals Co.	7,400	397,676
Freeport-McMoRan, Inc.	102,600	5,123,844

		5,521,520

See Notes to Financial Statements.

14

Description	Shares	Value

COMMON STOCKS (Continued)

Mortgage Real Estate Investment Trusts (REITs) 0.1%
MFA Financial, Inc.	78,300	$829,197

Multi-Utilities 0.9%
Avista Corp.	53,500	1,924,930
Black Hills Corp.	28,900	1,586,610
CMS Energy Corp.	51,600	3,127,476
DTE Energy Co.	3,900	430,248

		7,069,264

Oil, Gas & Consumable Fuels 3.7%
Cheniere Energy, Inc.	14,300	2,256,826
Chevron Corp.	11,300	1,822,351
ConocoPhillips	32,000	4,019,840
Diamondback Energy, Inc.	12,300	2,473,899
Exxon Mobil Corp.	87,400	10,336,798
Marathon Petroleum Corp.	21,900	3,979,668
Phillips 66	32,200	4,611,362
World Kinect Corp.	10,200	239,700

		29,740,444

Passenger Airlines 0.2%
SkyWest, Inc.*	23,300	1,701,599

Pharmaceuticals 4.0%
Bristol-Myers Squibb Co.	58,200	2,557,308
Elanco Animal Health, Inc.*	86,200	1,134,392
Eli Lilly & Co.	9,500	7,420,450
Johnson & Johnson	77,158	11,156,275
Merck & Co., Inc.	80,900	10,453,898

		32,722,323

Professional Services 0.1%
Automatic Data Processing, Inc.	1,000	241,890
Dun & Bradstreet Holdings, Inc.	40,000	364,000

		605,890

Real Estate Management & Development 0.1%
Zillow Group, Inc. (Class A Stock)*	5,900	247,800
Zillow Group, Inc. (Class C Stock)*	7,000	297,990

		545,790

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Residential REITs 0.4%
Equity Residential	53,000	$3,413,200

Retail REITs 0.1%
Acadia Realty Trust	32,900	568,512
Urban Edge Properties	17,300	289,429

		857,941

Semiconductors & Semiconductor Equipment 10.7%
Applied Materials, Inc.	36,300	7,210,995
Broadcom, Inc.	5,000	6,501,350
Intel Corp.	195,500	5,956,885
Lam Research Corp.	7,000	6,260,870
Micron Technology, Inc.	32,300	3,648,608
NVIDIA Corp.	52,500	45,361,050
NXP Semiconductors NV (China)	10,600	2,715,614
QUALCOMM, Inc.	56,000	9,287,600

		86,942,972

Software 10.4%
Adobe, Inc.*	4,400	2,036,452
Autodesk, Inc.*	1,900	404,415
Cadence Design Systems, Inc.*	12,900	3,555,627
CommVault Systems, Inc.*	6,600	676,302
Crowdstrike Holdings, Inc. (Class A Stock)*	800	234,032
Microsoft Corp.	151,784	59,094,065
Oracle Corp.	28,000	3,185,000
Salesforce, Inc.	21,200	5,701,528
ServiceNow, Inc.*	8,700	6,031,971
Verint Systems, Inc.*	32,000	968,960
Workday, Inc. (Class A Stock)*	9,000	2,202,570
Zoom Video Communications, Inc. (Class A Stock)*	14,400	879,840

		84,970,762

Specialized REITs 0.6%
Iron Mountain, Inc.	19,000	1,472,880
Outfront Media, Inc.	17,000	269,620
Public Storage	10,700	2,776,115

		4,518,615

Specialty Retail 1.7%
Home Depot, Inc. (The)	21,400	7,152,308

See Notes to Financial Statements.

16

Description	Shares	Value

COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Lowe’s Cos., Inc.	21,600	$4,924,584
Ulta Beauty, Inc.*	4,700	1,902,748

		13,979,640

Technology Hardware, Storage & Peripherals 6.6%
Apple, Inc.	276,480	47,092,838
Hewlett Packard Enterprise Co.	183,700	3,122,900
NetApp, Inc.	11,000	1,124,310
Super Micro Computer, Inc.*(a)	2,300	1,975,240

		53,315,288

Textiles, Apparel & Luxury Goods 0.2%
G-III Apparel Group Ltd.*	70,500	1,984,575

Trading Companies & Distributors 0.1%
Beacon Roofing Supply, Inc.*	4,300	423,679

TOTAL LONG-TERM INVESTMENTS
(cost $550,627,842)		800,108,018

SHORT-TERM INVESTMENTS 2.0%

AFFILIATED MUTUAL FUNDS 1.9%
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	13,515,194	13,515,194
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $1,998,341; includes $1,998,040 of cash collateral for securities on loan)(b)(wb)	1,999,341	1,998,341

TOTAL AFFILIATED MUTUAL FUNDS
(cost $15,513,535)		15,513,535

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATION(k)(n) 0.1%
U.S. Treasury Bills (cost $843,869)	5.270%	06/20/24	850	$ 843,772

TOTAL SHORT-TERM INVESTMENTS (cost $16,357,404)				16,357,307

TOTAL INVESTMENTS 100.2% (cost $566,985,246)				816,465,325
Liabilities in excess of other assets(z) (0.2)%				(1,883,913)

NET ASSETS 100.0%				$ 814,581,412

Below is a list of the abbreviation(s) used in the semiannual report:

USD—US Dollar

GS—Goldman Sachs & Co. LLC

REITs—Real Estate Investment Trust

S&P—Standard & Poor’s

SOFR—Secured Overnight Financing Rate

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,889,360; cash collateral of $1,998,040 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Futures contracts outstanding at April 30, 2024:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
53	S&P 500 E-Mini Index	Jun. 2024	$13,427,550	$(329,740)

See Notes to Financial Statements.

18

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
GS	$—	$843,773

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Aerospace & Defense	$19,729,297	$—	$—
Air Freight & Logistics	5,130,888	—	—
Automobile Components	1,874,400	—	—
Automobiles	14,171,525	—	—
Banks	21,245,441	—	—
Beverages	17,861,402	—	—
Biotechnology	8,920,118	—	—
Broadline Retail	35,592,384	—	—
Building Products	6,832,539	—	—
Capital Markets	27,824,941	—	—
Chemicals	12,465,269	—	—
Communications Equipment	4,142,580	—	—
Construction Materials	5,246,603	—	—
Consumer Finance	233,120	—	—
Consumer Staples Distribution & Retail	13,036,751	—	—
Diversified Consumer Services	1,009,701	—	—
Diversified Telecommunication Services	10,435,477	—	—
Electric Utilities	6,430,786	—	—
Electrical Equipment	12,491,206	—	—
Energy Equipment & Services	370,344	—	—
Entertainment	7,957,830	—	—
Financial Services	28,204,646	—	—
Food Products	2,782,911	—	—

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Common Stocks (continued)
Ground Transportation	$14,516,999	$—	$—
Health Care Equipment & Supplies	26,451,978	—	—
Health Care Providers & Services	20,456,316	—	—
Hotels, Restaurants & Leisure	16,049,264	—	—
Household Durables	2,092,356	—	—
Household Products	10,856,099	—	—
Industrial Conglomerates	6,522,278	—	—
Industrial REITs	2,122,000	—	—
Insurance	21,490,078	—	—
Interactive Media & Services	57,305,436	—	—
IT Services	8,964,510	—	—
Life Sciences Tools & Services	8,500,875	—	—
Machinery	8,407,621	—	—
Media	3,239,350	—	—
Metals & Mining	5,521,520	—	—
Mortgage Real Estate Investment Trusts (REITs)	829,197	—	—
Multi-Utilities	7,069,264	—	—
Oil, Gas & Consumable Fuels	29,740,444	—	—
Passenger Airlines	1,701,599	—	—
Pharmaceuticals	32,722,323	—	—
Professional Services	605,890	—	—
Real Estate Management & Development	545,790	—	—
Residential REITs	3,413,200	—	—
Retail REITs	857,941	—	—
Semiconductors & Semiconductor Equipment	86,942,972	—	—
Software	84,970,762	—	—
Specialized REITs	4,518,615	—	—
Specialty Retail	13,979,640	—	—
Technology Hardware, Storage & Peripherals	53,315,288	—	—
Textiles, Apparel & Luxury Goods	1,984,575	—	—
Trading Companies & Distributors	423,679	—	—
Short-Term Investments
Affiliated Mutual Funds	15,513,535	—	—
U.S. Treasury Obligation	—	843,772	—

Total	$815,621,553	$843,772	$—

Other Financial Instruments*
Liabilities
Futures Contracts	$(329,740)	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

20

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

Semiconductors & Semiconductor Equipment	10.7%
Software	10.4
Interactive Media & Services	7.0
Technology Hardware, Storage & Peripherals	6.6
Broadline Retail	4.4
Pharmaceuticals	4.0
Oil, Gas & Consumable Fuels	3.7
Financial Services	3.5
Capital Markets	3.4
Health Care Equipment & Supplies	3.3
Insurance	2.6
Banks	2.6
Health Care Providers & Services	2.5
Aerospace & Defense	2.4
Beverages	2.2
Hotels, Restaurants & Leisure	2.0
Affiliated Mutual Funds (0.2% represents investments purchased with collateral from securities on loan)	1.9
Ground Transportation	1.8
Automobiles	1.7
Specialty Retail	1.7
Consumer Staples Distribution & Retail	1.6
Electrical Equipment	1.5
Chemicals	1.5
Household Products	1.3
Diversified Telecommunication Services	1.3
IT Services	1.1
Biotechnology	1.1
Life Sciences Tools & Services	1.0
Machinery	1.0
Entertainment	1.0
Multi-Utilities	0.9

Building Products	0.8%
Industrial Conglomerates	0.8
Electric Utilities	0.8
Metals & Mining	0.7
Construction Materials	0.6
Air Freight & Logistics	0.6
Specialized REITs	0.6
Communications Equipment	0.5
Residential REITs	0.4
Media	0.4
Food Products	0.3
Industrial REITs	0.3
Household Durables	0.3
Textiles, Apparel & Luxury Goods	0.2
Automobile Components	0.2
Passenger Airlines	0.2
Diversified Consumer Services	0.1
Retail REITs	0.1
U.S. Treasury Obligation	0.1
Mortgage Real Estate Investment Trusts (REITs)	0.1
Professional Services	0.1
Real Estate Management & Development	0.1
Trading Companies & Distributors	0.1
Energy Equipment & Services	0.1
Consumer Finance	0.0 *

100.2
Liabilities in excess of other assets	(0.2)

100.0%

*  Less than 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Fair values of derivative instruments as of April 30, 2024 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value

Equity contracts	—	$—	Due from/to broker-variation margin futures	$329,740*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2024 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$1,245,066

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures

Equity contracts	$402,581

For the six months ended April 30, 2024, the Fund’s average volume of derivative activities is as follows:

Derivative Contract Type	Average Volume of Derivative Activities*
Futures Contracts - Long Positions (1)	$11,000,504

*   Average volume is based on average quarter end balances for the six months ended April 30, 2024.

(1)  Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

See Notes to Financial Statements.

22

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount

Securities on Loan	$1,889,360	$(1,889,360)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value, including securities on loan of $1,889,360:
Unaffiliated investments (cost $551,471,711)	$800,951,790
Affiliated investments (cost $15,513,535)	15,513,535
Receivable for Fund shares sold	1,435,060
Dividends and interest receivable	569,689
Prepaid expenses	1,480

Total Assets	818,471,554

Liabilities
Payable to broker for collateral for securities on loan	1,998,040
Payable for Fund shares purchased	1,184,129
Management fee payable	214,117
Due to broker—variation margin futures	212,000
Accrued expenses and other liabilities	123,851
Distribution fee payable	113,896
Affiliated transfer agent fee payable	40,386
Trustees’ fees payable	3,723

Total Liabilities	3,890,142

Net Assets	$814,581,412

Net assets were comprised of:
Shares of beneficial interest, at par	$40,278
Paid-in capital in excess of par	510,852,465
Total distributable earnings (loss)	303,688,669

Net assets, April 30, 2024	$814,581,412

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share, ($487,420,034 ÷ 24,419,948 shares of beneficial interest issued and outstanding)	$19.96
Maximum sales charge (5.50% of offering price)	1.16

Maximum offering price to public	$21.12

Class C

Net asset value, offering price and redemption price per share, ($13,776,869 ÷ 810,880 shares of beneficial interest issued and outstanding)	$16.99

Class Z

Net asset value, offering price and redemption price per share, ($27,433,254 ÷ 1,321,062 shares of beneficial interest issued and outstanding)	$20.77

Class R6
Net asset value, offering price and redemption price per share, ($285,951,255 ÷ 13,725,856 shares of beneficial interest issued and outstanding)	$20.83

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	25

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $3,240 foreign withholding tax)	$5,502,930
Affiliated dividend income	342,189
Interest income	20,612
Income from securities lending, net (including affiliated income of $5,244)	5,272

Total income	5,871,003

Expenses
Management fee	1,341,073
Distribution fee(a)	782,690
Transfer agent’s fees and expenses (including affiliated expense of $117,668)(a)	312,600
Custodian and accounting fees	38,112
Shareholders’ reports	36,733
Registration fees(a)	23,814
Professional fees	19,302
Trustees’ fees	13,986
Audit fee	12,594
Miscellaneous	13,665

Total expenses	2,594,569
Less: Fee waiver and/or expense reimbursement(a)	(164,478)
Distribution fee waiver(a)	(118,008)

Net expenses	2,312,083

Net investment income (loss)	3,558,920

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $562)	53,054,145
Futures transactions	1,245,066

54,299,211

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(262))	94,482,935
Futures	402,581

94,885,516

Net gain (loss) on investment transactions	149,184,727

Net Increase (Decrease) In Net Assets Resulting From Operations	$152,743,647

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6
Distribution fee	708,045	74,645	—	$—
Transfer agent’s fees and expenses	283,997	14,845	12,390	1,368
Registration fees	8,239	5,023	5,276	5,276
Fee waiver and/or expense reimbursement	(90,218)	(15,724)	(9,565)	(48,971)
Distribution fee waiver	(118,008)	—	—	—

See Notes to Financial Statements.

26

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$3,558,920	$7,723,328
Net realized gain (loss) on investment transactions	54,299,211	18,338,002
Net change in unrealized appreciation (depreciation) on investments	94,885,516	36,328,490

Net increase (decrease) in net assets resulting from operations	152,743,647	62,389,820

Dividends and Distributions
Distributions from distributable earnings
Class A	(15,634,208)	(9,633,764)
Class C	(513,234)	(322,443)
Class Z	(838,560)	(535,641)
Class R6	(7,877,677)	(6,152,130)

	(24,863,679)	(16,643,978)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	90,350,717	77,334,909
Net asset value of shares issued in reinvestment of dividends and distributions	24,632,216	16,494,157
Cost of shares purchased	(130,476,931)	(113,888,922)

Net increase (decrease) in net assets from Fund share transactions	(15,493,998)	(20,059,856)

Total increase (decrease)	112,385,970	25,685,986

Net Assets:
Beginning of period	702,195,442	676,509,456

End of period	$814,581,412	$702,195,442

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$16.80		$15.75	$21.09	$15.17	$15.17	$16.76
Income (loss) from investment operations:
Net investment income (loss)	0.08		0.16	0.18	0.16	0.19	0.18
Net realized and unrealized gain (loss) on investment transactions	3.72		1.26	(2.46)	6.14	0.43	1.19
Total from investment operations	3.80		1.42	(2.28)	6.30	0.62	1.37
Less Dividends and Distributions:
Dividends from net investment income	(0.23)		(0.19)	(0.17)	(0.19)	(0.19)	(0.22)
Distributions from net realized gains	(0.41)		(0.18)	(2.89)	(0.19)	(0.43)	(2.74)
Total dividends and distributions	(0.64)		(0.37)	(3.06)	(0.38)	(0.62)	(2.96)
Net asset value, end of period	$19.96		$16.80	$15.75	$21.09	$15.17	$15.17
Total Return(b) :	22.97%		9.16%	(12.84)%	42.24%	4.02%	10.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$487,420		$412,198	$411,798	$522,601	$382,165	$400,634
Average net assets (000)	$474,624		$423,340	$468,874	$475,322	$389,009	$302,864
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.72	%(d)	0.72%	0.72%	0.72%	0.72%	0.74%
Expenses before waivers and/or expense reimbursement	0.81	%(d)	0.83%	0.83%	0.81%	0.83%	0.87%
Net investment income (loss)	0.81	%(d)	0.97%	1.03%	0.84%	1.26%	1.27%
Portfolio turnover rate(e)	69%		96%	98%	101%	92%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$14.35		$13.51	$18.52	$13.38	$13.46	$15.20
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.04	0.05	0.02	0.07	0.08
Net realized and unrealized gain (loss) on investment transactions	3.18		1.08	(2.11)	5.42	0.38	1.03
Total from investment operations	3.19		1.12	(2.06)	5.44	0.45	1.11
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.10)	(0.06)	(0.11)	(0.10)	(0.11)
Distributions from net realized gains	(0.41)		(0.18)	(2.89)	(0.19)	(0.43)	(2.74)
Total dividends and distributions	(0.55)		(0.28)	(2.95)	(0.30)	(0.53)	(2.85)
Net asset value, end of period	$16.99		$14.35	$13.51	$18.52	$13.38	$13.46
Total Return(b) :	22.52%		8.37%	(13.46)%	41.25%	3.27%	9.77%

Ratios/Supplemental Data:
Net assets, end of period (000)	$13,777		$13,876	$15,992	$22,453	$21,047	$27,333
Average net assets (000)	$15,011		$15,468	$19,087	$22,342	$24,287	$36,812
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	1.44	%(d)	1.44%	1.44%	1.44%	1.44%	1.47%
Expenses before waivers and/or expense reimbursement	1.65	%(d)	1.65%	1.65%	1.59%	1.59%	1.54%
Net investment income (loss)	0.10	%(d)	0.27%	0.30%	0.14%	0.56%	0.59%
Portfolio turnover rate(e)	69%		96%	98%	101%	92%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$17.47		$16.38	$21.79	$15.67	$15.65	$17.20
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.21	0.24	0.21	0.23	0.24
Net realized and unrealized gain (loss) on investment transactions	3.87		1.31	(2.55)	6.32	0.44	1.21
Total from investment operations	3.98		1.52	(2.31)	6.53	0.67	1.45
Less Dividends and Distributions:
Dividends from net investment income	(0.27)		(0.25)	(0.21)	(0.22)	(0.22)	(0.26)
Distributions from net realized gains	(0.41)		(0.18)	(2.89)	(0.19)	(0.43)	(2.74)
Total dividends and distributions	(0.68)		(0.43)	(3.10)	(0.41)	(0.65)	(3.00)
Net asset value, end of period	$20.77		$17.47	$16.38	$21.79	$15.67	$15.65
Total Return(b) :	23.16%		9.43%	(12.54)%	42.44%	4.27%	10.91%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,433		$21,379	$20,647	$25,663	$47,730	$67,192
Average net assets (000)	$25,091		$21,455	$23,609	$60,616	$64,099	$65,923
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.45	%(d)	0.46%	0.42%	0.49%	0.48%	0.48%
Expenses before waivers and/or expense reimbursement	0.53	%(d)	0.54%	0.54%	0.55%	0.55%	0.54%
Net investment income (loss)	1.07	%(d)	1.22%	1.34%	1.10%	1.54%	1.59%
Portfolio turnover rate(e)	69%		96%	98%	101%	92%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

30

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023	2022	2021	2020	2019
Per Share Operating Performance(a) :
Net Asset Value, Beginning of Period	$17.53		$16.42	$21.86	$15.70	$15.68	$17.23
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.23	0.25	0.23	0.25	0.26
Net realized and unrealized gain (loss) on investment transactions	3.88		1.31	(2.56)	6.36	0.44	1.21
Total from investment operations	4.00		1.54	(2.31)	6.59	0.69	1.47
Less Dividends and Distributions:
Dividends from net investment income	(0.29)		(0.25)	(0.24)	(0.24)	(0.24)	(0.28)
Distributions from net realized gains	(0.41)		(0.18)	(2.89)	(0.19)	(0.43)	(2.74)
Total dividends and distributions	(0.70)		(0.43)	(3.13)	(0.43)	(0.67)	(3.02)
Net asset value, end of period	$20.83		$17.53	$16.42	$21.86	$15.70	$15.68
Total Return(b) :	23.21%		9.56%	(12.52)%	42.79%	4.39%	11.05%

Ratios/Supplemental Data:
Net assets, end of period (000)	$285,951		$254,742	$228,073	$295,432	$132,446	$90,722
Average net assets (000)	$255,812		$248,145	$258,329	$204,016	$105,498	$86,249
Ratios to average net assets(c) :
Expenses after waivers and/or expense reimbursement	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Expenses before waivers and/or expense reimbursement	0.39	%(d)	0.39%	0.39%	0.38%	0.40%	0.41%
Net investment income (loss)	1.19	%(d)	1.33%	1.38%	1.17%	1.60%	1.72%
Portfolio turnover rate(e)	69%		96%	98%	101%	92%	88%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Quant Solutions Large-Cap Core Fund	31

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Quant Solutions Large-Cap Core Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek long-term growth of capital.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

32

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any

PGIM Quant Solutions Large-Cap Core Fund	33

Notes to Financial Statements (unaudited) (continued)

comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

34

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution

PGIM Quant Solutions Large-Cap Core Fund	35

Notes to Financial Statements (unaudited) (continued)

fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Annually
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM Quantitative Solutions LLC (“PGIM Quantitative Solutions” or the “subadviser”). The Manager pays for the services of PGIM Quantitative Solutions.

36

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.35% of average daily net assets up to $5 billion;	0.35%
0.34% of average daily net assets over $5 billion.

The Manager has contractually agreed, through February 28, 2025, to limit certain operating expenses and/or to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver exclude interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Fund Expense Limitation*	Class Expense Limitation
A	0.35%	0.72%
C	0.35	1.44
Z	0.35	—
R6	0.35	—

*Expense limitation excludes distribution and service (12b-1) fees, shareholder service fee, and transfer agency expenses (including sub-transfer agency and networking fees).

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the daily net assets. The distribution fees are accrued daily and payable monthly.

PGIM Quant Solutions Large-Cap Core Fund	37

Notes to Financial Statements (unaudited) (continued)

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee

A	0.30%	0.25%

C	1.00	1.00

Z	N/A	N/A

R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC

A	$105,621	$27

C	—	797

PGIM Investments, PIMS and PGIM Quantitative Solutions are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated

38

investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.  Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$520,946,211	$559,407,544

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$10,525,531	$155,792,604	$152,802,941	$—	$—	$13,515,194	13,515,194	$342,189

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(b)(wb)
10,584,741	28,270,406	36,857,106	(262)	562	1,998,341	1,999,341	5,244	(2)
$21,110,272	$184,063,010	$189,660,047	$(262)	$562	$15,513,535		$347,433

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$570,139,081	$259,859,585	$(13,863,081)	$245,996,504

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is

PGIM Quant Solutions Large-Cap Core Fund	39

Notes to Financial Statements (unaudited) (continued)

required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
Z	25,110	1.9%
R6	2,940,477	21.4

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	7.5%
Unaffiliated	3	52.2

40

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:

Shares sold	463,148	$ 8,860,264

Shares issued in reinvestment of dividends and distributions	838,970	15,421,342

Shares purchased	(1,477,937)	(28,299,147)

Net increase (decrease) in shares outstanding before conversion	(175,819)	(4,017,541)

Shares issued upon conversion from other share class(es)	128,262	2,541,800

Shares purchased upon conversion into other share class(es)	(67,154)	(1,332,061)

Net increase (decrease) in shares outstanding	(114,711)	$ (2,807,802)

Year ended October 31, 2023:

Shares sold	535,744	$ 8,875,073

Shares issued in reinvestment of dividends and distributions	597,462	9,499,642

Shares purchased	(2,779,584)	(46,070,888)

Net increase (decrease) in shares outstanding before conversion	(1,646,378)	(27,696,173)

Shares issued upon conversion from other share class(es)	152,757	2,546,276

Shares purchased upon conversion into other share class(es)	(120,015)	(1,974,533)

Net increase (decrease) in shares outstanding	(1,613,636)	$(27,124,430)

Class C

Six months ended April 30, 2024:

Shares sold	25,097	$ 414,988

Shares issued in reinvestment of dividends and distributions	32,626	512,216

Shares purchased	(62,146)	(1,012,210)

Net increase (decrease) in shares outstanding before conversion	(4,423)	(85,006)

Shares purchased upon conversion into other share class(es)	(151,664)	(2,562,392)

Net increase (decrease) in shares outstanding	(156,087)	$ (2,647,398)

Year ended October 31, 2023:

Shares sold	89,439	$ 1,253,172

Shares issued in reinvestment of dividends and distributions	23,548	321,896

Shares purchased	(153,755)	(2,160,660)

Net increase (decrease) in shares outstanding before conversion	(40,768)	(585,592)

Shares purchased upon conversion into other share class(es)	(176,273)	(2,518,164)

Net increase (decrease) in shares outstanding	(217,041)	$ (3,103,756)

Class Z

Six months ended April 30, 2024:

Shares sold	122,347	$ 2,530,403

Shares issued in reinvestment of dividends and distributions	42,985	821,035

Shares purchased	(127,643)	(2,556,429)

Net increase (decrease) in shares outstanding before conversion	37,689	795,009

Shares issued upon conversion from other share class(es)	59,730	1,230,697

Net increase (decrease) in shares outstanding	97,419	$ 2,025,706

PGIM Quant Solutions Large-Cap Core Fund	41

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:

Shares sold	69,891	$ 1,220,580

Shares issued in reinvestment of dividends and distributions	31,553	520,632

Shares purchased	(224,709)	(3,859,034)

Net increase (decrease) in shares outstanding before conversion	(123,265)	(2,117,822)

Shares issued upon conversion from other share class(es)	96,062	1,644,906

Shares purchased upon conversion into other share class(es)	(9,831)	(174,755)

Net increase (decrease) in shares outstanding	(37,034)	$ (647,671)

Class R6

Six months ended April 30, 2024:

Shares sold	3,805,876	$ 78,545,062

Shares issued in reinvestment of dividends and distributions	411,338	7,877,623

Shares purchased	(5,025,027)	(98,609,145)

Net increase (decrease) in shares outstanding before conversion	(807,813)	(12,186,460)

Shares issued upon conversion from other share class(es)	6,148	129,700

Shares purchased upon conversion into other share class(es)	(371)	(7,744)

Net increase (decrease) in shares outstanding	(802,036)	$(12,064,504)

Year ended October 31, 2023:

Shares sold	3,818,309	$ 65,986,084

Shares issued in reinvestment of dividends and distributions	371,721	6,151,987

Shares purchased	(3,578,240)	(61,798,340)

Net increase (decrease) in shares outstanding before conversion	611,790	10,339,731

Shares issued upon conversion from other share class(es)	27,597	477,110

Shares purchased upon conversion into other share class(es)	(51)	(840)

Net increase (decrease) in shares outstanding	639,336	$ 10,816,001

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA

Term of Commitment	9/29/2023 - 9/26/2024

Total Commitment	$1,200,000,000

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

42

SCA
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2024.

9.  Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Blend Style Risk: The Fund’s blend investment style may subject the Fund to risks of both value and growth investing. The portion of the Fund’s portfolio that makes investments pursuant to a growth strategy may be subject to above-average fluctuations as a result of seeking higher than average capital growth. The portion of the Fund’s portfolio that makes investments pursuant to a value strategy may be subject to the risk that the market may not recognize a security’s intrinsic value for long periods of time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. Historically, growth stocks have performed best during later stages of economic expansion and value stocks have performed best during periods of economic recovery. Therefore, both styles may over time go in and out of favor with the markets. At times when a style is out of favor, that portion of the portfolio may lag the other portion of the portfolio, which may cause the Fund to underperform the market in general,

PGIM Quant Solutions Large-Cap Core Fund	43

Notes to Financial Statements (unaudited) (continued)

its benchmark and other mutual funds. Growth and value stocks have historically produced similar long-term results, though each category has periods when it outperforms the other.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Capitalization Company Risk: Companies with large market capitalizations go in and out of favor based on market and economic conditions. Larger companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Fund’s value may not rise or fall as much as the value of funds that emphasize companies with smaller market capitalizations.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

44

Management Risk: Actively managed funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but the subadviser’s judgments about the attractiveness, value or market trends affecting a particular security, industry or sector or about market movements may be incorrect. Additionally, the investments selected for the Fund may underperform the markets in general, the Fund’s benchmark and other funds with similar investment objectives.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Model Design Risk: The subadviser uses certain quantitative models to help guide its investment decisions. The design of the underlying models may be flawed or incomplete. The investment models the subadviser uses are based on historical and theoretical underpinnings that it believes are sound. There can be no guarantee, however, that these underpinnings will correlate with security price behavior in the manner assumed by the subadviser’s models. Additionally, the quantitative techniques that underlie the subadviser’s portfolio construction processes may fail to fully anticipate important risks.

Model Implementation Risk: While the subadviser strives to mitigate the likelihood of material implementation errors, it is impossible to completely eliminate the risk of error in the implementation of the computer models that guide the subadviser’s quantitative

PGIM Quant Solutions Large-Cap Core Fund	45

Notes to Financial Statements (unaudited) (continued)

investment processes. Additionally, it may be difficult to implement model recommendations in volatile and rapidly changing market conditions.

46

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

PGIM Quant Solutions Large-Cap Core Fund	47

∎	MAIL	∎	TELEPHONE	∎	WEBSITE
	655 Broad Street Newark, NJ 07102		(800) 225-1852		pgim.com/investments

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	PGIM Quantitative Solutions LLC	655 Broad Street 16th Floor Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Quant Solutions Large-Cap Core Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QUANT SOLUTIONS LARGE-CAP CORE FUND

SHARE CLASS	A	C	Z	R6
NASDAQ	PTMAX	PTMCX	PTEZX	PTMQX
CUSIP	74441J100	74441J308	74441J407	74441J688

MF187E2

PGIM REAL ESTATE INCOME FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2024 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the PGIM Real Estate Income Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Real Estate Income Fund

June 14, 2024

PGIM Real Estate Income Fund	3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24 (without sales charges)	Average Annual Total Returns as of 4/30/24 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	13.08	-0.60	0.52	2.32 (6/3/2015)

Class C	12.67	3.37	0.89	2.21 (6/3/2015)

Class Z	13.17	5.27	1.89	3.25 (6/3/2015)

Class R6	13.03	5.29	1.89	3.65 (12/28/2016)

Custom Blend Index

	12.29	-0.74	-0.80	—

Average Annual Total Returns as of 4/30/24 Since Inception (%)

	Class A, Class C, Class Z (6/3/2015)	Class R6 (12/28/2016)

Custom Blend Index	1.80	1.74

*Not annualized

Since Inception returns are provided for any share class with less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definition

Custom Blend Index—The Custom Blend Index is a model portfolio consisting of the FTSE EPRA/NAREIT Developed Index (80%), which is an unmanaged index and reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world; and the ICE BofA 7% Constrained REIT Preferred Securities Index (20%), which is an unmanaged index that is a subset of the ICE BofA Fixed Rate Preferred Securities Index including all REIT-issued preferred securities.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Real Estate Income Fund	5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Iron Mountain, Inc.	Specialized REITs	8.9%

LXP Industrial Trust	Industrial REITs	6.1%

American Healthcare REIT, Inc.	Health Care REITs	4.9%

UDR, Inc.	Residential REITs	4.8%

Brixmor Property Group, Inc.	Retail REITs	4.5%

Agree Realty Corp., Series A	Retail REITs	4.4%

Realty Income Corp.	Retail REITs	4.4%

SL Green Realty Corp.	Office REITs	4.3%

Scentre Group (Australia)	Retail REITs	4.3%

Simon Property Group, Inc.	Retail REITs	4.2%

Holdings reflect only long-term investments and are subject to change.

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Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Real Estate Income Fund	7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Real Estate Income Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,130.80	1.36%	$ 7.21
	Hypothetical	$1,000.00	$1,018.10	1.36%	$ 6.82

Class C	Actual	$1,000.00	$1,126.70	2.11%	$11.16
	Hypothetical	$1,000.00	$1,014.37	2.11%	$10.57

Class Z	Actual	$1,000.00	$1,131.70	1.11%	$ 5.88
	Hypothetical	$1,000.00	$1,019.34	1.11%	$ 5.57

Class R6	Actual	$1,000.00	$1,130.30	1.11%	$ 5.88
	Hypothetical	$1,000.00	$1,019.34	1.11%	$ 5.57

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

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Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 80.3%

Diversified REITs 5.3%

Broadstone Net Lease, Inc.	95,483	$1,390,233
Land Securities Group PLC (United Kingdom)	64,018	517,397

		1,907,630

Health Care REITs 11.7%

American Healthcare REIT, Inc.	126,694	1,739,508
CareTrust REIT, Inc.	58,458	1,445,082
Community Healthcare Trust, Inc.	37,956	1,006,973

		4,191,563

Hotel & Resort REITs 1.3%

Apple Hospitality REIT, Inc.	32,174	474,888

Industrial REITs 13.7%

CapitaLand Ascendas REIT (Singapore)	375,823	711,893
Frasers Logistics & Commercial Trust (Singapore)	1,388,046	1,005,480
LXP Industrial Trust	261,640	2,184,694
Nexus Industrial REIT (Canada)	203,939	1,029,583

		4,931,650

Office REITs 4.3%

SL Green Realty Corp.	30,962	1,542,837

Residential REITs 7.7%

Mid-America Apartment Communities, Inc.	8,035	1,044,550
UDR, Inc.	45,184	1,720,607

		2,765,157

Retail REITs 21.5%

Brixmor Property Group, Inc.	72,644	1,605,432
Link REIT (Hong Kong)	116,216	497,962
Realty Income Corp.	29,310	1,569,257
Retail Opportunity Investments Corp.	49,963	613,046
Scentre Group (Australia)	756,189	1,531,321
Simon Property Group, Inc.	10,809	1,518,989
Supermarket Income REIT PLC (United Kingdom)	406,226	366,955

		7,702,962

See Notes to Financial Statements.

PGIM Real Estate Income Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs 14.8%

EPR Properties	10,064	$408,498
Iron Mountain, Inc.	40,973	3,176,227
National Storage Affiliates Trust	29,463	1,032,383
VICI Properties, Inc.	23,802	679,547

		5,296,655

TOTAL COMMON STOCKS (cost $29,289,788)		28,813,342

PREFERRED STOCKS 19.2%

Diversified REITs 2.7%

Gladstone Commercial Corp., Series G, 6.000%, Maturing 06/28/26(oo)	51,333	981,487

Hotel & Resort REITs 3.0%

Pebblebrook Hotel Trust, Series H, 5.700%, Maturing 07/27/26(oo)	59,898	1,067,382

Office REITs 3.2%

Vornado Realty Trust, Series M, 5.250%, Maturing 05/30/24(oo)	76,768	1,159,197

Residential REITs 1.9%

Centerspace, Series C, 6.625%, Maturing 05/30/24(oo)	29,298	682,353

Retail REITs 4.4%

Agree Realty Corp., Series A, 4.250%, Maturing 09/17/26(oo)	94,004	1,573,627

Specialized REITs 4.0%

EPR Properties, Series G, 5.750%, Maturing 05/30/24(oo)	56,129	1,058,593
Public Storage, Series H, 5.600%, Maturing 05/30/24(oo)	15,418	380,362

		1,438,955

TOTAL PREFERRED STOCKS (cost $7,452,073)		6,903,001

TOTAL LONG-TERM INVESTMENTS (cost $36,741,861)		35,716,343

See Notes to Financial Statements.

10

Description	Shares	Value

SHORT-TERM INVESTMENT 0.3%

AFFILIATED MUTUAL FUND

PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $107,217)(wb)	107,217	$107,217

TOTAL INVESTMENTS 99.8% (cost $36,849,078)		35,823,560
Other assets in excess of liabilities 0.2%		75,514

NET ASSETS 100.0%		$35,899,074

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Diversified REITs	$1,390,233	$517,397	$—
Health Care REITs	4,191,563	—	—
Hotel & Resort REITs	474,888	—	—
Industrial REITs	3,214,277	1,717,373	—
Office REITs	1,542,837	—	—
Residential REITs	2,765,157	—	—
Retail REITs	5,306,724	2,396,238	—
Specialized REITs	5,296,655	—	—

Preferred Stocks
Diversified REITs	981,487	—	—
Hotel & Resort REITs	1,067,382	—	—
Office REITs	1,159,197	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Long-Term Investments (continued)
Preferred Stocks (continued)
Residential REITs	$682,353	$—	$—
Retail REITs	1,573,627	—	—
Specialized REITs	1,438,955	—	—
Short-Term Investment
Affiliated Mutual Fund	107,217	—	—

Total	$31,192,552	$4,631,008	$—

Sector Classification:

The sector classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2024 were as follows:

Retail REITs	25.9%
Specialized REITs	18.8
Industrial REITs	13.7
Health Care REITs	11.7
Residential REITs	9.6
Diversified REITs	8.0
Office REITs	7.5

Hotel & Resort REITs	4.3%
Affiliated Mutual Fund	0.3

99.8
Other assets in excess of liabilities	0.2

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets

Investments at value:
Unaffiliated investments (cost $36,741,861)	$35,716,343
Affiliated investments (cost $107,217)	107,217
Foreign currency, at value (cost $494)	491
Receivable for investments sold	53,492
Dividends receivable	44,648
Tax reclaim receivable	22,820
Receivable for Fund shares sold	13,894
Prepaid expenses and other assets	13,050

Total Assets	35,971,955

Liabilities

Management fee payable	17,484
Audit fee payable	17,382
Professional fees payable	12,016
Payable for Fund shares purchased	11,673
Custodian and accounting fees payable	8,138
Accrued expenses and other liabilities	3,202
Shareholders’ reports fee payable	1,679
Trustees’ fees payable	727
Affiliated transfer agent fee payable	333
Distribution fee payable	247

Total Liabilities	72,881

Net Assets	$35,899,074

Net assets were comprised of:
Shares of beneficial interest, at par	$5,528
Paid-in capital in excess of par	38,732,320
Total distributable earnings (loss)	(2,838,774)

Net assets, April 30, 2024	$35,899,074

See Notes to Financial Statements.

PGIM Real Estate Income Fund	13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A
Net asset value and redemption price per share, ($550,054 ÷ 84,817 shares of beneficial interest issued and outstanding)	$6.49
Maximum sales charge (5.50% of offering price)	0.38

Maximum offering price to public	$6.87

Class C

Net asset value, offering price and redemption price per share, ($154,266 ÷ 23,780 shares of beneficial interest issued and outstanding)	$6.49

Class Z

Net asset value, offering price and redemption price per share, ($485,988 ÷ 74,621 shares of beneficial interest issued and outstanding)	$6.51

Class R6

Net asset value, offering price and redemption price per share, ($34,708,766 ÷ 5,344,937 shares of beneficial interest issued and outstanding)	$6.49

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $14,824 foreign withholding tax)	$995,595
Affiliated dividend income	7,522
Affiliated income from securities lending, net	146

Total income	1,003,263

Expenses
Management fee	145,631
Distribution fee(a)	1,725
Professional fees	20,730
Custodian and accounting fees	19,202
Audit fee	17,382
Registration fees(a)	11,339
Shareholders’ reports	10,279
Trustees’ fees	4,976
Transfer agent’s fees and expenses (including affiliated expense of $1,092)(a)	2,218
Miscellaneous	10,712

Total expenses	244,194
Less: Fee waiver and/or expense reimbursement(a)	(39,943)
Distribution fee waiver(a)	(141)

Net expenses	204,110

Net investment income (loss)	799,153

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $15)	331,748
Foreign currency transactions	936

332,684

Net change in unrealized appreciation (depreciation) on:
Investments	2,860,278
Foreign currencies	(48)

2,860,230

Net gain (loss) on investment and foreign currency transactions	3,192,914

Net Increase (Decrease) In Net Assets Resulting From Operations	$3,992,067

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	846	879	—	—
Registration fees	2,777	2,902	3,338	2,322
Transfer agent’s fees and expenses	838	237	978	165
Fee waiver and/or expense reimbursement	(4,027)	(3,269)	(4,662)	(27,985)
Distribution fee waiver	(141)	—	—	—

See Notes to Financial Statements.

PGIM Real Estate Income Fund	15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$799,153	$927,467
Net realized gain (loss) on investment and foreign currency transactions	332,684	(2,804,509)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	2,860,230	1,511,844

Net increase (decrease) in net assets resulting from operations	3,992,067	(365,198)

Dividends and Distributions
Distributions from distributable earnings
Class A	(11,835)	(23,535)
Class C	(2,953)	(6,131)
Class Z	(10,769)	(24,610)
Class R6	(791,107)	(869,841)

	(816,664)	(924,117)

Tax return of capital distributions
Class A	—	(4,438)
Class C	—	(1,156)
Class Z	—	(4,641)
Class R6	—	(164,033)

	—	(174,268)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	5,630,820	12,658,309
Net asset value of shares issued in reinvestment of dividends and distributions	815,948	1,096,923
Cost of shares purchased	(3,245,305)	(10,859,789)

Net increase (decrease) in net assets from Fund share transactions	3,201,463	2,895,443

Total increase (decrease)	6,376,866	1,431,860

Net Assets:

Beginning of period	29,522,208	28,090,348

End of period	$35,899,074	$29,522,208

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.85		$6.18		$10.26	$7.67	$10.66	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.22		0.32	0.25	0.27	0.28
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		(0.29)		(1.99)	2.70	(2.43)	1.97
Total from investment operations	0.78		(0.07)		(1.67)	2.95	(2.16)	2.25
Less Dividends and Distributions:
Dividends from net investment income	(0.14)		(0.22)		(0.29)	(0.36)	(0.63)	(0.35)
Tax return of capital distributions	-		(0.04)		(0.10)	-	(0.14)	-
Distributions from net realized gains	-		-		(2.02)	-	(0.06)	-
Total dividends and distributions	(0.14)		(0.26)		(2.41)	(0.36)	(0.83)	(0.35)
Net asset value, end of period	$6.49		$5.85		$6.18	$10.26	$7.67	$10.66
Total Return(b):	13.08%		(1.24)%		(20.18)%	38.84%	(21.25)%	26.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$550		$524		$738	$1,582	$866	$915
Average net assets (000)	$567		$705		$1,190	$1,428	$796	$677
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.36	%(d)(e)	1.36	%(e)	1.35%	1.35%	1.36%	1.35%
Expenses before waivers and/or expense reimbursement	2.84	%(d)	2.79%		2.39%	2.16%	4.78%	4.65%
Net investment income (loss)	4.12	%(d)	3.40%		4.16%	2.56%	3.18%	2.91%
Portfolio turnover rate(f)	44%		92%		90%	201%	235%	257%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.85		$6.18		$10.26	$7.67	$10.66	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.11		0.17		0.20	0.18	0.23	0.21
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(0.29)		(1.93)	2.70	(2.45)	1.97
Total from investment operations	0.75		(0.12)		(1.73)	2.88	(2.22)	2.18
Less Dividends and Distributions:
Dividends from net investment income	(0.11)		(0.17)		(0.23)	(0.29)	(0.57)	(0.28)
Tax return of capital distributions	-		(0.04)		(0.10)	-	(0.14)	-
Distributions from net realized gains	-		-		(2.02)	-	(0.06)	-
Total dividends and distributions	(0.11)		(0.21)		(2.35)	(0.29)	(0.77)	(0.28)
Net asset value, end of period	$6.49		$5.85		$6.18	$10.26	$7.67	$10.66
Total Return(b):	12.67%		(2.01)%		(20.81)%	37.84%	(21.86)%	25.34%

Ratios/Supplemental Data:
Net assets, end of period (000)	$154		$167		$178	$277	$268	$639
Average net assets (000)	$177		$221		$240	$302	$500	$510
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.11	%(d)(e)	2.11	%(e)	2.10%	2.10%	2.11%	2.10%
Expenses before waivers and/or expense reimbursement	5.83	%(d)	5.30%		5.03%	4.27%	6.45%	5.86%
Net investment income (loss)	3.44	%(d)	2.63%		2.65%	1.92%	2.62%	2.21%
Portfolio turnover rate(f)	44%		92%		90%	201%	235%	257%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.87		$6.20		$10.29	$7.69	$10.69	$8.78
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.26		0.28	0.28	0.34	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.65		(0.31)		(1.94)	2.71	(2.49)	1.98
Total from investment operations	0.79		(0.05)		(1.66)	2.99	(2.15)	2.29
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.24)		(0.31)	(0.39)	(0.65)	(0.38)
Tax return of capital distributions	-		(0.04)		(0.10)	-	(0.14)	-
Distributions from net realized gains	-		-		(2.02)	-	(0.06)	-
Total dividends and distributions	(0.15)		(0.28)		(2.43)	(0.39)	(0.85)	(0.38)
Net asset value, end of period	$6.51		$5.87		$6.20	$10.29	$7.69	$10.69
Total Return(b):	13.17%		(0.99)%		(20.03)%	39.19%	(21.08)%	26.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$486		$451		$7,024	$10,941	$7,797	$16,451
Average net assets (000)	$479		$1,033		$7,858	$11,287	$9,743	$12,060
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)(e)	1.11	%(e)	1.10%	1.10%	1.11%	1.10%
Expenses before waivers and/or expense reimbursement	3.07	%(d)	2.22%		1.34%	1.38%	2.54%	2.31%
Net investment income (loss)	4.34	%(d)	4.08%		3.67%	2.92%	3.81%	3.17%
Portfolio turnover rate(f)	44%		92%		90%	201%	235%	257%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.01%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Real Estate Income Fund	19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,
	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$5.86		$6.19		$10.27	$7.68	$10.67	$8.76
Income (loss) from investment operations:
Net investment income (loss)	0.14		0.24		0.28	0.27	0.12	0.31
Net realized and unrealized gain (loss) on investment and foreign currency transactions	0.64		(0.29)		(1.93)	2.71	(2.26)	1.98
Total from investment operations	0.78		(0.05)		(1.65)	2.98	(2.14)	2.29
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.24)		(0.31)	(0.39)	(0.65)	(0.38)
Tax return of capital distributions	-		(0.04)		(0.10)	-	(0.14)	-
Distributions from net realized gains	-		-		(2.02)	-	(0.06)	-
Total dividends and distributions	(0.15)		(0.28)		(2.43)	(0.39)	(0.85)	(0.38)
Net asset value, end of period	$6.49		$5.86		$6.19	$10.27	$7.68	$10.67
Total Return(b):	13.03%		(0.98)%		(19.95)%	39.11%	(21.03)%	26.54%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34,709		$28,381		$20,150	$29,642	$23,216	$158
Average net assets (000)	$35,385		$23,207		$24,849	$33,597	$675	$115
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.11	%(d)(e)	1.12	%(e)	1.10%	1.10%	1.10%	1.10%
Expenses before waivers and/or expense reimbursement	1.27	%(d)	1.49%		1.24%	1.15%	3.80%	8.55%
Net investment income (loss)	4.40	%(d)	3.69%		3.72%	2.82%	1.36%	3.15%
Portfolio turnover rate(f)	44%		92%		90%	201%	235%	257%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

Includes certain non-recurring expenses of 0.01% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements (unaudited)

1. Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Real Estate Income Fund (the “Fund”), a series of the RIC. The Fund is classified as a non-diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Real Estate Income Fund	21

Notes to Financial Statements (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Real Estate Income Fund	23

Notes to Financial Statements (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Real Estate Income Fund	25

Notes to Financial Statements (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.  Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of the subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% on average daily net assets up to and including $1 billion;	0.80%
0.78% on the next $2 billion of average daily net assets;
0.76% on the next $2 billion of average daily net assets;
0.75% on the next $5 billion of average daily net assets;
0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

26

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.35%
C	2.10
Z	1.10
R6	1.10

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares. Additionally, for the reporting period ended April 30, 2024, PIMS did not receive any contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders.

Class	FESL	CDSC
A	$203	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.  Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Real Estate Income Fund	27

Notes to Financial Statements (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$18,966,678	$15,683,203

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$114,668	$7,737,010	$7,744,461	$—	$—	$107,217	107,217	$7,522

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
$ —	$1,605,104	$1,605,119	$—	$15	$ —	—	$ 146(2)
$114,668	$9,342,114	$9,349,580	$—	$15	$107,217		$7,668

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$37,072,967	$1,688,485	$(2,937,892)	$(1,249,407)

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$1,903,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7. Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are

PGIM Real Estate Income Fund	29

Notes to Financial Statements (unaudited) (continued)

sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares

R6	3,853,873	72.1%

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares

Affiliated	1	69.7%

Unaffiliated	1	27.9

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A
Six months ended April 30, 2024:
Shares sold	6,173	$41,346
Shares issued in reinvestment of dividends and distributions	1,799	11,835
Shares purchased	(15,488)	(101,943)
Net increase (decrease) in shares outstanding before conversion	(7,516)	(48,762)
Shares issued upon conversion from other share class(es)	2,682	17,699
Net increase (decrease) in shares outstanding	(4,834)	$(31,063)

30

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	14,594	$95,679
Shares issued in reinvestment of dividends and distributions	4,374	27,806
Shares purchased	(47,480)	(303,028)
Net increase (decrease) in shares outstanding before conversion	(28,512)	(179,543)
Shares purchased upon conversion into other share class(es)	(1,329)	(8,359)
Net increase (decrease) in shares outstanding	(29,841)	$(187,902)

Class C
Six months ended April 30, 2024:
Shares issued in reinvestment of dividends and distributions	448	$2,953
Shares purchased	(2,486)	(17,017)
Net increase (decrease) in shares outstanding before conversion	(2,038)	(14,064)
Shares purchased upon conversion into other share class(es)	(2,686)	(17,699)
Net increase (decrease) in shares outstanding	(4,724)	$(31,763)

Year ended October 31, 2023:
Shares sold	11,910	$80,031
Shares issued in reinvestment of dividends and distributions	1,142	7,287
Shares purchased	(13,408)	(85,394)
Net increase (decrease) in shares outstanding	(356)	$1,924

Class Z
Six months ended April 30, 2024:
Shares sold	11,999	$81,761
Shares issued in reinvestment of dividends and distributions	1,525	10,064
Shares purchased	(15,612)	(98,312)
Net increase (decrease) in shares outstanding	(2,088)	$(6,487)

Year ended October 31, 2023:
Shares sold	52,996	$352,376
Shares issued in reinvestment of dividends and distributions	4,353	27,956
Shares purchased	(1,113,926)	(7,255,107)
Net increase (decrease) in shares outstanding before conversion	(1,056,577)	(6,874,775)
Shares issued upon conversion from other share class(es)	1,323	8,359
Net increase (decrease) in shares outstanding	(1,055,254)	$(6,866,416)

Class R6
Six months ended April 30, 2024:
Shares sold	840,367	$5,507,713
Shares issued in reinvestment of dividends and distributions	120,172	791,096
Shares purchased	(461,921)	(3,028,033)
Net increase (decrease) in shares outstanding	498,618	$3,270,776

PGIM Real Estate Income Fund	31

Notes to Financial Statements (unaudited) (continued)

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	1,918,443	$12,130,223
Shares issued in reinvestment of dividends and distributions	164,171	1,033,874
Shares purchased	(492,582)	(3,216,260)
Net increase (decrease) in shares outstanding	1,590,032	$9,947,837

8. Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $314,167, borrowed at a weighted average interest rate of 6.42%. The maximum loan outstanding amount during the period was $382,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

32

9. Purchases & Redemption In-kind

As of the close of business on November 15, 2022, the Fund settled the redemption of fund Class Z shares by delivering to an affiliate portfolio securities and other assets. The value of such securities and other assets that were transferred in-kind was $6,247,174.

In-kind redemption gains and losses are excluded in the calculation of taxable gain (loss) for federal income tax purposes.

10. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

PGIM Real Estate Income Fund	33

Notes to Financial Statements (unaudited) (continued)

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

34

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic, financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund. These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

Non-Diversified Investment Company Risk: The Fund is non-diversified for purposes of the 1940 Act. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss

PGIM Real Estate Income Fund	35

Notes to Financial Statements (unaudited) (continued)

resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates

36

rise and will also be affected by the real estate market and by the management of the underlying properties.

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM Real Estate Income Fund	37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS

Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Real Estate Income Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM REAL ESTATE INCOME FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	PRKAX	PRKCX	PRKZX	PRKQX

CUSIP	74441J761	74441J753	74441J746	74441J670

MF228E2

PGIM SELECT REAL ESTATE FUND

SEMIANNUAL REPORT

APRIL 30, 2024

To enroll in e-delivery, go to pgim.com/investments/resource/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2024 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Real Estate is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. ©2024 Prudential Financial, Inc. and its related entities. PGIM Real Estate, PGIM, and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2 Visit our website at pgim.com/investments

Letter from the President

Dear Shareholder:
We hope you find the semiannual report for the PGIM Select Real Estate Fund informative and useful. The report covers performance for the six-month period ended April 30, 2024.
Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we provide access to active investment strategies across the global markets in the pursuit of consistent outperformance for investors. PGIM is the world’s 14th-largest investment manager with more than $1.3 trillion in assets under management. Our scale and investment expertise allow us to deliver a diversified suite of actively managed solutions across a broad spectrum of asset classes and investment styles.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM Select Real Estate Fund

June 14, 2024

PGIM Select Real Estate Fund 3

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments or by calling (800) 225-1852.

	Total Returns as of 4/30/24	Average Annual Total Returns as of 4/30/24
	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Since Inception (%)

Class A	14.21	-3.51	2.43	4.69 (8/1/2014)

Class C	13.70	0.28	2.82	4.50 (8/1/2014)

Class Z	14.23	2.28	3.85	5.55 (8/1/2014)
Class R6	14.31	2.38	3.93	5.59 (8/1/2014)

FTSE EPRA/NAREIT Developed Index

	12.38	-0.88	-1.17	1.68

S&P 500 Index

	20.98	22.66	13.19	12.40

*Not annualized

Since Inception returns are provided since the Fund has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the Fund’s inception date.

4 Visit our website at pgim.com/investments

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z	Class R6

Maximum initial sales charge	5.50% of the public offering price	None	None	None

Contingent deferred sales charge (CDSC) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	1.00% on sales of $1 million or more made within 12 months of purchase	1.00% on sales made within 12 months of purchase	None	None

Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (0.25% currently)	1.00%	None	None

Benchmark Definitions

FTSE EPRA/NAREIT Developed Index—The Financial Times Stock Exchange European Public Real Estate Association/National Association of Real Estate Investment Trusts (FTSE EPRA/NAREIT) Developed Index reflects the stock performance of companies engaged in specific aspects of the major real estate markets/regions of the world.

S&P 500 Index*—The S&P 500 Index is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how large company stocks in the United States have performed.

*The S&P 500 Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by PGIM, Inc. and/or its affiliates. Copyright ©2024 S&P Dow Jones Indices LLC, a division of S&P Global, Inc., and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. For more information on any of S&P Dow Jones Indices LLC’s indices please visit www.spdji.com.S&P® is a registered trademark of S&P Global and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC.

Investors cannot invest directly in an index. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes that may be paid by an investor.

PGIM Select Real Estate Fund 5

Your Fund’s Performance (continued)

Presentation of Fund Holdings as of 4/30/24

Ten Largest Holdings	Real Estate Sectors	% of Net Assets

Welltower, Inc.	Health Care REITs	5.8%

Digital Realty Trust, Inc.	Specialized REITs	4.8%

Prologis, Inc.	Industrial REITs	4.5%

Equinix, Inc.	Specialized REITs	4.3%

Public Storage	Specialized REITs	3.8%

Kite Realty Group Trust	Retail REITs	3.8%

Essential Properties Realty Trust, Inc.	Diversified REITs	3.6%

Iron Mountain, Inc.	Specialized REITs	3.3%

Mitsui Fudosan Co. Ltd. (Japan)	Diversified Real Estate Activities	3.1%

Simon Property Group, Inc.	Retail REITs	2.9%

Holdings reflect only long-term investments and are subject to change.

6 Visit our website at pgim.com/investments

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2024. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information

PGIM Select Real Estate Fund 7

Fees and Expenses (continued)

provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM Select Real Estate Fund		Beginning Account Value November 1, 2023	Ending Account Value April 30, 2024	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,142.10	1.33%	$ 7.08

	Hypothetical	$1,000.00	$1,018.25	1.33%	$ 6.67

Class C	Actual	$1,000.00	$1,137.00	2.08%	$11.05

	Hypothetical	$1,000.00	$1,014.52	2.08%	$10.42

Class Z	Actual	$1,000.00	$1,142.30	1.08%	$ 5.75

	Hypothetical	$1,000.00	$1,019.49	1.08%	$ 5.42

Class R6	Actual	$1,000.00	$1,143.10	1.06%	$ 5.65

	Hypothetical	$1,000.00	$1,019.59	1.06%	$ 5.32

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2024, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2024 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying funds in which the Fund may invest.

8 Visit our website at pgim.com/investments

Schedule of Investments (unaudited)

as of April 30, 2024

Description	Shares	Value

LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS 99.2%

Diversified Real Estate Activities 6.0%

Mitsubishi Estate Co. Ltd. (Japan)	106,740	$1,955,980
Mitsui Fudosan Co. Ltd. (Japan)	525,158	5,344,566
Sun Hung Kai Properties Ltd. (Hong Kong)	314,233	2,898,787

		10,199,333

Diversified REITs 7.1%

British Land Co. PLC (The) (United Kingdom)	286,264	1,380,407
Essential Properties Realty Trust, Inc.	234,313	6,171,805
Merlin Properties Socimi SA (Spain)	194,927	2,192,763
Stockland (Australia)	814,335	2,307,106

		12,052,081

Health Care Facilities 1.6%

Chartwell Retirement Residences (Canada), UTS	299,383	2,716,227

Health Care REITs 9.1%

American Healthcare REIT, Inc.	171,736	2,357,935
CareTrust REIT, Inc.	131,828	3,258,788
Welltower, Inc.	103,936	9,903,022

		15,519,745

Hotel & Resort REITs 5.1%

CapitaLand Ascott Trust (Singapore), UTS	3,412,369	2,266,470
Host Hotels & Resorts, Inc.	149,499	2,821,046
Invincible Investment Corp. (Japan)	3,151	1,411,776
Japan Hotel REIT Investment Corp. (Japan)	4,177	2,195,005

		8,694,297

Industrial REITs 14.8%

Americold Realty Trust, Inc.	91,606	2,012,584
CapitaLand Ascendas REIT (Singapore)	1,339,885	2,538,041
GLP J-REIT (Japan)	3,897	3,169,477
Goodman Group (Australia)	218,801	4,419,700
Prologis, Inc.	75,123	7,666,302
STAG Industrial, Inc.	84,080	2,891,511
Tritax Big Box REIT PLC (United Kingdom)	1,329,195	2,510,633

		25,208,248

See Notes to Financial Statements.

PGIM Select Real Estate Fund 9

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Description	Shares	Value

COMMON STOCKS (Continued)

Internet Services & Infrastructure 0.9%

NEXTDC Ltd. (Australia)*	141,968	$1,507,059

Office REITs 7.1%

Alexandria Real Estate Equities, Inc.	34,073	3,948,039
Great Portland Estates PLC (United Kingdom)	180,995	881,716
Nippon Building Fund, Inc. (Japan)	971	3,709,991
SL Green Realty Corp.	70,245	3,500,308

		12,040,054

Real Estate Operating Companies 6.4%

Catena AB (Sweden)	36,027	1,576,715
Grainger PLC (United Kingdom)	519,989	1,658,916
Sagax AB (Sweden)(Class B Stock)	67,682	1,694,898
Shurgard Self Storage Ltd. (Belgium)	54,489	2,233,024
Vonovia SE (Germany)	126,947	3,668,263

		10,831,816

Residential REITs 11.5%

American Homes 4 Rent(Class A Stock)	87,447	3,130,603
Equity Residential	66,993	4,314,349
Killam Apartment Real Estate Investment Trust (Canada)	129,972	1,622,939
Mid-America Apartment Communities, Inc.	29,732	3,865,160
UNITE Group PLC (The) (United Kingdom)	148,741	1,719,526
Veris Residential, Inc.	341,124	4,915,597

		19,568,174

Retail REITs 13.4%

Kite Realty Group Trust	295,687	6,445,977
Klepierre SA (France)	114,177	3,065,928
Link REIT (Hong Kong)	500,658	2,145,217
NNN REIT, Inc.	83,258	3,374,447
Scentre Group (Australia)	1,373,187	2,780,773
Simon Property Group, Inc.	35,099	4,932,462

		22,744,804

Specialized REITs 16.2%

Digital Realty Trust, Inc.	59,315	8,231,736
Equinix, Inc.	10,289	7,316,611

See Notes to Financial Statements.

10

Description	Shares	Value

COMMON STOCKS (Continued)

Specialized REITs (cont’d.)

Iron Mountain, Inc.	71,894	$5,573,223
Public Storage	25,081	6,507,265

		27,628,835

TOTAL COMMON STOCKS (cost $159,959,048)		168,710,673

RIGHTS* 0.0%

Internet Services & Infrastructure

NEXTDC Ltd. (Australia), expiring 05/02/24 (cost $0)	20,281	12,967

TOTAL LONG-TERM INVESTMENTS (cost $159,959,048)		168,723,640

SHORT-TERM INVESTMENT 1.3%

AFFILIATED MUTUAL FUND
PGIM Core Government Money Market Fund (7-day effective yield 5.540%) (cost $2,190,429)(wb)	2,190,429	2,190,429

TOTAL INVESTMENTS 100.5% (cost $162,149,477)		170,914,069
Liabilities in excess of other assets (0.5)%		(794,331)

NET ASSETS 100.0%		$170,119,738

Below is a list of the abbreviation(s) used in the semiannual report:

REITs—Real Estate Investment Trust

SOFR—Secured Overnight Financing Rate

UTS—Unit Trust Security

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 11

Schedule of Investments (unaudited) (continued)

as of April 30, 2024

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2024 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Long-Term Investments
Common Stocks
Australia	$—	$11,014,638	$—
Belgium	—	2,233,024	—
Canada	4,339,166	—	—
France	—	3,065,928	—
Germany	—	3,668,263	—
Hong Kong	—	5,044,004	—
Japan	—	17,786,795	—
Singapore	—	4,804,511	—
Spain	—	2,192,763	—
Sweden	—	3,271,613	—
United Kingdom	—	8,151,198	—
United States	103,138,770	—	—
Rights
Australia	—	12,967	—
Short-Term Investment
Affiliated Mutual Fund	2,190,429	—	—

Total	$109,668,365	$61,245,704	$—

Country Allocation:

The country allocation of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2024 were as follows:

United States	61.9%
Japan	10.4
Australia	6.5
United Kingdom	4.8
Hong Kong	3.0
Singapore	2.8
Canada	2.6
Germany	2.2
Sweden	1.9

France	1.8%
Belgium	1.3
Spain	1.3

100.5
Liabilities in excess of other assets	(0.5)

100.0%

See Notes to Financial Statements.

12

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Assets
Investments at value:
Unaffiliated investments (cost $159,959,048)	$168,723,640
Affiliated investments (cost $2,190,429)	2,190,429
Foreign currency, at value (cost $231)	229
Dividends receivable	311,456
Receivable for Fund shares sold	302,541
Tax reclaim receivable	286,012
Prepaid expenses	889

Total Assets	171,815,196

Liabilities
Payable for investments purchased	1,270,713
Payable for Fund shares purchased	233,661
Management fee payable	102,972
Accrued expenses and other liabilities	83,124
Distribution fee payable	2,503
Affiliated transfer agent fee payable	1,265
Trustees’ fees payable	1,220

Total Liabilities	1,695,458

Net Assets	$170,119,738

Net assets were comprised of:
Shares of beneficial interest, at par	$14,344
Paid-in capital in excess of par	226,664,435
Total distributable earnings (loss)	(56,559,041)

Net assets, April 30, 2024	$170,119,738

See Notes to Financial Statements.

PGIM Select Real Estate Fund 13

Statement of Assets and Liabilities (unaudited)

as of April 30, 2024

Class A

Net asset value and redemption price per share, ($5,865,860 ÷ 493,912 shares of beneficial interest issued and outstanding)	$11.88
Maximum sales charge (5.50% of offering price)	0.69

Maximum offering price to public	$12.57

Class C
Net asset value, offering price and redemption price per share, ($1,598,559 ÷ 136,468 shares of beneficial interest issued and outstanding)	$11.71

Class Z
Net asset value, offering price and redemption price per share, ($137,869,768 ÷ 11,591,145 shares of beneficial interest issued and outstanding)	$11.89

Class R6
Net asset value, offering price and redemption price per share, ($24,785,551 ÷ 2,122,228 shares of beneficial interest issued and outstanding)	$11.68

See Notes to Financial Statements.

14

Statement of Operations (unaudited)

Six Months Ended April 30, 2024

Net Investment Income (Loss)

Income
Unaffiliated dividend income (net of $92,695 foreign withholding tax)	$2,748,101
Affiliated dividend income	34,930
Affiliated income from securities lending, net	93

Total income	2,783,124

Expenses
Management fee	675,027
Distribution fee(a)	17,122
Transfer agent’s fees and expenses (including affiliated expense of $3,969)(a)	112,925
Custodian and accounting fees	38,195
Commitment fees	32,114
Registration fees(a)	23,785
Professional fees	21,376
Shareholders’ reports	19,927
Audit fee	17,437
Trustees’ fees	6,126
Miscellaneous	30,201

Total expenses	994,235
Less: Fee waiver and/or expense reimbursement(a)	(69,747)
Distribution fee waiver(a)	(1,474)

Net expenses	923,014

Net investment income (loss)	1,860,110

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions

Net realized gain (loss) on:
Investment transactions (including affiliated of $(556))	6,357,689
Foreign currency transactions	(18,174)

6,339,515

Net change in unrealized appreciation (depreciation) on:
Investments	14,037,887
Foreign currencies	(9,435)

14,028,452

Net gain (loss) on investment and foreign currency transactions	20,367,967

Net Increase (Decrease) In Net Assets Resulting From Operations	$22,228,077

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Z	Class R6

Distribution fee	8,841	8,281	—	—

Transfer agent’s fees and expenses	4,405	1,511	105,396	1,613
Registration fees	4,080	3,624	9,270	6,811
Fee waiver and/or expense reimbursement	(6,091)	(4,459)	(59,197)	—
Distribution fee waiver	(1,474)	—	—	—

See Notes to Financial Statements.

PGIM Select Real Estate Fund 15

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2024	Year Ended October 31, 2023

Increase (Decrease) in Net Assets

Operations
Net investment income (loss)	$1,860,110	$4,804,590
Net realized gain (loss) on investment and foreign currency transactions	6,339,515	(29,329,278)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	14,028,452	31,047,926

Net increase (decrease) in net assets resulting from operations	22,228,077	6,523,238

Dividends and Distributions
Distributions from distributable earnings
Class A	(95,864)	(171,028)
Class C	(22,805)	(21,353)
Class Z	(2,307,222)	(3,811,369)
Class R6	(434,500)	(1,011,529)

	(2,860,391)	(5,015,279)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	40,669,730	96,110,698
Net asset value of shares issued in reinvestment of dividends and distributions	2,853,764	5,008,295
Cost of shares purchased	(66,524,120)	(188,872,508)

Net increase (decrease) in net assets from Fund share transactions	(23,000,626)	(87,753,515)

Total increase (decrease)	(3,632,940)	(86,245,556)

Net Assets:

Beginning of period	173,752,678	259,998,234

End of period	$170,119,738	$173,752,678

See Notes to Financial Statements.

16

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.57		$10.84		$15.54	$11.48	$13.18	$10.33
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.20	(b)	0.14	0.10	0.15	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(0.25	)(c)	(4.12)	4.18	(1.16)	3.10
Total from investment operations	1.51		(0.05)		(3.98)	4.28	(1.01)	3.26
Less Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.22)		(0.22)	(0.22)	(0.43)	(0.21)
Tax return of capital distributions	-		-		(0.04)	-	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)	(0.20)
Total dividends and distributions	(0.20)		(0.22)		(0.72)	(0.22)	(0.69)	(0.41)
Net asset value, end of period	$11.88		$10.57		$10.84	$15.54	$11.48	$13.18
Total Return(d):	14.21%		(0.62)%		(26.71)%	37.61%	(7.90)%	32.64%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,866		$5,278		$10,982	$6,733	$3,878	$4,447
Average net assets (000)	$5,926		$9,796		$11,632	$4,803	$4,534	$3,205
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.33%	(f)(g)	1.32	%(g)	1.30%	1.30%	1.30%	1.30%
Expenses before waivers and/or expense reimbursement	1.59%	(f)	1.43%		1.44%	1.57%	2.11%	3.04%
Net investment income (loss)	1.97%	(f)	1.73%		1.05%	0.74%	1.26%	1.36%
Portfolio turnover rate(h)	78%		121%		137%	165%	313%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.03% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 17

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023		2022	2021		2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.43		$10.69		$15.33	$11.35		$13.03	$10.23
Income (loss) from investment operations:
Net investment income (loss)	0.07		0.11	(b)	0.03	(0.01	)(b)	0.06	0.06
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		(0.24	)(c)	(4.05)	4.12		(1.13)	3.08
Total from investment operations	1.43		(0.13)		(4.02)	4.11		(1.07)	3.14
Less Dividends and Distributions:
Dividends from net investment income	(0.15)		(0.13)		(0.12)	(0.13)		(0.35)	(0.14)
Tax return of capital distributions	-		-		(0.04)	-		-	-
Distributions from net realized gains	-		-		(0.46)	-		(0.26)	(0.20)
Total dividends and distributions	(0.15)		(0.13)		(0.62)	(0.13)		(0.61)	(0.34)
Net asset value, end of period	$11.71		$10.43		$10.69	$15.33		$11.35	$13.03
Total Return(d):	13.70%		(1.30)%		(27.25)%	36.64%		(8.60)%	31.59%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,599		$1,617		$1,754	$1,636		$605	$351
Average net assets (000)	$1,665		$1,880		$2,168	$1,021		$532	$148
Ratios to average net assets(e) :
Expenses after waivers and/or expense reimbursement	2.08%	(f)(g)	2.07	%(g)	2.05%	2.05%		2.05%	2.05%
Expenses before waivers and/or expense reimbursement	2.62%	(f)	2.48%		2.56%	2.95%		5.31%	11.73%
Net investment income (loss)	1.24%	(f)	0.96%		0.26%	(0.06)%		0.55%	0.54%
Portfolio turnover rate(h)	78%		121%		137%	165%		313%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.03% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

18

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.58		$10.86		$15.56	$11.49	$13.20	$10.34
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.23	(b)	0.18	0.13	0.16	0.19
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.39		(0.26	)(c)	(4.12)	4.19	(1.15)	3.11
Total from investment operations	1.52		(0.03)		(3.94)	4.32	(0.99)	3.30
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.25)		(0.26)	(0.25)	(0.46)	(0.24)
Tax return of capital distributions	-		-		(0.04)	-	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)	(0.20)
Total dividends and distributions	(0.21)		(0.25)		(0.76)	(0.25)	(0.72)	(0.44)
Net asset value, end of period	$11.89		$10.58		$10.86	$15.56	$11.49	$13.20
Total Return(d):	14.23%		(0.37)%		(26.46)%	38.04%	(7.73)%	33.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,870		$147,176		$171,629	$226,286	$29,056	$6,366
Average net assets (000)	$137,633		$177,323		$235,834	$126,992	$14,227	$1,621
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.08%	(f)(g)	1.07	%(g)	1.01%	1.04%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.17%	(f)	1.07%		1.01%	1.04%	1.61%	2.85%
Net investment income (loss)	2.22%	(f)	1.97%		1.29%	0.92%	1.40%	1.48%
Portfolio turnover rate(h)	78%		121%		137%	165%	313%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.03% and 0.02%, respectively, which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024 and year ended October 31, 2023, respectively.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM Select Real Estate Fund 19

Financial Highlights (unaudited) (continued)

Class R6 Shares
	Six Months Ended April 30,		Year Ended October 31,

	2024		2023		2022	2021	2020	2019
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.40		$10.67		$15.31	$11.31	$13.00	$10.19
Income (loss) from investment operations:
Net investment income (loss)	0.13		0.24	(b)	0.19	0.15	0.18	0.18
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.36		(0.25	)(c)	(4.06)	4.11	(1.15)	3.07
Total from investment operations	1.49		(0.01)		(3.87)	4.26	(0.97)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.26)		(0.27)	(0.26)	(0.46)	(0.24)
Tax return of capital distributions	-		-		(0.04)	-	-	-
Distributions from net realized gains	-		-		(0.46)	-	(0.26)	(0.20)
Total dividends and distributions	(0.21)		(0.26)		(0.77)	(0.26)	(0.72)	(0.44)
Net asset value, end of period	$11.68		$10.40		$10.67	$15.31	$11.31	$13.00
Total Return(d):	14.31%		(0.27)%		(26.39)%	38.10%	(7.70)%	33.02%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,786		$19,682		$75,634	$93,853	$15,686	$17,138
Average net assets (000)	$24,459		$53,351		$92,466	$57,833	$16,060	$8,739
Ratios to average net assets(e):
Expenses after waivers and/or expense reimbursement	1.06%	(f)(g)	0.93%		0.89%	0.94%	1.05%	1.05%
Expenses before waivers and/or expense reimbursement	1.06%	(f)	0.93%		0.89%	0.94%	1.42%	2.25%
Net investment income (loss)	2.25%	(f)	2.11%		1.40%	1.06%	1.56%	1.56%
Portfolio turnover rate(h)	78%		121%		137%	165%	313%	242%

(a)	Calculated based on average shares outstanding during the period.
(b)	The per share amount of net investment income (loss) does not directly correlate to the amounts reported in the Statement of Operations due to class specific expenses.
(c)

The per share amount of realized and unrealized gain (loss) on investments does not directly correlate to the amounts reported in the Statement of Operations due to the timing of portfolio share transactions in relation to fluctuating market values.

(d)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to GAAP. Total returns for periods less than one full year are not annualized.

(e)	Does not include expenses of the underlying funds in which the Fund invests.
(f)	Annualized.
(g)

Includes interest expense on borrowings from the Syndicated Credit Agreement and certain non-recurring expenses of 0.01% which are being excluded from the Fund’s contractual waiver for the six months ended April 30, 2024.

(h)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments, certain derivatives and in-kind transactions (if any). If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

20

Notes to Financial Statements  (unaudited)

1.	Organization

Prudential Investment Portfolios 9 (the “Registered Investment Company” or “RIC”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The RIC is organized as a Delaware Statutory Trust. These financial statements relate only to the PGIM Select Real Estate Fund (the “Fund”), a series of the RIC. The Fund is classified as a diversified fund for purposes of the 1940 Act.

The investment objective of the Fund is to seek income and capital appreciation.

2.	Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform to U.S. generally accepted accounting principles (“GAAP”). The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued as of the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. As described in further detail below, the Fund’s investments are valued daily based on a number of factors, including the type of investment and whether market quotations are readily available. The RIC’s Board of Trustees (the “Board”) has approved the Fund’s valuation policies and procedures for security valuation and designated PGIM Investments LLC (“PGIM Investments” or the “Manager”) as the “Valuation Designee,” as defined by Rule 2a-5(b) under the 1940 Act, to perform the fair value determination relating to all Fund investments. Pursuant to the Board’s oversight, the Valuation Designee has established a Valuation Committee to perform the duties and responsibilities as Valuation Designee under Rule 2a-5. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. Fair value is the estimated price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some

PGIM Select Real Estate Fund 21

Notes to Financial Statements  (unaudited) (continued)

of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 Fair Value Measurement.

Common or preferred stocks, exchange-traded funds (“ETFs”) and derivative instruments, if applicable, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on a valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end funds (other than ETFs) are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on policies and procedures approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy. Altering one or more unobservable inputs may result in a significant change to a Level 3 security’s fair value measurement.

22

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; and any available analyst media or other reports or information deemed reliable by the Valuation Designee regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the exchange rate as of the valuation date;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period unrealized and realized foreign currency gains (losses) are included in the reported net change in unrealized appreciation (depreciation) on investments and net realized gains (losses) on investment transactions on the Statements of Operations.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The RIC, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received and by the receipt of collateral from the counterparty by the Fund to cover the

PGIM Select Real Estate Fund 23

Notes to Financial Statements  (unaudited) (continued)

Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of the securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. The remaining open loans of the securities lending transactions are considered overnight and continuous. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto, which are reflected in interest income or unaffiliated dividend income based on the nature of the payment on the Statement of Operations. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Equity and Mortgage Real Estate Investment Trusts (collectively REITs): The Fund invested in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material, these estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

24

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual expense amounts. Net investment income or loss (other than class specific expenses and waivers, which are allocated as noted below) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day. Class specific expenses and waivers, where applicable, are charged to the respective share classes. Such class specific expenses and waivers include distribution fees and distribution fee waivers, shareholder servicing fees, transfer agent’s fees and expenses, registration fees and fee waivers and/or expense reimbursements, as applicable.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Between 2018 and 2025, tax reform legislation commonly referred to as the Tax Cuts and Jobs Act permits a direct REIT shareholder to claim a 20% “qualified business income” deduction for ordinary REIT dividends. The tax legislation did not expressly permit regulated investment companies (“RICs”) paying dividends attributable to such income to pass through this special treatment to its shareholders. On January 18, 2019, the Internal Revenue Service issued final regulations that permit RICs to pass through “qualified REIT dividends” to their shareholders.

Dividends and Distributions: Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from GAAP, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate. The chart below sets forth the expected frequency of dividend and capital gains distributions to shareholders. Various factors may impact the frequency of dividend distributions to shareholders, including but not limited to adverse market conditions or portfolio holding-specific events.

Expected Distribution Schedule to Shareholders*	Frequency
Net Investment Income	Quarterly
Short-Term Capital Gains	Annually
Long-Term Capital Gains	Annually

*	Under certain circumstances, the Fund may make more than one distribution of short-term and/or long-term capital gains during a fiscal year.

PGIM Select Real Estate Fund 25

Notes to Financial Statements  (unaudited) (continued)

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.	Agreements

The RIC, on behalf of the Fund, has a management agreement with the Manager pursuant to which it has responsibility for all investment advisory services, including supervision of the subadviser’s performance of such services, and for rendering administrative services.

The Manager has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its business unit, PGIM Real Estate, and PGIM Real Estate (UK) Limited, an indirect wholly-owned subsidiary of PGIM, Inc. (collectively referred to herein as the “subadviser”). The Manager pays for the services of subadviser.

Fees payable under the management agreement are computed daily and paid monthly. For the reporting period ended April 30, 2024, the contractual and effective management fee rates were as follows:

Contractual Management Rate	Effective Management Fee, before any waivers and/or expense reimbursements
0.80% on average daily net assets up to and including $1 billion;	0.80%
0.78% on the next $2 billion of average daily net assets;
0.76% on the next $2 billion of average daily net assets;
0.75% on the next $5 billion of average daily net assets;
0.74% on average daily net assets exceeding $10 billion.

The Manager has contractually agreed, through February 28, 2025, to limit total annual operating expenses after fee waivers and/or expense reimbursements. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales.

Where applicable, the Manager agrees to waive management fees or shared operating expenses on any share class to the same extent that it waives such expenses on any other share class. In addition, total annual operating expenses for Class R6 shares will not exceed total annual operating expenses for Class Z shares. Fees and/or expenses waived and/or reimbursed by the Manager for the purpose of preventing the expenses from exceeding a certain expense ratio limit may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be

26

realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. The expense limitations attributable to each class are as follows:

Class	Expense Limitations
A	1.30%
C	2.05
Z	1.05
R6	1.05

The RIC, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Z and Class R6 shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate based on average daily net assets per class. PIMS has contractually agreed through February 28, 2025 to limit such fees on certain classes based on the average daily net assets. The distribution fees are accrued daily and payable monthly.

The Fund’s annual gross and net distribution rates, where applicable, are as follows:

Class	Gross Distribution Fee	Net Distribution Fee
A	0.30%	0.25%
C	1.00	1.00
Z	N/A	N/A
R6	N/A	N/A

For the reporting period ended April 30, 2024, PIMS received front-end sales charges (“FESL”) resulting from sales of certain class shares and contingent deferred sales charges (“CDSC”) imposed upon redemptions by certain shareholders. From these fees, PIMS paid such sales charges to broker-dealers, who in turn paid commissions to salespersons and incurred other distribution costs. The sales charges are as follows where applicable:

Class	FESL	CDSC
A	$1,626	$—
C	—	—

PGIM Investments, PGIM, Inc., PGIM Real Estate (UK) Limited and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.	Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent and shareholder servicing agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM Select Real Estate Fund 27

Notes to Financial Statements  (unaudited) (continued)

The Fund may invest its overnight sweep cash in the PGIM Core Government Money Market Fund (the “Core Government Fund”), a series of the Prudential Government Money Market Fund, Inc., and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), a series of Prudential Investment Portfolios 2, each registered under the 1940 Act and managed by PGIM Investments. PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services to the Core Government Fund and the Money Market Fund. In addition to the realized and unrealized gains on investments in the Core Government Fund and the Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Affiliated income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act that, subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors/trustees, and/or common officers. For the reporting period ended April 30, 2024, no Rule 17a-7 transactions were entered into by the Fund.

5.	Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2024, were as follows:

Cost of Purchases	Proceeds from Sales
$133,156,182	$156,508,168

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended April 30, 2024, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

Short-Term Investments - Affiliated Mutual Funds:

PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(1)(wb)
$420	$37,017,582	$34,827,573	$—	$—	$2,190,429	2,190,429	$34,930

28

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Institutional Money Market Fund (7-day effective yield 5.644%)(1)(wb)
$—	$2,924,850	$2,924,294	$—	$(556)	$—	—	$93	(2)
$420	$39,942,432	$37,751,867	$—	$(556)	$2,190,429		$35,023

(1)	The Fund did not have any capital gain distributions during the reporting period.
(2)	The amount, or a portion thereof, represents the affiliated securities lending income shown on the Statement of Operations.
(wb)	Represents an investment in a Fund affiliated with the Manager.

6.	Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2024 were as follows:

Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$168,406,927	$13,712,662	$(11,205,520)	$2,507,142

The GAAP basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had an approximated capital loss carryforward as of October 31, 2023 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Capital Loss Carryforward	Capital Loss Carryforward Utilized
$65,188,000	$—

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2023 are subject to such review.

7.	Capital and Ownership

The Fund offers Class A, Class C, Class Z and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. Investors who purchase $1 million or more of Class A shares and sell these shares within 12 months of purchase are subject to a CDSC of 1%, although they are not subject to an initial sales charge. The Class A CDSC is waived for certain retirement and/or benefit plans. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are

PGIM Select Real Estate Fund 29

Notes to Financial Statements  (unaudited) (continued)

sold with a CDSC of 1% on sales made within 12 months of purchase. Class C shares will automatically convert to Class A shares on a monthly basis approximately eight years (ten years prior to January 22, 2021) after purchase. Class Z and Class R6 shares are not subject to any sales or redemption charges and are available exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest, below.

The RIC has authorized an unlimited number of shares of beneficial interest of the Fund at

$0.001 par value per share, currently divided into four classes, designated Class A, Class C, Class Z and Class R6.

As of April 30, 2024, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

Class	Number of Shares	Percentage of Outstanding Shares
C	1,311	1.0%
R6	1,555,061	73.3

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Number of Shareholders	Percentage of Outstanding Shares
Affiliated	1	10.7%
Unaffiliated	3	73.8

Transactions in shares of beneficial interest were as follows:

Share Class	Shares	Amount

Class A

Six months ended April 30, 2024:
Shares sold	42,045	$505,924
Shares issued in reinvestment of dividends and distributions	7,901	95,820
Shares purchased	(56,656)	(685,396)
Net increase (decrease) in shares outstanding before conversion	(6,710)	(83,652)
Shares issued upon conversion from other share class(es)	3,688	46,024
Shares purchased upon conversion into other share class(es)	(2,453)	(29,428)
Net increase (decrease) in shares outstanding	(5,475)	$(67,056)

30

Share Class	Shares	Amount

Year ended October 31, 2023:
Shares sold	98,715	$1,153,903
Shares issued in reinvestment of dividends and distributions	14,810	170,993
Shares purchased	(621,093)	(7,305,097)
Net increase (decrease) in shares outstanding before conversion	(507,568)	(5,980,201)
Shares issued upon conversion from other share class(es)	6,087	70,327
Shares purchased upon conversion into other share class(es)	(12,103)	(140,249)
Net increase (decrease) in shares outstanding	(513,584)	$(6,050,123)

Class C
Six months ended April 30, 2024:
Shares sold	7,109	$83,432
Shares issued in reinvestment of dividends and distributions	1,896	22,805
Shares purchased	(27,294)	(330,438)
Net increase (decrease) in shares outstanding before conversion	(18,289)	(224,201)
Shares purchased upon conversion into other share class(es)	(297)	(3,679)
Net increase (decrease) in shares outstanding	(18,586)	$(227,880)

Year ended October 31, 2023:
Shares sold	47,930	$545,368
Shares issued in reinvestment of dividends and distributions	1,875	21,318
Shares purchased	(53,248)	(609,473)
Net increase (decrease) in shares outstanding before conversion	(3,443)	(42,787)
Shares purchased upon conversion into other share class(es)	(5,474)	(62,252)
Net increase (decrease) in shares outstanding	(8,917)	$(105,039)

Class Z
Six months ended April 30, 2024:
Shares sold	2,581,422	$31,359,844
Shares issued in reinvestment of dividends and distributions	189,854	2,300,927
Shares purchased	(5,084,095)	(59,032,364)
Net increase (decrease) in shares outstanding before conversion	(2,312,819)	(25,371,593)
Shares issued upon conversion from other share class(es)	2,454	29,483
Shares purchased upon conversion into other share class(es)	(3,391)	(42,345)
Net increase (decrease) in shares outstanding	(2,313,756)	$(25,384,455)

Year ended October 31, 2023:
Shares sold	6,472,628	$74,952,042
Shares issued in reinvestment of dividends and distributions	331,388	3,805,130
Shares purchased	(8,718,343)	(99,098,086)
Net increase (decrease) in shares outstanding before conversion	(1,914,327)	(20,340,914)
Shares issued upon conversion from other share class(es)	12,484	144,855
Shares purchased upon conversion into other share class(es)	(3,338)	(38,972)
Net increase (decrease) in shares outstanding	(1,905,181)	$(20,235,031)

PGIM Select Real Estate Fund 31

Notes to Financial Statements  (unaudited) (continued)

Share Class	Shares	Amount

Class R6
Six months ended April 30, 2024:
Shares sold	733,691	$8,720,530
Shares issued in reinvestment of dividends and distributions	36,492	434,212
Shares purchased	(540,910)	(6,475,922)
Net increase (decrease) in shares outstanding before conversion	229,273	2,678,820
Shares purchased upon conversion into other share class(es)	(5)	(55)
Net increase (decrease) in shares outstanding	229,268	$2,678,765

Year ended October 31, 2023:
Shares sold	1,674,290	$19,459,385
Shares issued in reinvestment of dividends and distributions	89,449	1,010,854
Shares purchased	(6,962,409)	(81,859,852)
Net increase (decrease) in shares outstanding before conversion	(5,198,670)	(61,389,613)
Shares issued upon conversion from other share class(es)	2,696	30,897
Shares purchased upon conversion into other share class(es)	(408)	(4,606)
Net increase (decrease) in shares outstanding	(5,196,382)	$(61,363,322)

8.	Borrowings

The RIC, on behalf of the Fund, along with other affiliated registered investment companies (the “Participating Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the SCA in effect at the reporting period-end.

SCA
Term of Commitment	9/29/2023 - 9/26/2024
Total Commitment	$ 1,200,000,000
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.00% plus the higher of (1) the effective federal funds rate, (2) the daily SOFR rate plus 0.10% or (3) zero percent

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those

32

portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Participating Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2024. The average daily balance for the 35 days that the Fund had loans outstanding during the period was approximately $3,333,171, borrowed at a weighted average interest rate of 6.43%. The maximum loan outstanding amount during the period was $19,707,000. At April 30, 2024, the Fund did not have an outstanding loan amount.

9.	Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below. For further information on the Fund’s risks, please refer to the Fund’s Prospectus and Statement of Additional Information.

Active Trading Risk: The Fund actively and frequently trades its portfolio securities. High portfolio turnover results in higher transaction costs, which can affect the Fund’s performance and have adverse tax consequences. In addition, high portfolio turnover may also mean that a proportionately greater amount of distributions to shareholders will be taxed as ordinary income rather than long-term capital gains compared to investment companies with lower portfolio turnover.

Distribution Risk: The Fund’s distributions may consist of net investment income, if any, and net realized gains, if any, from the sale of investments and/or return of capital. The Fund will provide to shareholders early in each calendar year the final tax character of the Fund’s distributions for the previous year. Also, at such time that the Fund distribution is expected to be from sources other than current or accumulated net income, a notice to shareholders may be required.

Economic and Market Events Risk: Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth or the functioning of the securities markets, or otherwise reduce inflation, may at times result in unusually high market volatility, which could negatively impact performance. Governmental efforts to curb inflation often have negative effects on the level of economic activity. Relatively reduced liquidity in credit and fixed income markets could adversely affect issuers worldwide.

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility. Emerging market countries may have policies

PGIM Select Real Estate Fund 33

Notes to Financial Statements  (unaudited) (continued)

that restrict investment by non-U.S. investors, or that prevent non-U.S. investors from withdrawing their money at will.

The Fund may invest in some emerging markets that subject it to risks such as those associated with illiquidity, custody of assets, different settlement and clearance procedures and asserting legal title under a developing legal and regulatory regime to a greater degree than in developed markets or even in other emerging markets.

Equity and Equity-Related Securities Risk: Equity and equity-related securities may be subject to changes in value, and their values may be more volatile than those of other asset classes. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) may involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the United States. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system, particularly those of emerging markets. In general, less information is publicly available with respect to non-U.S. companies than U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Increase in Expenses Risk: Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table in the Fund’s prospectus for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile. Active and frequent trading of Fund securities can increase expenses.

34

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market Capitalization Risk: The Fund may invest in companies of any market capitalization. Generally, the stock prices of small- and mid-cap companies are less stable than the prices of large-cap stocks and may present greater risks. Large capitalization companies as a group could fall out of favor with the market, causing the Fund to underperform compared to investments that focus on smaller capitalized companies.

Market Disruption and Geopolitical Risks: Market disruption can be caused by economic,financial or political events and factors, including but not limited to, international wars or conflicts (including Russia’s military invasion of Ukraine and the Israel-Hamas war), geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), instability in regions such as Asia, Eastern Europe and the Middle East, terrorism, natural disasters and public health epidemics (including the outbreak of COVID-19 globally).

The extent and duration of such events and resulting market disruptions cannot be predicted, but could be substantial and could magnify the impact of other risks to the Fund.These and other similar events could adversely affect the U.S. and foreign financial markets and lead to increased market volatility, reduced liquidity in the securities markets, significant negative impacts on issuers and the markets for certain securities and commodities and/or government intervention. They may also cause short- or long-term economic uncertainties in the United States and worldwide. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Fund’s investments may be negatively impacted. Further, due to closures of certain markets and restrictions on trading certain securities, the value of certain securities held by the Fund could be significantly impacted, which could lead to such securities being valued at zero.

Market Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.

PGIM Select Real Estate Fund 35

Notes to Financial Statements  (unaudited) (continued)

Real Estate Investment Trust (“REIT”) Risk: Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the Code) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

Real Estate Related Securities Risk: Because the Fund invests in real estate securities, including REITs, the Fund is subject to the risks of investing in the real estate industry, such as changes in general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indices. As a result, the Fund’s performance can deviate from the performance of such indices. Because the Fund invests in stocks, there is the risk that the price of a particular stock owned by the Fund could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down.

An investment in the Fund will be closely linked to the performance of the real estate markets. Real estate securities are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

36

Selection Risk: Selection risk is the risk that the securities selected by the subadviser will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Value Style Risk: Since the Fund follows a value investment style, there is the risk that the value style may be out of favor for long periods of time, that the market will not recognize a security’s intrinsic value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. Issuers of value stocks may have experienced adverse business developments or may be subject to special risks that have caused the stock to be out of favor. In addition, the Fund’s value investment style may go out of favor with investors, negatively affecting the Fund’s performance. If the Fund’s assessment of market conditions or a company’s value is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds.

PGIM Select Real Estate Fund 37

Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Board has approved PGIM Investments, the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Board.

At a meeting of the Board on March 5-7, 2024, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from January 1, 2023 through December 31, 2023 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

38

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING

The Board of Trustees of the Fund has delegated to the Fund’s subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President and Principal Executive Officer • Scott E. Benjamin, Vice President • Christian J. Kelly, Chief Financial Officer • Claudia DiGiacomo, Chief Legal Officer • Andrew Donohue, Chief Compliance Officer • Russ Shupak, Treasurer and Principal Accounting Officer • Kelly Florio, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Melissa Gonzalez, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick E. McGuinness, Assistant Secretary • Debra Rubano, Assistant Secretary • George Hoyt, Assistant Secretary • Devan Goolsby, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Elyse M. McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer • Robert W. McCormack, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Real Estate	7 Giralda Farms Madison, NJ 07940

	PGIM Real Estate (UK) Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 534432 Pittsburgh, PA 15253

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain the prospectus and summary prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to pgim.com/investments/resource/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES

Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM Select Real Estate Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

 Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM SELECT REAL ESTATE FUND

SHARE CLASS	A	C	Z	R6

NASDAQ	SREAX	SRECX	SREZX	SREQX

CUSIP	74441J811	74441J795	74441J779	74441J787

MF223E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 –	Recovery of Erroneously Awarded Compensation – Not applicable.

Item 14 –	Exhibits

(a)(1)	Code of Ethics – Not required, as this is not an annual filing.
(a)(2)	Policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 – Not applicable.
(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002– Attached hereto as Exhibit EX-99.CERT.

(a)(3)(1) Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of     1940 – Not applicable.

(a)(3)(2) Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	June 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 18, 2024

By:	/s/ Christian J. Kelly
Christian J. Kelly
Chief Financial Officer (Principal Financial Officer)

Date:	June 18, 2024